As filed with the  Securities  and  Exchange  Commission  on April 29, 2003
                                                Securities Act File No. 33-92712
                                        Investment Company Act File No. 811-9050


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               -------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                X
                                                                    -------

        Pre-Effective Amendment No.
                                      ------

        Post-Effective Amendment No.    22                             X
                                     -------                        -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        X
                                                                    -------
        Amendment No.  26                                              X
                      ----                                          -------



                                  PICTET FUNDS
                              -------------------
               (Exact Name of Registrant as Specified in Charter)

                      101 FEDERAL STREET, BOSTON, MA 02110
                   -------------------------------------------
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (617) 535-0525


Name and Address of Agent for Service:                     Copies to:
Lisa M. King, Esq.                                         Joseph P. Barri, Esq.
PFPC Inc.                                                  Hale and Dorr LLP
400 Bellevue Parkway                                       60 State Street
Wilmington, DE  19809                                      Boston, MA 02109


        It is proposed that the filing will become effective:


         ___ immediately upon filing pursuant to paragraph (b); or
          X on April 30, 2003 pursuant to paragraph (b); or ___ 60 days after filing pursuant to paragraph (a)(1); or
         ___ on [ ] pursuant to paragraph (a)(1); or
         ___ 75 days after filing pursuant to paragraph (a)(2); or
         ___ on [ ] pursuant to paragraph (a)(2) of Rule 485.


        If appropriate, check the following box:

         ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================
                       PICTET GLOBAL EMERGING MARKETS FUND
                    PICTET INTERNATIONAL SMALL COMPANIES FUND
                        PICTET INTERNATIONAL EQUITY FUND
                            PICTET GLOBAL WATER FUND
================================================================================


                                 [LOGO OMITTED]
                                     PICTET
                                     FUNDS


                                   PROSPECTUS
                                 APRIL 30, 2003

                               INSTITUTIONAL CLASS



                     The Securities and Exchange Commission
                         has not approved or disapproved
                         these securities or determined
                whether this prospectus is accurate or complete.
              Any statement to the contrary is a criminal offense.

     TABLE OF CONTENTS
                                                                        OVERVIEW

                                     PICTET FUNDS HAS FOUR INVESTMENT FUNDS (THE
                              "FUNDS") THAT ARE EACH OFFERED IN THIS PROSPECTUS.
                                    EACH FUND HAS A DISTINCT INVESTMENT GOAL AND
                               RELATED INVESTMENT RISKS. EACH FUND IS AUTHORIZED
                                  TO OFFER TWO CLASSES OF SHARES - INSTITUTIONAL CLASS AND RETAIL CLASS. THIS PROSPECTUS OFFERS
                                         ONLY THE INSTITUTIONAL CLASS OF SHARES.
                                THE DESCRIPTIONS ON THE FOLLOWING PAGES MAY HELP
                                        YOU CHOOSE THE FUNDS THAT BEST MEET YOUR
                                INVESTMENT NEEDS. HOWEVER, NO FUND CAN GUARANTEE
                              IT WILL MEET ITS INVESTMENT OBJECTIVE, AND NO FUND
                                  SHOULD BE RELIED UPON AS A COMPLETE INVESTMENT
                                                                        PROGRAM.


PICTET GLOBAL EMERGING MARKETS FUND -
     RISK/RETURN SUMMARY ..................................................
     Investment goal ......................................................
     Principal investments and strategies .................................
     Principal investment risks ...........................................
     Total return .........................................................
     Fees and expenses ....................................................

PICTET INTERNATIONAL SMALL COMPANIES FUND -
     RISK/RETURN SUMMARY ..................................................
     Investment goal ......................................................
     Principal investments and strategies .................................
     Principal investment risks ...........................................
     Total return .........................................................
     Fees and expenses ....................................................

PICTET INTERNATIONAL EQUITY FUND - RISK/RETURN SUMMARY ....................
     Investment goal ......................................................
     Principal investments and strategies .................................
     Principal investment risks ...........................................
     Total return .........................................................
     Fees and expenses ....................................................

PICTET GLOBAL WATER FUND - RISK/RETURN SUMMARY ............................
     Investment goal ......................................................
     Principal investments and strategies .................................
     Principal investment risks ...........................................
     Total return .........................................................
     Fees and expenses ....................................................

THE FUNDS' INVESTMENTS ....................................................

INVESTMENT ADVISER ........................................................
     Portfolio management .................................................

INVESTMENT AND ACCOUNT POLICIES ...........................................
     Calculation of net asset value .......................................
     Purchasing Fund shares ...............................................
     Exchanges between Pictet Funds .......................................
     Redeeming Fund shares ................................................
     Dividends, distributions and taxes ...................................

FINANCIAL HIGHLIGHTS ......................................................

FOR MORE INFORMATION ......................................................

PICTET GLOBAL EMERGING MARKETS FUND
RISK/RETURN SUMMARY

     INVESTMENT GOAL

Long-term growth of capital.
--------------------------------------------------------------------------------
           PRINCIPAL
     INVESTMENTS AND
          STRATEGIES

The Fund invests primarily in equity securities of companies in emerging market countries.

The Fund normally invests in at least 15, but never fewer than eight, emerging market countries.
--------------------------------------------------------------------------------
     EMERGING MARKET
            EQUITIES

Equity securities include common and preferred stocks, investment company shares, convertible debt securities, warrants, subscription rights and depositary receipts for foreign stocks.

Emerging market countries are those identified as developing or emerging countries by the World Bank, International Finance Corporation or United Nations or countries not listed in the Morgan Stanley Capital International World Index. Currently, emerging market countries may include those in Latin America, Southeast Asia, Africa, Eastern Europe and the Middle East.

Emerging market stocks means equity securities:

o  that are traded primarily in an emerging market country;
o of companies that derive 50% or more of total revenue from goods or services produced or sold in emerging market countries; or
o of companies organized and with a principal office in an emerging market country.
--------------------------------------------------------------------------------
     HOW THE ADVISER
  SELECTS THE FUND'S
         INVESTMENTS

In allocating the Fund's assets among emerging market countries, the adviser uses a proprietary database to screen for countries that meet the following standards:

o  Suitable safe custody of assets and freedom of capital movement.
o A higher than average number of undervalued stocks when comparing the companies against their benchmark values.
o  A favorable domestic liquidity environment.
o  A reasonably liquid and diverse stock market.
o  A good or improving fiscal balance.
o An undervalued or fairly valued exchange rate, combined with sustainable trade and current account balances.

In selecting individual emerging market stocks, the adviser looks for companies with one or more of the following:

o  Current or potential high and stable cash generation.
o  Strong, liquid balance sheets.
o Asset valuations significantly below replacement cost, or below the average for its sector on a global basis. The adviser will also consider the debt of a company.
o  A high free cash flow relative to the stock price.
o In the case of banks, a low stock price relative to the asset base, combined with a high return on equity.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT
               RISKS

AN INVESTMENT IN THE
  FUND IS NOT A BANK
  DEPOSIT AND IS NOT
          INSURED OR
   GUARANTEED BY THE
     FEDERAL DEPOSIT
           INSURANCE
  CORPORATION OR ANY
    OTHER GOVERNMENT
             AGENCY.

You could lose money on your investment in the Fund or the Fund may not perform as well as other investments if any of the following occurs:

o  Foreign or emerging market stock prices go down generally.
o  Changes in foreign currency rates lower the value of the Fund's investments.
o An adverse event, such as an unfavorable earnings report, lowers the value of a particular company's stock.
o The adviser's judgment about country allocations or the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

Emerging market countries and stocks present the following special risks:

o  Greater likelihood of economic, political or social instability.
o  More volatile stock markets.
o The contagious effect of market or economic setbacks in one country on other emerging market countries.
o  Possible governmental restrictions on currency conversions or trading.
o Difficulty in accurately valuing emerging market stocks or selling them at their fair value, especially in down markets.
o Availability of less information about emerging market companies because of less rigorous accounting and regulatory standards.

PICTET GLOBAL EMERGING MARKETS FUND
RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------
        TOTAL RETURN

This bar chart indicates the risks of investing in the Fund by showing changes in the Fund's performance of the Institutional Class of the Fund from year to year. Past performance does not necessarily indicate how the Fund will perform in the future.

[GRAPH OMITTED]
PLOT POINTS FOLLOW:

 12/31/96   12/31/97    12/31/98   12/31/99  12/31/00   12/31/01   12/31/02
 8.32%      (11.29)%    (23.22)%   63.58%    (36.98)%   (0.68)%    0.60%

PICTET GLOBAL EMERGING MARKETS FUND

HIGHEST: 35.70% in second quarter 1999
LOWEST:  (24.97%) in second quarter 1998

    QUARTERLY RETURN
--------------------------------------------------------------------------------
The table below indicates the risks of investing in the Institutional Class of the Fund by comparing the Fund's average annual total returns for the periods shown to those of the International Finance Corporation Global Composite Index (the "IFC Global Composite Index") and the Morgan Stanley Capital International Emerging Markets Free Index ("the MSCI Emerging Markets Free Index"). The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
                          GLOBAL EMERGING MARKETS FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                         PERIODS ENDED DECEMBER 31, 2002
                                                                LIFE OF FUND
                                          1 YEAR     5 YEARS   (BEGAN 10/4/95)
                                          ------     -------   ---------------
RETURN BEFORE TAXES                        0.60%    (4.59)%       (4.36)%
RETURN AFTER TAXES ON DISTRIBUTIONS 1,2    0.53%    (4.69)%       (4.58)%
RETURN AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES 1,2             0.37%    (3.64)%       (3.46)%
IFC GLOBAL COMPOSITE INDEX 3,4            (5.65)%   (2.96)%       (5.36)%
MSCI EMERGING MARKETS FREE INDEX 5,6      (6.00)%   (4.58)%       (4.22)%
================================================================================
1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
2 Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to you if you hold your fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
3 The performance of the IFC Global Composite Index is calculated from September
  30, 1995.
4 The IFC Global Composite Index is a market capitalization weighted index that is designed to represent the performance of emerging stock markets. The index includes equity securities of approximately 1,812 companies domiciled in 34 markets. Index performance reflects no deductions for fees, expenses or taxes. The IFC Global Composite Index was used as the Fund's benchmark until June 30, 2002. As of July 1, 2002 the Fund uses the MSCI Emerging Markets Free Index as its benchmark.
5 The MSCI Emerging Markets Free Index includes securities of approximately 680 companies domiciled in 26 markets. The Fund has selected the MSCI Emerging Markets Free Index because the Fund's investment adviser believes that the MSCI Emerging Markets Free Index provides a more accurate benchmark for comparing fund performance.
6 Index performance reflects no deductions for fees, expenses or taxes.

PICTET GLOBAL EMERGING MARKETS FUND
RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------
   FEES AND EXPENSES

THIS TABLE DESCRIBES
        THE FEES AND
   EXPENSES THAT YOU
  MAY PAY IF YOU BUY
  AND HOLD SHARES OF
           THE FUND.

FOR YEAR ENDED 12/31/02                                     INSTITUTIONAL CLASS
                                                            -------------------
SHAREHOLDER FEES (paid directly from your investment)              NONE
REDEMPTION FEES FOR
SHARES HELD LESS THAN SIX MONTHS 1
   (as a percentage of amount redeemed)                            1.00%
ANNUAL FUND OPERATING EXPENSES
   (deducted from Fund assets)
MANAGEMENT FEES                                                    1.25%
DISTRIBUTION (12B-1) FEES                                          NONE
OTHER EXPENSES                                                     1.06%
TOTAL ANNUAL FUND OPERATING EXPENSES 2                             2.31%

================================================================================
1 Please see "Redeeming Fund Shares".

2 Voluntary fee waiver and/or expense reimbursement                0.61%

  Net expenses                                                     1.70%

  This fee waiver and/or expense reimbursement may be terminated at any time.

--------------------------------------------------------------------------------
     THIS EXAMPLE IS
INTENDED TO HELP YOU
 COMPARE THE COST OF
    INVESTING IN THE
  FUND WITH THE COST
     OF INVESTING IN
 OTHER MUTUAL FUNDS.


The example assumes that:
o  You invest $10,000 in the Fund for the time periods indicated.
o  Your investment has a 5% return each year.
o  The Fund's operating expenses remain the same. +
o  You redeem your investment at the end of each period.


   Although your actual costs may be higher or lower, under these assumptions your costs would be:


                          1 YEAR      3 YEARS      5 YEARS    10 YEARS
                          ------      -------      -------    --------
INSTITUTIONAL CLASS        $234         $721       $1,235      $2,646

--------------------------------------------------------------------------------
+ The example is calculated using gross expenses. Using the net expense calculation, your costs for the Institutional Class shares for 1, 3, 5 and 10 years in the example would be $173, $536, $923 and $2,009, respectively.

PICTET INTERNATIONAL SMALL COMPANIES FUND
RISK/RETURN SUMMARY
--------------------------------------------------------------------------------
     INVESTMENT GOAL

Long-term growth of capital.
--------------------------------------------------------------------------------
           PRINCIPAL
     INVESTMENTS AND
          STRATEGIES

The Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations located outside the United States.

The Fund may invest up to 20% of its assets in medium and large capitalization companies. The Fund normally invests in at least three countries other than the U.S. The Fund may invest in securities of emerging market countries.
--------------------------------------------------------------------------------

   EQUITY SECURITIES

Equity securities include common and preferred stocks, investment company shares, convertible debt securities, warrants, subscription rights and depositary receipts for foreign stocks.

        SMALL MARKET
     CAPITALIZATIONS

The Fund considers companies to be small cap companies if they are in the same size range as the bottom 90% of the universe of companies listed in developed countries outside the U.S. when these companies are ranked by market capitalization. These small cap companies usually have individual market capitalizations of $3 billion or less, but may be larger.
--------------------------------------------------------------------------------

     HOW THE ADVISER
  SELECTS THE FUND'S
         INVESTMENTS

The adviser uses a "bottom-up" approach to try to identify companies with outstanding investment potential. The objective is to identify 100 top investment opportunities using a systematic approach to stock selection and portfolio construction. The selection process consists of three stages:

o  Research short list
o  Primary research
o  Stock selection

The adviser first screens more than 8,000 companies to obtain a shortlist of candidates for the next stage using screening parameters and other inputs. The adviser uses both an absolute measure of value, based on returns to equity investors, and a relative measure, based on return on capital employed.

At the primary research stage, the adviser conducts a detailed review of the investment candidate. Topics covered include strategy, operations, internal controls, and management. The adviser also undertakes a thorough review of financial statements focusing on balance sheet strength, operating performance and valuation.

Finally, at the stock selection stage, the adviser constructs the portfolio using a team approach. The Fund's exposure is monitored at the regional, sector and stock level.

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT
               RISKS


AN INVESTMENT IN THE
  FUND IS NOT A BANK
  DEPOSIT AND IS NOT
          INSURED OR
   GUARANTEED BY THE
     FEDERAL DEPOSIT
           INSURANCE
  CORPORATION OR ANY
    OTHER GOVERNMENT
             AGENCY.

You could lose money on your investment in the Fund or the Fund may not perform as well as other investments if any of the following occurs:

o  Foreign stock prices go down generally.
o An adverse event, such as an unfavorable earnings report, lowers the value of a particular company's stock.
o The adviser's judgment about country allocations or the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

Investing in small cap foreign companies involves special risks, which are more severe in certain emerging market countries.

o There may be unfavorable foreign government actions, political or economic instability or less accurate information about foreign companies.
o A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies.
o Small cap companies may have limited product lines, markets and financial resources. They may have shorter operating histories and more volatile businesses.
o The prices of foreign small cap stocks tend to be more volatile than the prices of other stocks.
o The stock market may temporarily favor large or mid cap over small cap stocks.
o Foreign securities and small cap stocks are sometimes less liquid and harder to value than securities of U.S. issuers or large cap stocks.

PICTET INTERNATIONAL SMALL COMPANIES FUND
RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------


        TOTAL RETURN

This bar chart indicates the risks of investing in the Fund by showing changes in the performance of the Institutional Class of the Fund from year to year. Past performance does not necessarily indicate how the Fund will perform in the future.

[GRAPH OMITTED]
PLOT POINTS FOLLOW:

 12/31/97    12/31/98   12/31/99  12/31/00   12/31/01   12/31/02
 (7.68)%     5.35%      86.45%    6.56%      (27.95)%   (11.87)%

    QUARTERLY RETURN

PICTET INTERNATIONAL SMALL COMPANIES FUND
HIGHEST: 44.70% in fourth quarter 1999
LOWEST:  (19.40%) in third quarter 2001

--------------------------------------------------------------------------------

The table below indicates the risks of investing in the Institutional Class of the Fund by comparing the Fund's average annual total returns for the periods shown to the HSBC World Excluding U.S. Smaller Companies Index. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------

                       INTERNATIONAL SMALL COMPANIES FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                         PERIODS ENDED DECEMBER 31, 2002
                                                                  LIFE OF FUND
                                           1 YEAR     5 YEARS    (BEGAN 2/7/96)
                                           ------     -------    --------------
 RETURN BEFORE TAXES                       (11.87)%    5.85%          3.43%
 RETURN AFTER TAXES ON DISTRIBUTIONS 1,2   (12.07)%    2.14%          0.63%
 RETURN AFTER TAXES ON DISTRIBUTIONS
    AND SALE OF FUND SHARES 1,2             (7.29)%    3.62%          1.89%
 HSBC WORLD EXCLUDING U.S.
    SMALLER COMPANIES INDEX 3,4,5           (8.55)%   (2.20)%        (2.65)%

================================================================================
1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
2 Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to you if you hold your fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
3 The performance of the HSBC World Excluding U.S. Smaller Companies Index is
  calculated from January 31, 1996.
4 The HSBC World Excluding U.S. Smaller Companies Index is a market capitalization weighted index designed to represent performance of smaller companies available in developed stock markets outside the United States and Canada. The index is composed of approximately 1,200 smaller company stocks from 21 markets.
5 Index performance reflects no deductions for fees, expenses or taxes.

PICTET INTERNATIONAL SMALL COMPANIES FUND
     RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------

            FEES AND
            EXPENSES

THIS TABLE DESCRIBES
        THE FEES AND
   EXPENSES THAT YOU
  MAY PAY IF YOU BUY
  AND HOLD SHARES OF
           THE FUND.

FOR YEAR ENDED 12/31/02                                      INSTITUTIONAL CLASS
                                                             -------------------
SHAREHOLDER FEES (paid directly from your investment)               NONE
REDEMPTION FEES FOR
SHARES HELD LESS THAN SIX MONTHS 1
   (as a percentage of amount redeemed)                             1.00%
ANNUAL FUND OPERATING EXPENSES
   (deducted from Fund assets)
MANAGEMENT FEES                                                     1.00%
DISTRIBUTION (12B-1) FEES                                           NONE
OTHER EXPENSES                                                      1.57%
TOTAL ANNUAL FUND OPERATING EXPENSES 2                              2.57%

===============================================================================
1 Please see "Redeeming Fund Shares".

2 Voluntary fee waiver and/or expense reimbursement                 1.37%

  Net expenses                                                      1.20%

  This fee waiver and/or expense reimbursement may be terminated at any time.

     THIS EXAMPLE IS
INTENDED TO HELP YOU
 COMPARE THE COST OF
    INVESTING IN THE
  FUND WITH THE COST
     OF INVESTING IN
 OTHER MUTUAL FUNDS.

The example assumes that:

o  You invest $10,000 in the Fund for the time periods indicated.
o  our investment has a 5% return each year.
o  The Fund's operating expenses remain the same.+
o  You redeem your investment at the end of each period.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                            1 YEAR      3 YEARS      5 YEARS    10 YEARS
                            ------      -------      -------    --------
INSTITUTIONAL CLASS          $260        $799        $1,365      $2,905

--------------------------------------------------------------------------------
+ The example is calculated using gross expenses. Using the net expense calculation, your costs for the Institutional Class shares for 1, 3, 5 and 10 years in the example would be $122, $381, $660 and $1,455, respectively.

PICTET INTERNATIONAL EQUITY FUND
RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

     INVESTMENT GOAL

Long-term growth of capital.

--------------------------------------------------------------------------------

           PRINCIPAL
     INVESTMENTS AND
          STRATEGIES

The Fund invests at least 80% of its net assets in large capitalization equity securities in markets listed in the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index), the benchmark against which the Fund measures its portfolio. The Adviser assesses in detail liquidity and valuation conditions in major markets on a fortnightly basis.

--------------------------------------------------------------------------------

   EQUITY SECURITIES

Equity securities include common and preferred stocks, investment company shares, convertible debt securities, warrants, subscription rights, interests in government owned or controlled enterprises and depositary receipts for foreign stocks.

--------------------------------------------------------------------------------

     HOW THE ADVISER
  SELECTS THE FUND'S
         INVESTMENTS

The investment process consists of three stages plus risk controls. These are:

o  Regional asset allocation.
o  Sector based strategy within regions.
o  Stock selection.

In allocating the Fund's assets among regions, the adviser uses a proprietary "top-down" approach. Regional allocation is dictated by two very strong beliefs:

o  Liquidity is the primary driving force of financial asset prices.
o Valuation, principally measured by reference to the yield on its long-term government debt (i.e. earnings yield/bond yield, cash flow yield/bond yield), is an important but subsidiary factor.

The adviser believes that the best opportunities occur in markets where liquidity and valuation are both positive, and that, where the two conflict, liquidity is almost always the dominant factor.

The adviser assesses in detail liquidity and valuation conditions in major markets on a fortnightly basis. This involves examining hundreds of individual data series including, for example, economic statistics produced each month and aggregate forecasts for corporate earnings. The adviser reorganizes these data series into "major factors" so that they can be scored in an objective manner. Major factors range from specific individual factors important in measuring liquidity or valuation (e.g. the movement in short term interest rates in a particular country) to broad factors such as overall economic liquidity. Liquidity may be affected by a number of underlying economic variables such as money supply growth, inflation and industrial production. The adviser uses the resulting scores in its top down asset allocation decision making process.

In the second stage of the process, the adviser classifies sectors into three broad categories: economic sensitive, organic growth and interest rate sensitive. The adviser determines the sector strategy for each region by identifying the position of the regional economy along the economic cycle. Once the position along the cycle has been established, the adviser sets targets for specific weightings relative to the Fund's benchmark within each broad category. The adviser believes that each broad category of sectors has a tendency to perform differently at various stages of the economic cycle.

In selecting individual stocks, the adviser focuses on analyzing a distinct set of fundamental criteria. This includes in-depth research into the relevant industry to identify its growth and pricing dynamics, as well as the strength of the company's competitive position within the industry.

The adviser looks for companies with:

o  High quality, sustainable business franchise.
o Proven management capability, particularly regarding cost control and efficiency.
o The capacity to generate free cash flow, defined as gross cash flow (net profit and depreciation) minus capital expenditures, minus the change in working capital.

PICTET INTERNATIONAL EQUITY FUND
RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT
               RISKS

AN INVESTMENT IN THE
  FUND IS NOT A BANK
  DEPOSIT AND IS NOT
          INSURED OR
   GUARANTEED BY THE
     FEDERAL DEPOSIT
           INSURANCE
  CORPORATION OR ANY
    OTHER GOVERNMENT
             AGENCY.

You could lose money on your investment in the Fund or the Fund may not perform as well as other investments if any of the following occurs:

o  Foreign stock prices go down generally.
o Changes in foreign currency rates depress the value of the Fund's investments.
o An adverse event, such as an unfavorable earnings report, lowers the value of a particular company's stock.
o The stock market may temporarily favor small or mid cap stocks over large cap stocks.
o The adviser's judgment about region, country or sector allocations or the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

--------------------------------------------------------------------------------

TOTAL RETURN

This bar chart indicates the risks of investing in the Fund by showing changes in the performance of the Institutional Class of the Fund from year to year. Past performance does not necessarily indicate how the Fund will perform in the future.


[GRAPH OMITTED]
PLOT POINTS FOLLOW:

 12/31/01   12/31/02
 (21.04)%   (16.61)%

    QUARTERLY RETURN

PICTET INTERNATIONAL EQUITY FUND
HIGHEST: 7.18% IN FOURTH QUARTER 2002
LOWEST: (21.31)% IN THIRD QUARTER 2002

PICTET INTERNATIONAL EQUITY FUND
RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------

The table below indicates the risks of investing in the Institutional Class of the Fund by comparing the Fund's average annual total returns for the periods shown to the Morgan Stanley Capital International Europe, Australasia and Far East Index (the "MSCI EAFE") Index.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------

                        PICTET INTERNATIONAL EQUITY FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                         PERIODS ENDED DECEMBER 31, 2002
                                                                 LIFE OF FUND
                                                   1 YEAR       (BEGAN 8/15/00)
                                                   ------       ---------------
   RETURN BEFORE TAXES                             (16.61)%         (19.35)%
   RETURN AFTER TAXES ON DISTRIBUTIONS 1,2         (16.92)%         (19.61)%
   RETURN AFTER TAXES ON DISTRIBUTIONS
      AND SALE OF FUND SHARES 1,2                  (10.20)%         (15.09)%
   MSCI EAFE INDEX 3,4,5                           (15.94)%         (18.68)%

================================================================================
1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
2 Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
3 The performance of the MSCI EAFE Index is calculated from September 30, 2000. 4 The MSCI EAFE Index is a market capitalization weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. The index includes approximately 1,023 stocks covering 21 markets.
5 Index performance reflects no deductions for fees, expenses or taxes.

PICTET INTERNATIONAL EQUITY FUND
RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------

   FEES AND EXPENSES

THIS TABLE DESCRIBES
        THE FEES AND
   EXPENSES THAT YOU
  MAY PAY IF YOU BUY
  AND HOLD SHARES OF
           THE FUND.

FOR YEAR ENDED 12/31/02                                     INSTITUTIONAL CLASS
                                                            -------------------
SHAREHOLDER FEES (paid directly from your investment)              NONE
REDEMPTION FEES FOR
SHARES HELD LESS THAN SIX MONTHS 1
   (as a percentage of amount redeemed)                            1.00%
ANNUAL FUND OPERATING EXPENSES
   (deducted from Fund assets)
MANAGEMENT FEES                                                    0.75%
DISTRIBUTION (12B-1) FEES                                          NONE
OTHER EXPENSES                                                     2.91%
TOTAL ANNUAL FUND OPERATING EXPENSES 2                             3.66%

================================================================================
1 Please see "Redeeming Fund Shares".

2 Voluntary fee waiver and/or expense reimbursement               2.66%

  Net expenses                                                    1.00%

  This fee waiver and/or expense reimbursement may be terminated after sufficient notice at any time.

--------------------------------------------------------------------------------

     THIS EXAMPLE IS
INTENDED TO HELP YOU
 COMPARE THE COST OF
    INVESTING IN THE
  FUND WITH THE COST
     OF INVESTING IN
 OTHER MUTUAL FUNDS.

The example assumes that:
o  You invest $10,000 in the Fund for the time periods indicated.
o  Your investment has a 5% return each year.
o  The Fund's operating expenses remain the same.+
o  You redeem your investment at the end of each period.

   Although your actual costs may be higher or lower, under these assumptions your costs would be:

                              1 YEAR      3 YEARS      5 YEARS    10 YEARS
                              ------      -------      -------    --------
INSTITUTIONAL CLASS            $368       $1,120       $1,892      $3,915

--------------------------------------------------------------------------------
+ The example is calculated using gross expenses. Using the net expense calculation, your costs for the Institutional Class shares for 1, 3, 5 and 10 years in the example would be $102, $318, $552 and $1,225, respectively.

PICTET GLOBAL WATER FUND
RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

     INVESTMENT GOAL

Long-term growth of capital.

--------------------------------------------------------------------------------

           PRINCIPAL
     INVESTMENTS AND
          STRATEGIES

The Fund invests at least 80% of its net assets in the equity securities of companies throughout the world operating in the global water sector ("water companies"). A water company is one that derives a greater percentage of its revenue from water-related sources than from any other source and/or is a leading company in one of the following four broad categories:
1) water supply and treatment services,
2) equipment manufacturers,
3) waste management and recycling,
4) bottled water production.

--------------------------------------------------------------------------------

   EQUITY SECURITIES
 AND WATER COMPANIES

Equity securities include common and preferred stocks, investment company shares, convertible debt securities, warrants, subscription rights and depositary receipts for foreign stocks. The four broad categories listed above would include any of the following:

o  water-producing companies;
o  water conditioning and desalinization companies;
o companies specializing in waste-water treatment, sewers and the treatment of solid, liquid and chemical waste;
o  companies operating sewage-treatment plants;
o  suppliers to any of the foregoing; and
o companies providing facilities, consultancy and engineering services associated with the above activities.

--------------------------------------------------------------------------------

     HOW THE ADVISER
  SELECTS THE FUND'S
         INVESTMENTS

The Fund's adviser looks for water companies that exhibit the potential for significant growth over the long term. The adviser defines long-term as a time horizon of at least three years. The investment process employs a fundamental "bottom-up" approach to investment management. To choose the securities for the Fund, the adviser seeks to identify companies with one or more of the following:

o  high earnings and sales growth on a per share basis;
o  low variation in net income growth and sales growth;
o  stable or increasing gross profit margins;
o low valuation (price to book, price to sales) and low market price implied growth rate in free cash flow discounting model; and
o  positive price momentum.

PICTET GLOBAL WATER FUND
RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT
               RISKS

AN INVESTMENT IN THE
  FUND IS NOT A BANK
  DEPOSIT AND IS NOT
          INSURED OR
   GUARANTEED BY THE
     FEDERAL DEPOSIT
           INSURANCE
  CORPORATION OR ANY
    OTHER GOVERNMENT
             AGENCY.

You could lose money on your investments in the Fund or the Fund may not perform as well as other investments if any of the following occurs:

o  Domestic or foreign stock prices go down generally.
o Changes in foreign currency rates depress the value of the Fund's investments.
o An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
o The adviser's judgment about country or industry allocations or the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

The Fund may invest in companies with small to medium market capitalizations (generally less than $6 billion). Prices of these companies' stocks may be more volatile because these companies;

o  are relatively small compared to large-cap companies,
o  may be engaged in business mostly within their own geographic region, and
o  may be less well-known to the investment community.

Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies.

The Fund is classified as "non-diversified" under the federal securities laws. This means that the Fund has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of companies. Investing in this manner makes the Fund more susceptible to a single economic, political or regulatory event than a more diversified fund might be. Also, a change in the value of a single company will have a more pronounced effect on the Fund than such a change would have on a more diversified fund.

Furthermore, the Fund is considered to be a sector fund. This means that the Fund will concentrate its investments in a single sector; in this case, the water sector. Investing in a single sector makes the Fund more susceptible to negative impacts on that sector than a less concentrated fund might be. Also, a change in the value of a single company in that industry might affect the value of other companies in that sector. This would have a more pronounced negative effect on the Fund than on a less concentrated fund.

        TOTAL RETURN

This bar chart indicates the risks of investing in the Fund by showing changes in the performance of the Institutional Class of the Fund from year to year. Past performance does not necessarily indicate how the Fund will perform in the future.


[GRAPH OMITTED]
PLOT POINTS FOLLOW:

 12/31/02
 (19.97)%

    QUARTERLY RETURN

PICTET GLOBAL WATER FUND
HIGHEST: 6.14% IN FOURTH QUARTER 2002
LOWEST: (19.87)% IN THIRD QUARTER 2002

--------------------------------------------------------------------------------

PICTET GLOBAL WATER FUND
RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------

The table below indicates the risks of investing in the Institutional Class of the Fund by comparing the Fund's average annual total returns for the periods shown to the Morgan Stanley Capital International World Index (the "MSCI World Index").

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
                            PICTET GLOBAL WATER FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                         PERIODS ENDED DECEMBER 31, 2002
                                                                 LIFE OF FUND
                                                   1 YEAR      (BEGAN 12/31/01)
                                                   ------      ----------------
   RETURN BEFORE TAXES                             (19.97)%         (19.97)%
   RETURN AFTER TAXES ON DISTRIBUTIONS 1,2         (20.25)%         (20.25)%
   RETURN AFTER TAXES ON DISTRIBUTIONS
      AND SALE OF FUND SHARES 1,2                  (21.27)%         (12.27)%
   MSCI WORLD INDEX 3,4,5                          (19.89)%         (19.89)%

================================================================================
1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
2 Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
3 The performance of the MSCI World Index is calculated from December 31, 2001. 4 The MSCI World Index is an index composed of approximately 1,500 stocks covering 23 markets.
5 Index performance reflects no deductions for fees, expenses or taxes.

PICTET GLOBAL WATER FUND
RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------

   FEES AND EXPENSES

THIS TABLE DESCRIBES
        THE FEES AND
   EXPENSES THAT YOU
  MAY PAY IF YOU BUY
  AND HOLD SHARES OF
           THE FUND.

                                                          INSTITUTIONAL CLASS
                                                          -------------------
SHAREHOLDER FEES (paid directly from your investment)            NONE
REDEMPTION FEES FOR
SHARES HELD LESS THAN SIX MONTHS 1
   (as a percentage of amount redeemed)                          1.00%
ANNUAL FUND OPERATING EXPENSES
   (deducted from Fund assets)
MANAGEMENT FEES                                                  1.00%
DISTRIBUTION (12B-1) FEES                                        NONE
OTHER EXPENSES                                                   5.05%
TOTAL ANNUAL FUND OPERATING EXPENSES 2                           6.05%

================================================================================
1 Please see "Redeeming Fund Shares".
2 Voluntary fee waiver and/or expense reimbursement              4.75%

  Net expenses                                                   1.30%

  This fee waiver and/or expense reimbursement may be terminated after sufficient notice at any time.

--------------------------------------------------------------------------------

     THIS EXAMPLE IS
INTENDED TO HELP YOU
 COMPARE THE COST OF
    INVESTING IN THE
  FUND WITH THE COST
     OF INVESTING IN
 OTHER MUTUAL FUNDS.

The example assumes that:
o  You invest $10,000 in the Fund for the time periods indicated.
o  Your investment has a 5% return each year.
o  The Fund's operating expenses remain the same.+
o  You redeem your investment at the end of each period.

   Although your actual costs may be higher or lower, under these assumptions your costs would be:


                        1 YEAR      3 YEARS      5 YEARS    10 YEARS
                        ------      -------      -------    --------
INSTITUTIONAL CLASS      $602       $1,787       $2,947      $5,742

--------------------------------------------------------------------------------
+ The example is calculated using gross expenses. Using the net expense calculation, your costs for the Institutional Class shares for 1, 3, 5 and 10 years in the example would be $132, $412, $713 and $1,568, respectively.

THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

 DEPOSITARY RECEIPTS

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts and Brazilian Depositary Receipts.

--------------------------------------------------------------------------------

         CONVERTIBLE
          SECURITIES

Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities.

--------------------------------------------------------------------------------

        WARRANTS AND
 SUBSCRIPTION RIGHTS

Warrants and subscription rights entitle the holder to acquire the stock of a company at a set price.

--------------------------------------------------------------------------------

     DEBT SECURITIES

Each Fund may invest up to 20% of its assets in investment grade debt securities of U.S. and foreign corporate and governmental issuers. These may include all types of debt securities of any maturity.

The value of debt securities will go down if interest rates go up, or the issuer of the security has its credit rating downgraded or defaults on its obligation to pay principal or interest.

Securities are investment grade if they:

o Are rated in one of the top four short-term or long-term rating categories of a nationally recognized statistical rating organization; or
o  Are unrated securities that the adviser believes to be of comparable quality.

A Fund's credit standards also apply to counterparties to OTC derivative contracts.

--------------------------------------------------------------------------------

           DEFENSIVE
         INVESTMENTS

Each Fund may depart from its principal investment strategies in response to adverse market conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If a Fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------

     DERIVATIVES AND
  HEDGING TECHNIQUES

Each Fund may, but is not required to, use derivative contracts for any of the following purposes:

o To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices or currency exchange rates.
o  As a substitute for buying or selling securities or currencies.

Derivative contracts include options and futures on securities, securities indices or currencies; options on these futures; forward currency contracts; and currency swaps. Derivative contracts are valued on the basis of the value of the underlying securities. A derivative contract will obligate or entitle a Fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices.

Even a small investment in derivative contracts can have a big impact on a Fund's stock market or currency exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices or currency rates are changing.

A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of a Fund's holdings. The other parties to over-the-counter derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a Fund less liquid and harder to value, especially in declining markets.

--------------------------------------------------------------------------------

    EMERGING MARKETS

The International Equity Fund may invest up to 5% of its assets in emerging market securities. Global Emerging Markets Fund and International Small Companies Fund may invest in emerging market securities as described in those Funds' Risk-Return Summaries.

--------------------------------------------------------------------------------

  PORTFOLIO TURNOVER

Each Fund may engage in active and frequent trading. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability.

Frequent trading also increases transaction costs, which could detract from a Fund's performance.

--------------------------------------------------------------------------------

         EACH FUND'S
     INVESTMENT GOAL

Each Fund's investment goal is non-fundamental so that the Board of Trustees may change the investment goal of a Fund without obtaining the approval of the Fund's shareholders. A Fund might not succeed in achieving its goal.

     INVESTMENT ADVISER

         EACH FUND'S
  INVESTMENT ADVISER
           IS PICTET
       INTERNATIONAL
  MANAGEMENT LIMITED

The adviser provides investment advice and portfolio management services to each Fund. Under the supervision of the Board of Trustees, the adviser makes each Fund's day-to-day investment decisions, arranges for the execution of portfolio transactions and makes available the research services of its portfolio managers and security analysts.

Each Fund has agreed to pay the adviser an advisory fee at the annual rate of the Fund's average daily net assets shown below. In addition, the adviser has voluntarily agreed to limit the total annual operating expenses of the Institutional Class of each Fund as shown below.

These limitations do not apply to brokerage expense commissions, taxes, interest and litigation, indemnification and other extraordinary expenses. These expense limitations can be revoked after sufficient notice at any time.

--------------------------------------------------------------------------------
FUND                                       MANAGEMENT FEE   EXPENSE LIMITATION
Pictet Global Emerging Markets Fund             1.25%              1.70%
Pictet International Small Companies Fund       1.00%              1.20%
Pictet International Equity Fund                0.75%              1.00%
Pictet Global Water Fund                        1.00%              1.30%
--------------------------------------------------------------------------------

The adviser was established in 1980 and as of December 31, 2002 had approximately $7.0 billion of assets under management for more than 150 accounts. The adviser manages a range of products including a variety of equity portfolios for U.S. and international institutional clients. Its address is Tower 42, Level 37, 25 Old Broad Street, London, EC2N 1HQ, United Kingdom. The adviser is both registered as a U.S. investment adviser and authorized and regulated by the Financial Services Authority in the United Kingdom. The adviser is an affiliate of Pictet & Cie, a Swiss private bank that was founded in 1805. As of December 31, 2002, Pictet & Cie managed approximately $119 billion of assets under management and administration for institutional and private clients. Pictet & Cie is owned by nine partners.

--------------------------------------------------------------------------------

     GLOBAL EMERGING
      MARKETS FUND'S
PORTFOLIO MANAGEMENT
                TEAM

 NAMES OF MANAGERS               POSITIONS DURING LAST FIVE YEARS
(time on Fund team)
--------------------------------------------------------------------------------
John Paul Smith          Director and Head of Emerging Investments for the
(since 2001)             adviser. Before joining the adviser in 2001, he
                         was at Morgan Stanley from 1995, most recently as
                         head of global emerging markets strategy.
--------------------------------------------------------------------------------
Samir Patel              Investment Manager with the Emerging Markets Team.
(since inception)        Before joining the adviser in 1995 he worked for
                         four years as a research analyst at Datastream
                         International.
--------------------------------------------------------------------------------
Nidhi Mahurkar           Senior investment manager with overall responsibility
(since 2001)             for the specialist Asian Equity Team. Before joining
                         the adviser in 2001, she worked for five years at
                         Lazard Asset Management managing Asian equities.
--------------------------------------------------------------------------------
Emil Wolter              Senior investment manager within the Emerging Markets
(since 1997)             Team specializing in Asia. Before joining the adviser
                         in 1997, he spent two years as an analyst with
                         Datastream covering Pan-European industrial and
                         financial companies.
--------------------------------------------------------------------------------

 INTERNATIONAL SMALL
    COMPANIES FUND'S
PORTFOLIO MANAGEMENT
                TEAM

 NAMES OF MANAGERS           POSITIONS DURING LAST FIVE YEARS
(time on Fund team
-------------------------------------------------------------------------
Michael McLaughlin      Senior investment manager of the adviser within the
(since inception)       Smaller Companies Team. He is responsible for the
                        Asia Pacific region. Before joining the adviser
                        in 1995, he was the Japanese investment manager
                        and member of the asset allocation team at
                        Provident Mutual.
--------------------------------------------------------------------------------
Nils Francke            Senior investment manager of the adviser, head of the
(since inception)       Smaller Companies Team and lead manager on the Fund.
                        Before joining the adviser in 1994, he worked for
                        M M Warburg Bank in Hamburg, Salomon Brothers
                        Inc. in New York and Schroder Munchmeyer Hengst
                        of Germany.
--------------------------------------------------------------------------------
Philippe Sarreau        Senior investment manager of the adviser within the
(since 1998)            Smaller Companies Team. Before joining the adviser
                        in 1998, he worked at Credit Lyonnais as a French
                        smaller companies analyst from 1994 to 1998 and
                        was responsible for the development of a
                        specialized small cap sales team in London.
--------------------------------------------------------------------------------
Justin Hill             Senior investment manager of the adviser. Before joining
(since 2001)            the adviser in 2001, he spent five years with the
                        UK Smaller Companies Team at Friends Ivory & Sime
                        Asset Management.

--------------------------------------------------------------------------------

INTERNATIONAL EQUITY
    FUND'S PORTFOLIO
     MANAGEMENT TEAM

  NAMES OF MANAGERS               POSITIONS DURING LAST FIVE YEARS
 (time on Fund team)
--------------------------------------------------------------------------------
Richard Heelis          Senior investment manager of the adviser with
(since inception)       responsibility for the Japanese equity market on
                        the Regional Equity Team. Before joining the
                        adviser in 1999, he was responsible for all
                        Norwich Union's Japanese equity portfolios.
--------------------------------------------------------------------------------
Michael Collins         Head of Global Asset Allocation Team of the adviser
(since inception)       with responsibility for top down asset allocation and
                        strategy recommendations. Before joining the
                        adviser in 1999, he was responsible for top-level
                        country allocation and long-term investment
                        strategy for Norwich Union's With Profits Fund.
--------------------------------------------------------------------------------
Alison Brown            Investment manager within the Regional Equity Team.
(since inception)       She joined the adviser in 1998 after graduating
                        with a MEng in Engineering and Computing Science
                        from St. Anne's College, Oxford. Alison is an
                        Associate member of the Society for Investment
                        Professionals.
--------------------------------------------------------------------------------
Stephen Burrows         Senior Investment Manager with the Regional Equity Team.
(since inception)       Before joining the adviser in 1997, he was responsible
                        for the management of European Equity funds for Norwich Union Asset Management.

 GLOBAL WATER FUND'S
PORTFOLIO MANAGER

  NAMES OF MANAGERS                POSITIONS DURING LAST FIVE YEARS
 (time on Fund team)
--------------------------------------------------------------------------------
Hans Peter Portner        Hans Peter Portner is a senior asset manager for the
(since inception)         adviser, where he manages Pictet Global Water Fund
                          and other water related investment products. He
                          holds a masters degree in economics from the
                          University of Berne. He started his investment
                          career in 1992 at UBS Brinson in Basle as
                          international equity manager. In 1997 he joined
                          the adviser as equity manager for institutional
                          clients. In 2000 he began managing the Pictet
                          Global Water Fund Compartment, a foreign
                          investment pool based in Luxembourg. Hans Peter
                          is a Chartered Financial Analyst (CFA).
--------------------------------------------------------------------------------
Philippe Rohner           Senior Investment Manager with the Special Equities
(since inception)         Team. Before joining the adviser in January 1998, he
                          worked in the Petroleum and Chemicals industries with Texaco from 1978-1987 and Ciba-Geigy from 1988-1997.

INVESTMENT AND ACCOUNT POLICIES

  CALCULATION OF NET
         ASSET VALUE

Each Fund calculates its net asset value per share ("NAV") at the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. The NYSE is open every week, Monday through Friday, except on national holidays and Good Friday. If the New York Stock Exchange closes early, the time for calculating NAV and the deadlines for share transactions will be accelerated to the earlier closing times. The NAVs will differ between classes of shares. The NAV of a class with higher expenses will be lower than a class with lower expenses.

Each Fund generally values its portfolio securities based on market prices or quotations. Securities listed on a foreign exchange and unlisted foreign securities are generally valued at the closing price or the latest quoted price available before the time when assets are valued. Securities listed on a U.S. securities exchange are generally valued at the last quoted price and securities traded on the NASDAQ National Market System are generally valued at the NASDAQ Official Closing Price, in each case as of the close of the exchange's regular trading hours on the day the valuation is made. A Fund's currency translations are done when the London Stock Exchange closes.

Price information on listed securities is taken from the exchange where the security is primarily traded. Securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the bid and ask prices, if available; otherwise they are valued at the last reported closing price.

When market prices are not available, or when the adviser believes that they are unreliable or that the value of securities has been materially affected by events occurring after a foreign exchange closes, a Fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the Board of Trustees. A Fund that uses fair value to price securities may value those securities higher or lower than another Fund using market quotations or its own fair value determination to price the same securities.

International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by a Fund could change on days when investors cannot buy or redeem shares.

     PURCHASING FUND
              SHARES

                               INVESTMENT MINIMUMS
                             (INSTITUTIONAL CLASS)
Initial purchase                    $50,000
Additional purchases                $ 5,000

Certain retirement accounts (e.g. IRAs, Roth IRAs, Educational IRAs, Simple
IRAs) may purchase shares of a Fund with an initial purchase of $2,000.

Additional purchases may be made of $2,000. Additional purchases for those in the Automatic Investment Plan may be as little as $500.

Fund officers have discretion to waive or reduce any of the above minimum investment requirements.

--------------------------------------------------------------------------------

   PURCHASING SHARES
   THROUGH FINANCIAL
     INTERMEDIARIES/
       PROFESSIONALS

Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent. Prospective Investors who do not qualify to purchase Institutional Class Shares may be eligible to purchase Retail Class Shares of the Fund which are offered in a separate prospectus.

--------------------------------------------------------------------------------

 PURCHASE ORDERS AND
            PAYMENTS

A purchase order will be filled at a Fund's NAV next calculated after the order has been received by either the Fund's transfer agent, PFPC Inc., by one or more brokers authorized to accept purchase orders on a Fund's behalf, or by a designated intermediary authorized by a broker to accept orders on a Fund's behalf. A Fund will be deemed to have received the order when an authorized broker or broker's authorized designee accepts the order. Institutions must send payment for Fund shares in federal funds to the transfer agent by 12:00 noon Eastern time on the next business day. Institutions and other investors should contact the adviser for information about purchasing Fund shares through in-kind exchanges of securities.

Each Fund and its distributor reserve the right to suspend the offering of Fund shares or to reject any purchase order.

PURCHASING SHARES BY
           TELEPHONE

Call 1-877-470-0103 to arrange for a telephone transaction. If you want to make future transactions (e.g., purchase additional shares, redeem or exchange shares) by telephone, you will need to elect this option either on the initial application or subsequently in writing.

Each Fund and its transfer agent have procedures designed to verify that telephone instructions are genuine. If they follow these procedures, they will not be liable for any losses caused by acting on unauthorized telephone instructions.

The Funds and PFPC reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. PFPC has established security procedures to prevent unauthorized account access. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Funds or PFPC. Neither the Funds nor any of their service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine.

--------------------------------------------------------------------------------

PURCHASING SHARES BY
                MAIL

Complete and sign an application. Make your check payable to Pictet Funds. If you are adding to your existing account, include your account name and number on the check.

Mail your application and/or check to:

PFPC Inc.
Att'n: Pictet Funds
P.O. Box 9804
Providence, RI 02940

--------------------------------------------------------------------------------

PURCHASING SHARES BY
                WIRE

Purchasing shares by wire If you are opening a new account, call the Funds at 1-877-470-0103 to arrange for a wire transaction. Then wire federal funds to:

Boston Safe Deposit & Trust
ABA#:    011001234
Credit:  (Insert name of your Fund)
Acct#:   143766
FBO:     (Insert shareholder name and account number)

Complete and sign an application and mail immediately following the initial wire transaction to:

PFPC Inc.
Att'n: Pictet Funds
P.O. Box 9804
Providence, RI 02940

If you are adding to your existing account, you do not need to call the Funds to arrange for a wire transaction, but be sure to include your name and account number.

--------------------------------------------------------------------------------

AUTOMATIC INVESTMENT
                PLAN

Through this option, you can have money electronically deducted from your checking, savings or bank money market accounts and invested in the Funds each month or quarter. Complete the Automatic Investment Plan Application, which is available upon request by calling 1-877-470-0103, and mail it to the address indicated.

The initial $50,000 minimum investment for the Institutional Class still applies. However, subsequent investments can be as little as $500.

The Funds may alter or terminate the Automatic Investment Plan at any time.

   EXCHANGES BETWEEN
        PICTET FUNDS

You may exchange shares of a Fund for shares of any other Pictet Fund with the same class of shares at the NAV of the acquired Fund next determined after receipt of your exchange request. Both accounts must have identical registrations. Exchanges must meet the applicable minimum initial investment requirements for the acquired Fund. You may exchange into another Fund only if its shares may legally be sold in your home state.

To protect other shareholders of a Fund, a Fund may cancel the exchange privileges of any person that, in the opinion of the Fund, is using market-timing strategies. The Funds may change or terminate the exchange privilege on 60 days' advance notice to shareholders.

You may be subject to a redemption fee if you exchange shares after holding them less than six months and you may incur income taxes on an exchange. Please see "Redeeming Fund Shares" below.

--------------------------------------------------------------------------------

      REDEEMING FUND
              SHARES

If you exchange or redeem shares after holding them six months or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 1% of the current net asset value of the shares being exchanged or redeemed will be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to encourage long-term investment, to reduce transaction and other expenses caused by early redemptions, and facilitate portfolio management.

The fee is currently waived for pension funds, endowments and other similar institutional funds due to certain economies associated with these accounts. The redemption fee may be modified or discontinued at any time or from time to time. This fee is not a deferred sales charge, is not a commission paid to the adviser and does not benefit the adviser in any way.

The "first-in, first-out" method will be used to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account. If your holding period is less than six months, the redemption/exchange fee will be assessed on the current net asset value of those shares.

You may redeem shares of a Fund on any business day at the NAV next calculated after the transfer agent, broker authorized to accept redemption orders on the Fund's behalf, or designated intermediary authorized by a broker to accept orders on the Fund's behalf receives the redemption request in proper form. The Fund will be deemed to have received the order when an authorized broker or broker authorized designee accepts the order. Institutions are responsible for promptly transmitting redemption orders to a Fund's transfer agent.

Redemption proceeds are usually sent by wire on the business day after the effective date of a redemption. Under unusual circumstances, a Fund may suspend redemptions, if allowed by the Securities and Exchange Commission ("SEC"), or postpone payment up to seven days.

Each Fund may also pay redemption proceeds in kind by giving securities to redeeming shareholders. Redemptions and exchanges are taxable transactions for shareholders that are subject to tax. If a Fund redeems your shares in kind, you may incur transaction costs and tax liability when you dispose of the securities that were distributed in redemption of your shares.

If you purchased shares through a financial institution, a broker authorized to accept purchase orders on a Fund's behalf, or by a designated intermediary authorized by a broker to accept orders on a Fund's behalf, you should contact it for more information.

Each institution, broker or intermediary may have its own procedures and requirements for selling shares and may charge fees.

--------------------------------------------------------------------------------

 REDEEMING SHARES BY
           TELEPHONE

If you have chosen the telephone redemption privilege on the initial application or later elected the privilege in writing, you may call 1-877-470-0103 to redeem up to $100,000 worth of shares.

--------------------------------------------------------------------------------
 REDEEMING SHARES BY
                MAIL

Shareholders may sell shares by making a written request to:

PFPC Inc.
Att'n: Pictet Funds
P.O. Box 9804
Providence, RI 02940

Include signatures of all persons required to sign for transactions, exactly as their names appear on the account application.

To protect your account from fraud, the Funds may require a medallion signature guarantee for certain redemptions. We require a medallion signature guarantee if:

o  your address of record has changed within the past 30 days or
o  you are selling more than $100,000 worth of shares

Signature guarantees are designed to verify that major transactions or changes to your account are in fact authorized by you. You can obtain a medallion signature guarantee from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. A notary public stamp or seal cannot be substituted for a signature guarantee.

--------------------------------------------------------------------------------

 REDEEMING SHARES BY
                WIRE

If you have chosen the wire redemption privilege on the initial application or later elected the privilege in writing, you may have the Funds wire your proceeds to a predesignated bank account.

Wire redemption requests must be received by the transfer agent by 4:00 p.m. Eastern time for money to be wired the next business day.

--------------------------------------------------------------------------------

  REDEEMING RECENTLY
    PURCHASED SHARES

If you wish to redeem shares that were recently purchased by check, a Fund may delay mailing of your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.

--------------------------------------------------------------------------------

          SYSTEMATIC
     WITHDRAWAL PLAN

If you have a minimum of $100,000 in your account, you may direct the transfer agent to make payments to you (or anyone you designate) monthly, quarterly or semi-annually.

The amount of withdrawal payments must be at least $500 per payment. Fund shares are redeemed in order to make withdrawal payments. Under the Systematic Withdrawal Plan, you must elect to have dividends and distributions automatically reinvested in additional Fund shares. Systematic sales of Fund shares are taxable transactions.

The Funds may terminate any Systematic Withdrawal Plan if the value of the account falls below $10,000 due to share redemptions or an exchange of shares for shares of another Fund.

--------------------------------------------------------------------------------

 CLOSING SUB-MINIMUM
            ACCOUNTS

Each Fund may close your account if, for reasons other than investment losses, the value of the Institutional Class shares in the account falls below $25,000. A Fund may convert your Institutional Class shares to Retail Class shares if the value of your account as a result of share redemptions falls below $50,000. After a Fund notifies you of its intention to close the account, you will have 30 days to bring the account back to the minimum level.

--------------------------------------------------------------------------------

         PERFORMANCE

The performance of a Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of a Fund may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

--------------------------------------------------------------------------------

          DIVIDENDS,
   DISTRIBUTIONS AND
               TAXES

Redemptions and exchanges of Fund shares are taxable events on which you may recognize a gain or loss. Dividends and distributions are also taxable, as described in the chart below, whether they are received in additional shares or cash. Each Fund declares and pays dividends and distributions according to the following schedule. Dividends may differ between classes, with a class with higher expenses having a lower dividend.

  DIVIDENDS ARE PAID
IN ADDITIONAL SHARES
          OF A FUND.

               TYPE OF                         DECLARED              FEDERAL
             DISTRIBUTION                      AND PAID             TAX STATUS

Dividends from net investment income           Annually     Taxable as ordinary income

Distributions of short-term capital gain       Annually     Taxable as ordinary income

Distributions of long-term capital gain        Annually     Taxable as capital gain

On January 7, 2003, President Bush proposed an economic growth plan which contains a provision that would exclude from income dividends paid by corporations to the extent paid out of previously taxed corporate income. There can be no assurance as to whether such a provision will be enacted into law or as to its scope if enacted and therefore its effect upon shareholders is uncertain at this time.

You should generally avoid investing in a Fund shortly before an expected dividend or distribution. Otherwise, you may pay taxes on dividends or distributions that are economically equivalent to a partial return of your investment. Income that the Funds receive from sources within foreign countries may be subject to withholding or other taxes imposed by such countries. You should consult a tax adviser about particular federal, state, local and other taxes that may apply to you.

Every January, each Fund will send shareholders information about its dividends and distributions during the previous calendar year. Most of a Fund's distributions are expected to be capital gain. If you do not provide a Fund with a correct taxpayer identification number and required certifications, you may be subject to federal backup withholding tax.

--------------------------------------------------------------------------------
     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables provide financial highlights of Institutional Class shares of each Fund for the periods presented and should be read in conjunction with the financial statements and related notes that appear in the Funds' annual report dated December 31, 2002, which are incorporated by reference into the Statement of Additional Information. The financial statements and related notes have been audited by PricewaterhouseCoopers LLP, independent accountants. Additional information concerning the performance of each Fund is included in the annual report which may be obtained without charge by contacting a Fund at the address or phone number on the back cover of this Prospectus.

PICTET GLOBAL EMERGING MARKETS FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                    -------------------------------------------------------------------
                                                                            INSTITUTIONAL
                                                    -------------------------------------------------------------------
                                                           YEAR        YEAR        YEAR        YEAR        YEAR
                                                           ENDED       ENDED       ENDED       ENDED       ENDED
                                                         12/31/02    12/31/01    12/31/00    12/31/99    12/31/98
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 6.89       $ 7.02     $ 11.15     $ 6.81       $ 8.87
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income/(loss)                             0.01         0.10        0.00#     (0.01)        0.04
   Net realized and unrealized gain/(loss)
      on investments                                        0.03        (0.15)      (4.13)      4.35        (2.10)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                            0.04        (0.05)      (4.13)      4.34        (2.06)
-----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
   Distributions from net investment income                (0.01)       (0.08)         --         --           --
-----------------------------------------------------------------------------------------------------------------------
Total distributions                                        (0.01)       (0.08)         --         --           --
-----------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital                    0.00#       (0.00)#
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $ 6.92       $ 6.89      $ 7.02    $ 11.15       $ 6.81
-----------------------------------------------------------------------------------------------------------------------
Total return+                                               0.60%       (0.68)%    (36.98)%    63.73%      (23.22)%
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
   Net assets, end of year (in 000's)                    $67,509      $66,711     $97,158   $190,275      $94,362
   Ratio of operating expenses to average
      net assets                                            1.70%        1.70%       1.70%      1.70%        1.70%
   Ratio of net investment income/(loss) to
      average net assets                                    0.16%        1.12%       0.04%     (0.19)%       0.55%
   Ratio of operating expenses to average
      net assets without waivers and expenses
      reimbursed                                            2.31%        2.22%       1.94%      1.92%        2.00%
   Ratio of net investment income to average net
      assets without waivers and expenses
      reimbursed                                           (0.45)%       0.60%      (0.20)%    (0.42)%       0.25%
   Portfolio turnover rate                                    47%          84%        128%       126%         123%

--------------------------------------------------------------------------------
# Amount represents less than $0.01 per share.
+ Total return represents aggregate total return for the period.

PICTET INTERNATIONAL SMALL COMPANIES FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                    -------------------------------------------------------------------
                                                                            INSTITUTIONAL
                                                    -------------------------------------------------------------------
                                                           YEAR        YEAR        YEAR        YEAR        YEAR
                                                           ENDED       ENDED       ENDED       ENDED       ENDED
                                                         12/31/02    12/31/01    12/31/00    12/31/99    12/31/98
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 7.35      $ 10.21     $ 10.25     $ 6.55       $ 9.24
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income/(loss)                             0.04+++      0.01        0.00#     (0.02)        0.07+++
   Net realized and unrealized gain/(loss)
      on investments                                       (0.92)       (2.87)       0.71       5.66         0.41
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                           (0.88)       (2.86)       0.71       5.64         0.48
-----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
   Distributions from net investment income                (0.04)          --          --         --           --
   Distributions from net realized gains                      --        (0.01)      (0.75)     (1.94)       (3.17)
-----------------------------------------------------------------------------------------------------------------------
Total distributions                                        (0.04)       (0.01)      (0.75)     (1.94)       (3.17)
-----------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital                    0.01         0.01          --         --           --
NET ASSET VALUE, END OF PERIOD                            $ 6.44       $ 7.35     $ 10.21     $10.25       $ 6.55
-----------------------------------------------------------------------------------------------------------------------
Total return++                                            (11.87)%     (27.95)%      6.56%     86.45%        5.35%
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
   Net assets, end of year (in 000's)                    $22,251      $21,934     $24,214     $4,776       $5,699
   Ratio of operating expenses to average
      net assets                                            1.20%        1.20%       1.20%      1.20%        1.20%
   Ratio of net investment income/(loss) to
      average net assets                                    0.52%        0.17%      (0.37)%    (0.02)%       0.65%
   Ratio of operating expenses to average
      net assets without waivers and expenses
      reimbursed                                            2.57%        2.28%       2.66%      4.76%        2.36%
   Ratio of net investment income/(loss) to average
      net assets without waivers and expenses
      reimbursed                                           (1.74)%      (0.91)%     (1.83)%    (3.58)%      (0.52)%
   Portfolio turnover rate                                   133%         122%        142%       166%         132%

--------------------------------------------------------------------------------
++ Total return represents aggregate total return for the period.
+++Per share numbers have been calculated using the average share method.
# Amount represents less than $0.01 per share.

PICTET INTERNATIONAL EQUITY FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                    -----------------------------------------
                                                                  INSTITUTIONAL
                                                    -----------------------------------------
                                                           YEAR        YEAR        YEAR
                                                           ENDED       ENDED       ENDED
                                                         12/31/02    12/31/01    12/31/00*
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 7.12      $ 9.08      $10.00
----------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                    0.05        0.04        0.00#
   Net realized and unrealized loss on investments         (1.23)      (1.95)      (0.90)
----------------------------------------------------------------------------------------------
Total from investment operations                           (1.18)      (1.91)      (0.90)
----------------------------------------------------------------------------------------------
Distributions to shareholders:
   Distributions from net investments income               (0.06)      (0.05)      (0.00)#
   Distributions from net realized capital gains              --          --       (0.02)
----------------------------------------------------------------------------------------------
Total distributions                                        (0.06)      (0.05)      (0.02)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $ 5.88      $ 7.12      $ 9.08
----------------------------------------------------------------------------------------------
Total return++                                            (16.61)%    (21.04)%     (8.94)%
----------------------------------------------------------------------------------------------
Ratios of average net assets/supplemental data:
   Net assets, end of period (in 000's)                   $6,205      $7,208      $9,105
   Ratio of operating expenses to average net assets        1.00%       1.00%       1.00%+
   Ratio of net investment income to average net assets     0.83%       0.55%       0.07%+
   Ratio of operating expenses to average net assets
      without waivers and expenses reimbursed               3.66%       3.41%       2.87%+
   Ratio of net investment loss to average net assets
      without waivers and expenses reimbursed              (1.83)%     (1.86)%     (1.79)%+
   Portfolio turnover rate                                   131%         80%         31%

--------------------------------------------------------------------------------
*  Pictet International Equity Fund commenced operations on August 15, 2000.
+  Annualized.
++ Total return represents aggregate total return for the period.
#  Amount represents less than $0.01 per share.

PICTET GLOBAL WATER FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

-------------------------------------------------------------------------------
                                                                INSTITUTIONAL
-------------------------------------------------------------------------------
                                                                    YEAR
                                                                    ENDED
                                                                  12/31/02
-------------------------------------------------------------------------------
Net asset value, beginning of period                               $10.00
-------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                             0.10+
   Net realized and unrealized loss on investments                  (2.12)
-------------------------------------------------------------------------------
Total from investment operations                                    (2.02)
-------------------------------------------------------------------------------
Distributions to shareholders:
   Distributions from net investments income                        (0.07)
-------------------------------------------------------------------------------
Total distributions                                                 (0.07)
-------------------------------------------------------------------------------
Redemption fees added to paid-in-capital                             0.02
NET ASSET VALUE, END OF PERIOD                                     $ 7.93
-------------------------------------------------------------------------------
Total return++                                                     (19.97)%
-------------------------------------------------------------------------------
Ratios of average net assets/supplemental data:
   Net assets, end of period (in 000's)                            $3,566
   Ratio of operating expenses to average net assets                 1.30%
   Ratio of net investment income to average net assets              1.21%
   Ratio of operating expenses to average net assets without
      waivers and expenses reimbursed                                6.05%
   Ratio of net investment loss to average net assets without
      waivers and expenses reimbursed                               (3.63)%
   Portfolio turnover rate                                             44%

--------------------------------------------------------------------------------
+  Per share numbers have been calculated using the average share method.
++ Total return represents aggregate total return for the period.

           The following notice does not constitute part of and is not incorporated into the prospectus.

                                  PICTET FUNDS
                                PRIVACY STATEMENT

     Protecting your privacy is important to us at Pictet International Management Limited (the investment adviser for Pictet Funds). We want you to know how we collect personal information from you and how we use that information. We gather information from you from you account application or other forms that you may deliver to us. We need this information to process your requests and transactions, such as opening an account. We also collect information about your transactions with Pictet Funds. In servicing you account, we may need to provide your personal information to an affiliate or a service provider (which may include Pictet Funds distributor or transfer agent) for such purposes as sending your account statement or other information about our products and services to you.

     We do not disclose any information about you or any of our former customers to anyone, except to our affiliates and service providers, as permitted by law.

     To protect your personal information, we permit access only by authorized employees who need to know that information to provide products or services to you. We maintain physical electronic and procedural safeguards that comply with federal standards to guard you personal information.

--------------------------------------------------------------------------------
     FOR MORE INFORMATION
--------------------------------------------------------------------------------

For investors who want more information about Pictet Eastern European Fund, Pictet Global Emerging Markets Fund, Pictet International Small Companies Fund, Pictet European Equity Fund and Pictet International Equity Fund, the following documents are available free upon request.

ANNUAL/SEMIANNUAL REPORTS Additional information about each Fund's investments is available in the Funds' annual and semiannual reports to shareholders. The Funds' annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about each Fund and is incorporated by reference into this prospectus.

Investors can get free copies of reports and SAIs, request other information and discuss their questions about each Fund by contacting a Fund at:

PFPC Inc.
Att'n: Pictet Funds
P.O. Box 9804
Providence, RI 02940
Telephone: 1-877-470-0103

Investors can review the Funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. Investors can get text-only copies:

o For a fee, by writing to the Public Reference Room of the Commission, Washington, D.C. 20549-0102

o Free from the Commission's Internet website at http://www.sec.gov.

Investors can get information about the operation of the Public Reference Room by calling 1-202-942-8090.


INVESTMENT ADVISER                 TRANSFER AGENT                INDEPENDENT
Pictet International               PFPC Inc.                     ACCOUNTANTS
Management Limited                 760 Moore Road                PricewaterhouseCoopers LLP
Tower 42, Level 37                 King of Prussia, PA 19406     Two Commerce Square
25 Old Broad Street                                              2001 Market Street
London                                                           Philadelphia, PA 19103
EC2N 1HQ
United Kingdom

ADMINISTRATOR                      LEGAL COUNSEL                 CUSTODIAN
PFPC Inc.                          Hale and Dorr LLP             Brown Brothers Harriman & Co.
760 Moore Road                     60 State Street               40 Water Street
King of Prussia, PA 19406          Boston, MA 02109              Boston, MA 02109

INVESTMENT COMPANY ACT FILE NO. 811-9050

================================================================================
                       PICTET GLOBAL EMERGING MARKETS FUND
                    PICTET INTERNATIONAL SMALL COMPANIES FUND
                        PICTET INTERNATIONAL EQUITY FUND
                            PICTET GLOBAL WATER FUND
================================================================================


                                 [LOGO OMITTED]

                                     PICTET
                                      FUNDS



                                   PROSPECTUS
                                 APRIL 30, 2003

                                  RETAIL CLASS

                  (The Retail Class is not currently available for purchase for International Equity Fund)


                     The Securities and Exchange Commission
                         has not approved or disapproved
                         these securities or determined
                whether this prospectus is accurate or complete.
              Any statement to the contrary is a criminal offense.

     TABLE OF CONTENTS
                                                                        OVERVIEW

                                     PICTET FUNDS HAS FOUR INVESTMENT FUNDS (THE
                              "FUNDS") THAT ARE EACH OFFERED IN THIS PROSPECTUS.

                                    EACH FUND HAS A DISTINCT INVESTMENT GOAL AND
                               RELATED INVESTMENT RISKS. EACH FUND IS AUTHORIZED
                                  TO OFFER TWO CLASSES OF SHARES - INSTITUTIONAL CLASS AND RETAIL CLASS. THIS PROSPECTUS OFFERS
                                                ONLY THE RETAIL CLASS OF SHARES.

                                THE DESCRIPTIONS ON THE FOLLOWING PAGES MAY HELP
                                        YOU CHOOSE THE FUNDS THAT BEST MEET YOUR
                                INVESTMENT NEEDS. HOWEVER, NO FUND CAN GUARANTEE
                              IT WILL MEET ITS INVESTMENT OBJECTIVE, AND NO FUND
                                  SHOULD BE RELIED UPON AS A COMPLETE INVESTMENT
                                                                        PROGRAM.

PICTET GLOBAL EMERGING MARKETS FUND -
     RISK/RETURN SUMMARY ..................................................
     Investment goal ......................................................
     Principal investments and strategies .................................
     Principal investment risks ...........................................
     Total return .........................................................
     Fees and expenses ....................................................

PICTET INTERNATIONAL SMALL COMPANIES FUND -
     RISK/RETURN SUMMARY ..................................................
     Investment goal ......................................................
     Principal investments and strategies .................................
     Principal investment risks ...........................................
     Total return .........................................................
     Fees and expenses ....................................................

PICTET INTERNATIONAL EQUITY FUND - RISK/RETURN SUMMARY ....................
     Investment goal ......................................................
     Principal investments and strategies .................................
     Principal investment risks ...........................................
     Total return .........................................................
     Fees and expenses ....................................................

PICTET GLOBAL WATER FUND - RISK/RETURN SUMMARY ............................
     Investment goal ......................................................
     Principal investments and strategies .................................
     Principal investment risks ...........................................
     Total return .........................................................
     Fees and expenses ....................................................

THE FUNDS' INVESTMENTS ....................................................

INVESTMENT ADVISER ........................................................
     Portfolio management .................................................

INVESTMENT AND ACCOUNT POLICIES ...........................................
     Calculation of net asset value .......................................
     Purchasing Fund shares ...............................................
     Exchanges between Pictet Funds .......................................
     Redeeming Fund shares ................................................
     Dividends, distributions and taxes ...................................
     Distribution (12b-1) fees ............................................

FINANCIAL HIGHLIGHTS ......................................................

FOR MORE INFORMATION ......................................................

PICTET GLOBAL EMERGING MARKETS FUND
RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

     INVESTMENT GOAL

Long-term growth of capital.

--------------------------------------------------------------------------------

           PRINCIPAL
     INVESTMENTS AND
          STRATEGIES

The Fund invests primarily in equity securities of companies in emerging market countries. The Fund normally invests in at least 15, but never fewer than eight, emerging market countries.

--------------------------------------------------------------------------------

     EMERGING MARKET
            EQUITIES

Equity securities include common and preferred stocks, investment company shares, convertible debt securities, warrants, subscription rights and depositary receipts for foreign stocks.

Emerging market countries are those identified as developing or emerging countries by the World Bank, International Finance Corporation or United Nations or countries not listed in the Morgan Stanley Capital International World Index. Currently, emerging market countries may include those in Latin America, Southeast Asia, Africa, Eastern Europe and the Middle East.

Emerging market stocks means equity securities:

o  that are traded primarily in an emerging market country;

o of companies that derive 50% or more of total revenue from goods or services produced or sold in emerging market countries; or

o of companies organized and with a principal office in an emerging market country.

--------------------------------------------------------------------------------

     HOW THE ADVISER
  SELECTS THE FUND'S
         INVESTMENTS

In allocating the Fund's assets among emerging market countries, the adviser uses a proprietary database to screen for countries that meet the following standards:

o  Suitable safe custody of assets and freedom of capital movement.

o A higher than average number of undervalued stocks when comparing the companies against their benchmark values.

o  A favorable domestic liquidity environment.

o  A reasonably liquid and diverse stock market.

o  A good or improving fiscal balance.

o An undervalued or fairly valued exchange rate, combined with sustainable trade and current account balances.

In selecting individual emerging market stocks, the adviser looks for companies with one or more of the following:

o  Current or potential high and stable cash generation.

o  Strong, liquid balance sheets.

o Asset valuations significantly below replacement cost, or below the average for its sector on a global basis. The adviser will also consider the debt of a company.

o  A high free cash flow relative to the stock price.

o In the case of banks, a low stock price relative to the asset base, combined with a high return on equity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT
               RISKS

AN INVESTMENT IN THE
  FUND IS NOT A BANK
  DEPOSIT AND IS NOT
          INSURED OR
   GUARANTEED BY THE
     FEDERAL DEPOSIT
           INSURANCE
  CORPORATION OR ANY
    OTHER GOVERNMENT
             AGENCY.

You could lose money on your investment in the Fund or the Fund may not perform as well as other investments if any of the following occurs:

o  Foreign or emerging market stock prices go down generally.

o  Changes in foreign currency rates lower the value of the Fund's investments.

o An adverse event, such as an unfavorable earnings report, lowers the value of a particular company's stock.

o The adviser's judgment about country allocations or the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

Emerging market countries and stocks present the following special risks:

o  Greater likelihood of economic, political or social instability.

o  More volatile stock markets.

o The contagious effect of market or economic setbacks in one country on other emerging market countries.

o  Possible governmental restrictions on currency conversions or trading.

o Difficulty in accurately valuing emerging market stocks or selling them at their fair value, especially in down markets.

o Availability of less information about emerging market companies because of less rigorous accounting and regulatory standards.

PICTET GLOBAL EMERGING MARKETS FUND
RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------

        TOTAL RETURN

This bar chart indicates the risks of investing in the Fund by showing changes in the Fund's performance of the Institutional Class of the Fund from year to year. Because Retail Class shares had not yet commenced operations as of the date of this Prospectus and do not have a performance record, the total return information in the bar chart (as well as the quarterly return information in the table below) is presented for the Fund's Institutional Class shares, which are not offered in this Prospectus. Retail Class shares will have different performance than Institutional Class shares. For example, Retail Class shares have higher expenses than Institutional Class shares, including higher distribution and service fees, which would reduce performance. In addition, the performance information presented below does not reflect any applicable sales charges. Past performance does not necessarily indicate how the Fund will perform in the future.

    QUARTERLY RETURN

[GRAPH OMITTED]
PLOT POINTS FOLLOW:

 12/31/96   12/31/97    12/31/98   12/31/99  12/31/00   12/31/01   12/31/02
 8.32%      (11.29)%    (23.22)%   63.58%    (36.98)%   (0.68)%    0.60%

PICTET GLOBAL EMERGING MARKETS FUND
(INSTITUTIONAL CLASS)

HIGHEST: 35.70% in second quarter 1999
LOWEST:  (24.97%) in second quarter 1998

--------------------------------------------------------------------------------

The table below indicates the risks of investing in the Institutional Class of the Fund by comparing the Fund's average annual total returns for the periods shown to those of the International Finance Corporation Global Composite Index (the "IFC Global Composite Index") and the Morgan Stanley Capital International Emerging Markets Free Index ("the MSCI Emerging Markets Free Index"). Past performance information is not available for the Retail Class since it has not yet commenced operations. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
               GLOBAL EMERGING MARKETS FUND (INSTITUTIONAL CLASS)
                          AVERAGE ANNUAL TOTAL RETURNS
                         PERIODS ENDED DECEMBER 31, 2002
                                                                LIFE OF FUND
                                          1 YEAR     5 YEARS   (BEGAN 10/4/95)
                                          ------     -------   ---------------
RETURN BEFORE TAXES                        0.60%    (4.59)%       (4.36)%
RETURN AFTER TAXES ON DISTRIBUTIONS 1,2    0.53%    (4.69)%       (4.58)%
RETURN AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES 1,2             0.37%    (3.64)%       (3.46)%
IFC GLOBAL COMPOSITE INDEX 3,4            (5.65)%   (2.96)%       (5.36)%
MSCI EMERGING MARKETS FREE INDEX 5,6      (6.00)%   (4.58)%       (4.22)%

================================================================================
1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
2 Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to you if you hold your fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
3 The performance of the IFC Global Composite Index is calculated from September
  30, 1995.
4 The IFC Global Composite Index is a market capitalization weighted index that is designed to represent the performance of emerging stock markets. The index includes equity securities of approximately 1,812 companies domiciled in 34 markets. Index performance reflects no deductions for fees, expenses or taxes. The IFC Global Composite Index was used as the Fund's benchmark until June 30, 2002. As of July 1, 2002 the Fund uses the MSCI Emerging Markets Free Index as its benchmark.
5 The MSCI Emerging Markets Free Index includes securities of approximately 680 companies domiciled in 26 markets. The Fund has selected the MSCI Emerging Markets Free Index because the Fund's investment adviser believes that the MSCI Emerging Markets Free Index provides a more accurate benchmark for comparing fund performance.
6 Index performance reflects no deductions for fees, expenses or taxes.

PICTET GLOBAL EMERGING MARKETS FUND
RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------

   FEES AND EXPENSES

THIS TABLE DESCRIBES
        THE FEES AND
   EXPENSES THAT YOU
  MAY PAY IF YOU BUY
  AND HOLD SHARES OF
           THE FUND.

FOR YEAR ENDED 12/31/02                                        RETAIL CLASS 1
                                                            -------------------
SHAREHOLDER FEES (paid directly from your investment)              NONE
REDEMPTION FEES FOR
SHARES HELD LESS THAN SIX MONTHS 1
   (as a percentage of amount redeemed)                            1.00%
ANNUAL FUND OPERATING EXPENSES
   (deducted from Fund assets)
MANAGEMENT FEES                                                    1.25%
DISTRIBUTION (12B-1) FEES                                          0.25%
OTHER EXPENSES                                                     1.06%
TOTAL ANNUAL FUND OPERATING EXPENSES 2                             2.56%

================================================================================
1 Retail Class did not commence operations during the fiscal year ended
  December 31, 2002. As a result, "Other expenses" for Retail Class has been estimated based on projected amounts for the fiscal year ending December 31, 2002.

2 Please see "Redeeming Fund Shares".

3 Voluntary fee waiver and/or expense reimbursement                0.61%

  Net expenses                                                     1.95%

  This fee waiver and/or expense reimbursement may be terminated at any time.

--------------------------------------------------------------------------------
     THIS EXAMPLE IS
INTENDED TO HELP YOU
 COMPARE THE COST OF
    INVESTING IN THE
  FUND WITH THE COST
     OF INVESTING IN
 OTHER MUTUAL FUNDS.


The example assumes that:
o  You invest $10,000 in the Fund for the time periods indicated.
o  Your investment has a 5% return each year.
o  The Fund's operating expenses remain the same. +
o  You redeem your investment at the end of each period.


   Although your actual costs may be higher or lower, under these assumptions your costs would be:


                          1 YEAR      3 YEARS      5 YEARS    10 YEARS
                          ------      -------      -------    --------
RETAIL CLASS               $259        $796        $1,360      $2,895

--------------------------------------------------------------------------------
+ The example is calculated using gross expenses. Using the net expense calculation, your costs for the Retail Class shares for 1, 3, 5 and 10 years in the example would be $198, $612, $1,052 and $2,275, respectively.

PICTET INTERNATIONAL SMALL COMPANIES FUND
RISK/RETURN SUMMARY

     INVESTMENT GOAL

Long-term growth of capital.

--------------------------------------------------------------------------------

           PRINCIPAL
     INVESTMENTS AND
          STRATEGIES

The Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations located outside the United States.

The Fund may invest up to 20% of its assets in medium and large capitalization companies. The Fund normally invests in at least three countries other than the U.S. The Fund may invest in securities of emerging market countries.

--------------------------------------------------------------------------------

   EQUITY SECURITIES

        SMALL MARKET
     CAPITALIZATIONS

Equity securities include common and preferred stocks, investment company shares, convertible debt securities, warrants, subscription rights and depositary receipts for foreign stocks.

The Fund considers companies to be small cap companies if they are in the same size range as the bottom 90% of the universe of companies listed in developed countries outside the U.S. when these companies are ranked by market capitalization. These small cap companies usually have individual market capitalizations of $3 billion or less, but may be larger.

--------------------------------------------------------------------------------

     HOW THE ADVISER
  SELECTS THE FUND'S
         INVESTMENTS

The adviser uses a "bottom-up" approach to try to identify companies with outstanding investment potential. The objective is to identify 100 top investment opportunities using a systematic approach to stock selection and portfolio construction. The selection process consists of three stages:

o  Research short list
o  Primary research
o  Stock selection

The adviser screens more than 8,000 companies to obtain a shortlist of candidates for the next stage using screening parameters and other inputs. The adviser uses both an absolute measure of value, based on returns to equity investors, and a relative measure, based on return on capital employed.

At the primary research stage, the adviser conducts a detailed review of the investment candidate. Topics covered include strategy, operations, internal controls, and management. The adviser also undertakes a thorough review of financial statements focusing on balance sheet strength, operating performance and valuation.

Finally, at the stock selection stage, the adviser constructs the portfolio using a team approach. The Fund's exposure is monitored at the regional, sector and stock level.

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT
               RISKS

AN INVESTMENT IN THE
  FUND IS NOT A BANK
  DEPOSIT AND IS NOT
          INSURED OR
   GUARANTEED BY THE
     FEDERAL DEPOSIT
           INSURANCE
  CORPORATION OR ANY
    OTHER GOVERNMENT
             AGENCY.

You could lose money on your investment in the Fund or the Fund may not perform as well as other investments if any of the following occurs:

o  Foreign stock prices go down generally.

o An adverse event, such as an unfavorable earnings report, lowers the value of a particular company's stock.

o The adviser's judgment about country allocations or the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

Investing in small cap foreign companies involves special risks, which are more severe in certain emerging market countries.

o There may be unfavorable foreign government actions, political or economic instability or less accurate information about foreign companies.

o A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies.

o Small cap companies may have limited product lines, markets and financial resources. They may have shorter operating histories and more volatile businesses.

o The prices of foreign small cap stocks tend to be more volatile than the prices of other stocks.

o The stock market may temporarily favor large or mid cap over small cap stocks.

o Foreign securities and small cap stocks are sometimes less liquid and harder to value than securities of U.S. issuers or large cap stocks.

PICTET INTERNATIONAL SMALL COMPANIES FUND
RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------

        TOTAL RETURN

This bar chart indicates the risks of investing in the Fund by showing changes in the performance of the Institutional Class of the Fund from year to year. Because Retail Class shares had less than a fully year of operations as of the date of this Prospectus, the total return information in the bar chart (as well as the quarterly return information in the table below) is presented for the Fund's Institutional Class shares, which are not offered in this Prospectus. Retail Class shares have different performance than Institutional Class shares, including higher distribution and service fees, which would reduce performance. In addition, the performance information presented below does not reflect any applicable sales charges. Past performance does not necessarily indicate how the Fund will perform in the future.

[GRAPH OMITTED]
PLOT POINTS FOLLOW:

 12/31/97    12/31/98   12/31/99  12/31/00   12/31/01   12/31/02
 (7.68)%     5.35%      86.45%    6.56%      (27.95)%   (11.87)%

    QUARTERLY RETURN

PICTET INTERNATIONAL SMALL COMPANIES FUND (INSTITUTIONAL CLASS)
HIGHEST: 14.70% in fourth quarter 1999
LOWEST:  (19.40%) in third quarter 2001

--------------------------------------------------------------------------------

The table below indicates the risks of investing in the Institutional Class of the Fund by comparing the Fund's average annual total returns for the periods shown to the HSBC World Excluding U.S. Smaller Companies Index. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
         PICTET INTERNATIONAL SMALL COMPANIES FUND (INSTITUTIONAL CLASS)
                          AVERAGE ANNUAL TOTAL RETURNS
                         PERIODS ENDED DECEMBER 31, 2002

                                                                  LIFE OF FUND
                                         1 YEAR       5 YEARS    (BEGAN 2/7/96)
                                         ------       --------   --------------
RETURN BEFORE TAXES                      (11.87)%      5.85%          3.43%
RETURN AFTER TAXES ON DISTRIBUTIONS 1,2  (12.07)%      2.14%          0.63%
RETURN AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES 1,2            (7.29)%      3.62%          1.89%
HSBC WORLD EXCLUDING U.S.
   SMALLER COMPANIES INDEX 3,4,5          (8.55)%     (2.20)%        (2.65)%

================================================================================
1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

2 Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to you if you hold your fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

3 The performance of the HSBC World Excluding U.S. Smaller Companies Index is calculated from January 31, 1996.

4 The HSBC World Excluding U.S. Smaller Companies Index is a market capitalization weighted index designed to represent performance of smaller companies available in developed stock markets outside the United States and Canada. The index is composed of approximately 1,200 smaller company stocks from 21 markets.

5 Index performance reflects no deductions for fees, expenses or taxes.

PICTET INTERNATIONAL SMALL COMPANIES FUND
RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------

   FEES AND EXPENSES

                THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

FOR YEAR ENDED 12/31/02                                       RETAIL CLASS 1
                                                              --------------

SHAREHOLDER  FEES (paid directly from your  investment)           NONE
REDEMPTION FEES FOR
SHARES HELD LESS THAN SIX MONTHS 2
   (as a percentage of amount redeemed)                           1.00%
ANNUAL FUND OPERATING EXPENSES
   (deducted from Fund assets)
MANAGEMENT FEES                                                   1.00%
DISTRIBUTION (12B-1) FEES                                         0.25%
OTHER EXPENSES                                                    1.57%
TOTAL ANNUAL FUND OPERATING EXPENSES 3                            2.82%

================================================================================
1 Retail Class commenced operations on March 5, 2002. Since Retail Class has not had a full year of operations, "Other expenses" for Retail Class has been estimated based on projected amounts for the fiscal year ending December 31, 2002.

2 Please see "Redeeming Fund Shares".

3 Voluntary fee waiver and/or expense reimbursement               1.37%

  Net expenses                                                    1.45%

  This fee waiver and/or expense reimbursement may be terminated at any time.

--------------------------------------------------------------------------------

     THIS EXAMPLE IS
INTENDED TO HELP YOU
 COMPARE THE COST OF
    INVESTING IN THE
  FUND WITH THE COST
     OF INVESTING IN
 OTHER MUTUAL FUNDS.

The example assumes that:

o You invest $10,000 in the Fund for the time periods indicated.
o Your investment has a 5% return each year.
o The Fund's operating expenses remain the same.+
o You redeem your investment at the end of each period.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                  1 YEAR      3 YEARS      5 YEARS    10 YEARS
                                  ------      -------      -------    --------
RETAIL CLASS                       $285        $874        $1,489      $3,147

--------------------------------------------------------------------------------
+ The example is calculated using gross expenses. Using the net expense calculation, your costs for the Retail Class shares for 1, 3, 5 and 10 years in the example would be $148, $459, $792 and $1,735, respectively.

PICTET INTERNATIONAL EQUITY FUND
RISK/RETURN SUMMARY

     INVESTMENT GOAL

Long-term growth of capital.

--------------------------------------------------------------------------------

           PRINCIPAL
     INVESTMENTS AND
          STRATEGIES

The Fund invests at least 80% of its net assets in large capitalization equity securities in markets listed in the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index), the benchmark against which the Fund measures its portfolio. The adviser assesses in detail liquidity and valuation conditions in major markets on a fortnightly basis.

--------------------------------------------------------------------------------

   EQUITY SECURITIES

Equity securities include common and preferred stocks, investment company shares, convertible debt securities, warrants, subscription rights, interests in government owned or controlled enterprises and depositary receipts for foreign stocks.

--------------------------------------------------------------------------------
     HOW THE ADVISER
  SELECTS THE FUND'S
         INVESTMENTS

The investment process consists of three stages plus risk controls. These are:

o  Regional asset allocation.
o  Sector based strategy within regions.
o  Stock selection.

In allocating the Fund's assets among regions, the adviser uses a proprietary "top-down" approach. Regional allocation is dictated by two very strong beliefs:

o Liquidity is the primary driving force of financial asset prices.

o Valuation, principally measured by reference to the yield on its long-term government debt (i.e. earnings yield/bond yield, cash flow yield/bond yield), is an important but subsidiary factor.

The adviser believes that the best opportunities occur in markets where liquidity and valuation are both positive, and that, where the two conflict, liquidity is almost always the dominant factor.

The adviser assesses in detail liquidity and valuation conditions in major markets on a fortnightly basis. This involves examining hundreds of individual data series including, for example, economic statistics produced each month and aggregate forecasts for corporate earnings. The adviser reorganizes these data series into "major factors" so that they can be scored in an objective manner. Major factors range from specific individual factors important in measuring liquidity or valuation (e.g. the movement in short-term interest rates in a particular country) to broad factors such as overall economic liquidity. Liquidity may be affected by a number of underlying economic variables such as money supply growth, inflation and industrial production. The adviser uses the resulting scores in its top down asset allocation decision making process.

In the second stage of the process, the adviser classifies sectors into three broad categories: economic sensitive, organic growth and interest rate sensitive. The adviser determines the sector strategy for each region by identifying the position of the regional economy along the economic cycle. Once the position along the cycle has been established, the adviser sets targets for specific weightings relative to the Fund's benchmark within each broad category. The adviser believes that each broad category of sectors has a tendency to perform differently at various stages of the economic cycle.

In selecting individual stocks, the adviser focuses on analyzing a distinct set of fundamental criteria. This includes in-depth research into the relevant industry to identify its growth and pricing dynamics, as well as the strength of the company's competitive position within the industry.

The adviser looks for companies with:

o High quality, sustainable business franchise.

o Proven management capability, particularly regarding cost control and efficiency.

o The capacity to generate free cash flow, defined as gross cash flow (net profit and depreciation) minus capital expenditures, minus the change in working capital.

PICTET INTERNATIONAL EQUITY FUND
RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT
               RISKS

AN INVESTMENT IN THE
  FUND IS NOT A BANK
  DEPOSIT AND IS NOT
          INSURED OR
   GUARANTEED BY THE
     FEDERAL DEPOSIT
           INSURANCE
  CORPORATION OR ANY
    OTHER GOVERNMENT
             AGENCY.

You could lose money on your investment in the Fund or the Fund may not perform as well as other investments if any of the following occurs:

o Foreign stock prices go down generally.
o Changes in foreign currency rates lower the value of the Fund's investments.
o An adverse event, such as an unfavorable earnings report, lowers the value of a particular company's stock.
o The stock market may temporarily favor small or mid cap stocks over large cap stocks.
o The adviser's judgment about region, country or sector allocations or the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

--------------------------------------------------------------------------------

This bar chart indicates the risks of investing in the Fund by showing changes in the performance of the Institutional Class of the Fund from year to year. Past performance does not necessarily indicate how the Fund will perform in the future. Because Retail Class shares had not yet commenced operations as of the date of this Prospectus and do not have a performance record, the total return information in the bar chart (as well as the quarterly return information in the table below) is presented for the Fund's Institutional Class shares, which are not offered in this Prospectus. Retail Class shares will have different performance than Institutional Class shares. For example, Retail Class shares have higher expenses than Institutional Class shares, including higher distribution and service fees, which would reduce performance. In addition, the performance information presented below does not reflect any applicable sales charges. Past performance does not necessarily indicate how the Fund will perform in the future.

        TOTAL RETURN

[GRAPH OMITTED]
PLOT POINTS FOLLOW:

12/31/01        12/31/02
(21.04)%        (16.61)%

    QUARTERLY RETURN

PICTET INTERNATIONAL EQUITY FUND (INSTITUTIONAL CLASS)

HIGHEST: 7.18% IN FOURTH QUARTER 2002
LOWEST: (21.31)% IN THIRD QUARTER 2002

PICTET INTERNATIONAL EQUITY FUND
RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------
The table below indicates the risks of investing in the Institutional Class of the Fund by comparing the Fund's average annual total returns for the periods shown to the Morgan Stanley Capital International Europe, Australasia and Far East Index (the "MSCI EAFE") Index.

Performance information is not available for the Retail Class since it has not yet commenced operations. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
             PICTET INTERNATIONAL EQUITY FUND (INSTITUTIONAL CLASS)
                          AVERAGE ANNUAL TOTAL RETURNS
                         PERIODS ENDED DECEMBER 31, 2002

                                                              LIFE OF FUND
                                                1 YEAR       (BEGAN 8/15/00)
                                                ------       ---------------
   RETURN BEFORE TAXES                         (16.61)%         (19.35)%
   RETURN AFTER TAXES ON DISTRIBUTIONS 1,2     (16.92)%         (19.61)%
   RETURN AFTER TAXES ON DISTRIBUTIONS
      AND SALE OF FUND SHARES 1,2              (10.20)%         (15.09)%
   MSCI EAFE INDEX 3,4,5                       (15.94)%         (18.68)%

================================================================================
1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

2 Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

3 The performance of the MSCI EAFE Index is calculated from September 30, 2000.

4 The MSCI EAFE Index is a market capitalization weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. The index includes approximately 1,023 stocks covering 21 markets.

5 Index performance reflects no deductions for fees, expenses or taxes.

PICTET INTERNATIONAL EQUITY FUND
RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------

   FEES AND EXPENSES

                THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

FOR YEAR ENDED 12/31/02                                           RETAIL CLASS 1
                                                                  --------------
SHAREHOLDER  FEES (paid directly from your  investment)               NONE
REDEMPTION FEES FOR SHARES HELD LESS THAN SIX MONTHS 2
   (as a percentage of amount redeemed)                               1.00%
ANNUAL FUND OPERATING EXPENSES
   (deducted from Fund assets)
MANAGEMENT FEES                                                       0.75%
DISTRIBUTION (12B-1) FEES                                             0.25%
OTHER EXPENSES                                                        2.91%
TOTAL ANNUAL FUND OPERATING EXPENSES 3                                3.91%

================================================================================
1 Retail Class did not commence operations during the fiscal year ended December
  31, 2002. As a result, "Other expenses" for Retail Class has been estimated based on projected amounts for the fiscal year ending December 31, 2002.

2 Please see "Redeeming Fund Shares".

3 Voluntary fee waiver and/or expense reimbursement                   2.66%

  Net expenses                                                        1.25%

  This fee waiver and/or expense reimbursement may be terminated after sufficient notice at any time.

--------------------------------------------------------------------------------

     THIS EXAMPLE IS
INTENDED TO HELP YOU
 COMPARE THE COST OF
    INVESTING IN THE
  FUND WITH THE COST
     OF INVESTING IN
 OTHER MUTUAL FUNDS.

The example assumes that:

o You invest $10,000 in the Fund for the time periods indicated.

o Your investment has a 5% return each year.

o The Fund's operating expenses remain the same. +

o You redeem your investment at the end of each period.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                             1 YEAR      3 YEARS      5 YEARS    10 YEARS
                             ------      -------      -------    --------
RETAIL CLASS                  $393       $1,192       $2,009      $4,130
--------------------------------------------------------------------------------
+ The example is calculated using gross expenses. Using the net expense calculation, your costs for the Retail Class shares for 1, 3, 5 and 10 years in the example would be $127, $397, $686 and $1,511, respectively.

PICTET GLOBAL WATER FUND
RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

     INVESTMENT GOAL

Long-term growth of capital.

--------------------------------------------------------------------------------

           PRINCIPAL
     INVESTMENTS AND
          STRATEGIES

The Fund invests at least 80% of its net assets in the equity securities of companies throughout the world operating in the global water sector ("water companies").

A water company is one that derives a greater percentage of its revenue from water-related sources than from any other source and/or is a leading company in one of the four broad categories: 1) water supply and treatment services, 2) equipment manufacturers, 3) waste management and recycling, 4) bottled water production.

--------------------------------------------------------------------------------

   EQUITY SECURITIES
 AND WATER COMPANIES

Equity securities include common and preferred stocks, investment company shares, convertible debt securities, warrants, subscription rights and depositary receipts for foreign stocks.

The four broad categories listed above would include any of the following:

o water-producing companies;
o water conditioning and desalinization companies;
o companies specializing in waste-water treatment, sewers and the treatment of solid, liquid and chemical waste;
o companies operating sewage-treatment plants;
o suppliers to any of the foregoing; and
o companies providing facilities, consultancy and engineering services associated with the above activities.

--------------------------------------------------------------------------------

     HOW THE ADVISER
  SELECTS THE FUND'S
         INVESTMENTS

The Fund's adviser looks for water companies that exhibit the potential for significant growth over the long term. The adviser defines long-term as a time horizon of at least three years. The investment process employs a fundamental "bottom-up" approach to investment management. To choose the securities for the Fund, the adviser seeks to identify companies with one or more of the following:

o high earnings and sales growth on a per share basis;

o low variation in net income growth and sales growth;

o stable or increasing gross profit margins;

o low valuation (price to book, price to sales) and low market price implied growth rate in free cash flow discounting model; and

o positive price momentum.

PICTET GLOBAL WATER FUND
RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT
               RISKS

AN INVESTMENT IN THE
  FUND IS NOT A BANK
  DEPOSIT AND IS NOT
          INSURED OR
   GUARANTEED BY THE
     FEDERAL DEPOSIT
           INSURANCE
  CORPORATION OR ANY
    OTHER GOVERNMENT
             AGENCY.

You could lose money on your investments in the Fund or the Fund may not perform as well as other investments if any of the following occurs:

o  Domestic or foreign stock prices go down generally.

o  Changes in foreign currency rates lower the value of the Fund's investments.

o An adverse event, such as an unfavorable earnings report, lowers the value of a particular company's stock.

o The adviser's judgment about country or industry allocations or the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

The Fund may invest in companies with small to medium market capitalizations (generally less than $6 billion). Prices of these companies' stocks may be more volatile because these companies;

o  are relatively small compared to large-cap companies,

o  may be engaged in business mostly within their own geographic region, and

o  may be less well-known to the investment community.

Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies.

The Fund is classified as "non-diversified" under the federal securities laws. This means that the Fund has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of companies. Investing in this manner makes the Fund more susceptible to a single economic, political or regulatory event than a more diversified fund might be. Also, a change in the value of a single company will have a more pronounced effect on the Fund than such a change would have on a more diversified fund.

Furthermore, the Fund is considered to be a sector fund. This means that the Fund will concentrate its investments in a single sector; in this case, the water sector. Investing in a single sector makes the Fund more susceptible to negative impacts on that sector than a less concentrated fund might be. Also, a change in the value of a single company in that industry might affect the value of other companies in that sector. This would have a more pronounced negative effect on the Fund than on a less concentrated fund.

PICTET GLOBAL WATER FUND
RISK/RETURN SUMMARY - CONTINUED

        TOTAL RETURN

This bar chart indicates the risks of investing in the Fund by showing changes in the performance of the Retail Class of the Fund from year to year. Past performance does not necessarily indicate how the Fund will perform in the future.

[GRAPH OMITTED]
PLOT POINTS FOLLOW:

12/31/02
(20.23)%

    QUARTERLY RETURN

PICTET GLOBAL WATER FUND (RETAIL CLASS)

HIGHEST: 5.94% IN FOURTH QUARTER 2002
LOWEST: (19.89)% IN THIRD QUARTER 2002

--------------------------------------------------------------------------------
The table below indicates the risks of investing in the Retail Class of the Fund by comparing the Fund's average annual total returns for the periods shown to the Morgan Stanley Capital International World Index (the "MSCI World
Index"). The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
                            PICTET GLOBAL WATER FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                         PERIODS ENDED DECEMBER 31, 2002

                                                                  LIFE OF FUND
                                                    1 YEAR      (BEGAN 12/31/01)
                                                    ------      ----------------
   RETURN BEFORE TAXES                              (20.23)%         (20.23)%
   RETURN AFTER TAXES ON DISTRIBUTIONS 1,2          (20.45)%         (20.45)%
   RETURN AFTER TAXES ON DISTRIBUTIONS
      AND SALE OF FUND SHARES 1,2                   (12.42)%         (12.42)%
   MSCI WORLD INDEX 3,4,5                           (19.89)%         (19.89)%

================================================================================
1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

2 Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

3 The performance of the MSCI World Index is calculated from December 31, 2001.

4 The MSCI World Index is an index composed of approximately 1,500 stocks covering 23 markets.

5 Index performance reflects no deductions for fees, expenses or taxes.

PICTET GLOBAL WATER FUND
RISK/RETURN SUMMARY - CONTINUED
--------------------------------------------------------------------------------

   FEES AND EXPENSES

                THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

                                                                  RETAIL CLASS
                                                                  ------------
SHAREHOLDER  FEES (paid directly from your  investment)               NONE
REDEMPTION FEES FOR SHARES HELD LESS THAN SIX MONTHS 1
   (as a percentage of amount redeemed)                               1.00%
ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)
MANAGEMENT FEES                                                       1.00%
DISTRIBUTION (12B-1) FEES                                             0.25%
OTHER EXPENSES                                                        5.05%
TOTAL ANNUAL FUND OPERATING EXPENSES 2                                6.30%

================================================================================
1 Please see "Redeeming Fund Shares".

2 Voluntary fee waiver and/or expense reimbursement                   4.75%

  Net expenses                                                        1.55%

  This fee waiver and/or expense reimbursement may be terminated after sufficient notice at any time.

--------------------------------------------------------------------------------

     THIS EXAMPLE IS
INTENDED TO HELP YOU
 COMPARE THE COST OF
    INVESTING IN THE
  FUND WITH THE COST
     OF INVESTING IN
 OTHER MUTUAL FUNDS.

The example assumes that:

o  You invest $10,000 in the Fund for the time periods indicated.

o  Your investment has a 5% return each year.

o  The Fund's operating expenses remain the same.+

o  You redeem your investment at the end of each period.

   Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                1 YEAR      3 YEARS      5 YEARS    10 YEARS
                                ------      -------      -------    --------
RETAIL CLASS                     $626       $1,853       $3,049      $5,905
--------------------------------------------------------------------------------
+ The example is calculated using gross expenses. Using the net expense calculation, your costs for the Retail Class shares for 1, 3, 5 and 10 years in the example would be $158, $490, $845 and $1,845, respectively.

     THE FUNDS' INVESTMENTS

 DEPOSITARY RECEIPTS

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts and Russian Depositary Certificates, Philippine Depositary Receipts and Brazilian Depositary Receipts.

--------------------------------------------------------------------------------

         CONVERTIBLE
          SECURITIES

Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities.

--------------------------------------------------------------------------------

        WARRANTS AND
 SUBSCRIPTION RIGHTS

Warrants and subscription rights entitle the holder to acquire the stock of a company at a set price.

--------------------------------------------------------------------------------

     DEBT SECURITIES

Each Fund may invest up to 20% of its assets in investment grade debt securities of U.S. and foreign corporate and governmental issuers. These may include all types of debt securities of any maturity.

The value of debt securities will go down if interest rates go up, or the issuer of the security has its credit rating downgraded or defaults on its obligation to pay principal or interest.

Securities are investment grade if they:

o Are rated in one of the top four short-term or long-term rating categories of a nationally recognized statistical rating organization; or

o  Are unrated securities that the adviser believes to be of comparable quality.

A Fund's credit standards also apply to counterparties to OTC derivative contracts.

--------------------------------------------------------------------------------

           DEFENSIVE
         INVESTMENTS

Each Fund may depart from its principal investment strategies in response to adverse market conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If a Fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------

     DERIVATIVES AND
  HEDGING TECHNIQUES

Each Fund may, but is not required to, use derivative contracts for any of the following purposes:

_ To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices or currency exchange rates.

_ As a substitute for buying or selling securities or currencies.

Derivative contracts include options and futures on securities, securities indices or currencies; options on these futures; forward currency contracts; and currency swaps. Derivative contracts are valued on the basis of the value of the underlying securities. A derivative contract will obligate or entitle a Fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices.

Even a small investment in derivative contracts can have a big impact on a Fund's stock market or currency exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices or currency rates are changing.

A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of a Fund's holdings. The other parties to over-the-counter derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a Fund less liquid and harder to value, especially in declining markets.

--------------------------------------------------------------------------------

    EMERGING MARKETS

The International Equity Fund may invest up to 5% of its assets in emerging market securities. Global Emerging Markets Fund and International Small Companies Fund may invest in emerging market securities as described in those Funds' Risk-Return Summaries.

--------------------------------------------------------------------------------

  PORTFOLIO TURNOVER

Each Fund may engage in active and frequent trading. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability.

Frequent trading also increases transaction costs, which could detract from a Fund's performance.

--------------------------------------------------------------------------------

         EACH FUND'S
     INVESTMENT GOAL

Each Fund's investment goal is non-fundamental so that the Board of Trustees may change the investment goal of a Fund without obtaining the approval of the Fund's shareholders. A Fund might not succeed in achieving its goal.

INVESTMENT ADVISER

         EACH FUND'S
  INVESTMENT ADVISER
           IS PICTET
       INTERNATIONAL
  MANAGEMENT LIMITED

The adviser provides investment advice and portfolio management services to each Fund. Under the supervision of the Board of Trustees, the adviser makes each Fund's day-to-day investment decisions, arranges for the execution of portfolio transactions and makes available the research services of its portfolio managers and security analysts.

Each Fund has agreed to pay the adviser an advisory fee at the annual rate of the Fund's average daily net assets shown below. The adviser has voluntarily agreed to cap the total annual operating expenses of the Retail Class of each Fund as shown below:

These caps do not apply to brokerage commissions, taxes, interest and litigation, indemnification and other extraordinary expenses. These expense caps can be revoked after sufficient notice at any time.

--------------------------------------------------------------------------------
FUND                                         MANAGEMENT FEE  EXPENSE LIMITATION
----                                         --------------  ------------------
Pictet Global Emerging Markets Fund              1.25%             1.95%
Pictet International Small Companies Fund        1.00%             1.45%
Pictet International Equity Fund                 0.75%             1.25%
Pictet Global Water Fund                         1.00%             1.55%
--------------------------------------------------------------------------------

The adviser was established in 1980 and as of December 31, 2002 had approximately $7.0 billion of assets under management for more than 150 accounts. The adviser manages a range of products including a variety of equity portfolios for U.S. and international institutional clients. Its address is Tower 42, Level 37, 25 Old Broad Street, London, EC2N 1HQ, United Kingdom. The adviser is both registered as a U.S. investment adviser and authorized and regulated by the Financial Services Authority in the United Kingdom. The adviser is an affiliate of Pictet & Cie, a Swiss private bank that was founded in 1805. As of December 31, 2002, Pictet & Cie managed approximately $119 billion of assets under management and administration for institutional and private clients. Pictet & Cie is owned by nine partners.

--------------------------------------------------------------------------------

     GLOBAL EMERGING
      MARKETS FUND'S
PORTFOLIO MANAGEMENT
                TEAM

  NAMES OF MANAGERS                     POSITIONS DURING LAST FIVE YEARS
 (time on Fund team)
--------------------------------------------------------------------------------
John Paul Smith            Director and Head of Emerging Investments for the
(since 2001)               adviser. Before joining the adviser in 2001, he was
                           at Morgan Stanley from 1995, most recently as head of global emerging markets strategy.

--------------------------------------------------------------------------------

Samir Patel                Investment Manager with the Emerging Markets Team.
(since inception)          Before joining the adviser in 1995 he worked for
                           four years as a research analyst at Datastream
                           International.

--------------------------------------------------------------------------------

Nidhi Mahurkar             Senior investment manager with overall responsibility
(since 2001)               for the specialist Asian Equity Team. Before joining
                           the adviser in 2001, she worked for five years at Lazard Asset Management managing Asian equities.

--------------------------------------------------------------------------------

Emil Wolter                Senior investment manager within the Emerging Markets
(since 1997)               Team specializing in Asia. Before joining the adviser
                           in 1997, he spent two years as an analyst with Datastream covering Pan-European industrial and financial companies.

 INTERNATIONAL SMALL
    COMPANIES FUND'S
PORTFOLIO MANAGEMENT
                TEAM

  NAMES OF MANAGERS                     POSITIONS DURING LAST FIVE YEARS
 (time on Fund team)
--------------------------------------------------------------------------------

Michael McLaughlin         Senior investment manager of the adviser within the
(since inception)          Smaller Companies Team. He is responsible for the
                           Asia Pacific region. Before joining the adviser in 1995, he was the Japanese investment manager and member of the asset allocation team at Provident
                           Mutual.

--------------------------------------------------------------------------------

Nils Francke               Senior investment manager of the adviser, head of the
(since inception)          Smaller Companies Team and lead manager on the Fund.
                           Before joining the adviser in 1994, he worked for M M
                           Warburg Bank in Hamburg, Salomon Brothers Inc. in New
                           York and Schroder Munchmeyer Hengst of Germany.

--------------------------------------------------------------------------------

Philippe Sarreau           Senior investment manager of the adviser within the
(since 1998)               Smaller Companies Team. Before joining the adviser in
                           1998, he worked at Credit Lyonnais as a French smaller companies analyst from 1994 to 1998 and was responsible for the development of a specialized small cap sales team in London.

--------------------------------------------------------------------------------

Justin Hill                Senior investment manager of the adviser. Before
(since 2001)               joining the adviser in 2001, he spent five years with
                           the UK smaller companies team at Friends Ivory & Sime
                           Asset Management.

--------------------------------------------------------------------------------

INTERNATIONAL EQUITY
    FUND'S PORTFOLIO
     MANAGEMENT TEAM

  NAMES OF MANAGERS                     POSITIONS DURING LAST FIVE YEARS
 (time on Fund team)
--------------------------------------------------------------------------------

Richard Heelis             Senior investment manager of the adviser with
(since inception)          responsibility for the Japanese equity market on the
                           Regional Equity Team. Before joining the adviser in 1999, he was responsible for all Norwich Union's
                           Japanese equity portfolios.

--------------------------------------------------------------------------------

Michael Collins            Head of Global Asset Allocation team of the adviser
(since inception)          with responsibility for top down asset allocation and
                           strategy recommendations. Before joining the adviser in 1999, he was responsible for top-level country allocation and long-term investment strategy for Norwich Union's With Profits Fund.

--------------------------------------------------------------------------------

Alison Brown               Investment manager within the Regional Equity Team.
(since inception)          She joined the adviser in 1998 after graduating with
                           a MEng in Engineering and Computing Science from St.
                           Anne's College, Oxford. Alison is an Associate member of the Society for Investment Professionals.

--------------------------------------------------------------------------------

Stephen Burrows            Senior Investment Manager with the Regional Equity
(since 2003)               Team. Before joining the adviser in 1997, he was
                           responsible for the management of European Equity funds for Norwich Union Asset Management.

 GLOBAL WATER FUND'S
   PORTFOLIO MANAGER

  NAMES OF MANAGERS                     POSITIONS DURING LAST FIVE YEARS
 (time on Fund team)
--------------------------------------------------------------------------------

Hans Peter Portner         Hans Peter Portner is a senior asset manager for the
(since inception)          adviser, where he manages Pictet Global Water Fund
                           and other water related investment products. He holds a masters degree in economics from the University of Berne. He started his investment career in 1992 at UBS Brinson in Basle as international equity manager.
                           In 1997 he joined the adviser as equity manager for institutional clients. In 2000 he began managing the Pictet Global Water Fund Compartment, a foreign investment pool based in Luxembourg. Hans Peter is a Chartered Financial Analyst (CFA).

--------------------------------------------------------------------------------

Philippe Rohner            Senior Investment Manager with the Special Equities
(since inception)          Team. Before joining the adviser in January 1998, he
                           worked in the Petroleum and Chemicals Industries with Texaco from 1978-1987 and Ciba-Geigy from 1988-1997.

INVESTMENT AND ACCOUNT POLICIES

  CALCULATION OF NET
         ASSET VALUE

Each Fund calculates its net asset value per share ("NAV") at the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. The NYSE is open every week, Monday through Friday, except on national holidays and Good Friday. If the New York Stock Exchange closes early, the time for calculating NAV and the deadlines for share transactions will be accelerated to the earlier closing times. The NAVs will differ between classes of shares. The NAV of a class with higher expenses will be lower than a class with lower expenses.

Each Fund generally values its portfolio securities based on market prices or quotations. Securities listed on a foreign exchange and unlisted foreign securities are generally valued at the closing price or the latest quoted price available before the time when assets are valued. Securities listed on a U.S. securities exchange are generally valued at the last quoted price and securities traded on the NASDAQ National Market System are generally valued at the NASDAQ Official Closing Price, in each case as of the close of the exchange's regular trading hours on the day the valuation is made. A Fund's currency translations are done when the London Stock Exchange closes.

Price information on listed securities is taken from the exchange where the security is primarily traded. Securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the bid and ask prices, if available; otherwise they are valued at the last reported closing price.

When market prices are not available, or when the adviser believes that they are unreliable or that the value of securities has been materially affected by events occurring after a foreign exchange closes, a Fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the Board of Trustees. A Fund that uses fair value to price securities may value those securities higher or lower than another Fund using market quotations or its own fair value determination to price the same securities.

International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by a Fund could change on days when investors cannot buy or redeem shares.

     PURCHASING FUND
              SHARES

             INVESTMENT MINIMUMS
               (RETAIL CLASS)
Initial purchase                     $2,500
Additional purchases                   $500

Certain retirement accounts (e.g. IRAs, Roth IRAs, Educational IRAs, Simple
IRAs) may purchase shares of a Fund with an initial purchase of $1,000. Additional purchases may be made of $500. Additional purchases for those in the Automatic Investment Plan may be as little as $500.

Fund officers have discretion to waive or reduce any of the above minimum investment requirements.

--------------------------------------------------------------------------------

   PURCHASING SHARES
   THROUGH FINANCIAL
     INTERMEDIARIES/
       PROFESSIONALS

Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

--------------------------------------------------------------------------------

 PURCHASE ORDERS AND
            PAYMENTS

A purchase order will be filled at a Fund's NAV next calculated after the order has been received by either the Fund's transfer agent, PFPC Inc., by one or more brokers authorized to accept purchase orders on a Fund's behalf, or by a designated intermediary authorized by a broker to accept orders on a Fund's behalf. A Fund will be deemed to have received the order when an authorized broker or broker's authorized designee accepts the order. Institutions must send payment for Fund shares in federal funds to the transfer agent by 12:00 noon Eastern time on the next business day. Institutions and other investors should contact the adviser for information about purchasing Fund shares through in-kind exchanges of securities.

Each Fund and its distributor reserve the right to suspend the offering of Fund shares or to reject any purchase order.

PURCHASING SHARES BY
           TELEPHONE

Call 1-877-470-0103 to arrange for a telephone transaction. If you want to make future transactions (e.g., purchase additional shares, redeem or exchange shares) by telephone, you will need to elect this option either on the initial application or subsequently in writing.

Each Fund and its transfer agent have procedures designed to verify that telephone instructions are genuine. If they follow these procedures, they will not be liable for any losses caused by acting on unauthorized telephone instructions.

The Funds and PFPC reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. PFPC has established security procedures to prevent unauthorized account access. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Funds or PFPC. Neither the Funds nor any of their service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine.

--------------------------------------------------------------------------------

PURCHASING SHARES BY
                MAIL

Complete and sign an application. Make your check payable to Pictet Funds. If you are adding to your existing account, include your account name and number on the check.

Mail your application and/or check to:
PFPC Inc.
Att'n: Pictet Funds
P.O. Box 9804
Providence, RI 02940

--------------------------------------------------------------------------------

PURCHASING SHARES BY
                WIRE

If you are opening a new account, call the Funds at 1-877-470-0103 to arrange for a wire transaction. Then wire federal funds to:

Boston Safe Deposit & Trust
ABA#:    011001234
Credit:  (Insert name of your Fund)
Acct#:   143766
FBO:     (Insert shareholder name and account number)

Complete and sign an application and mail immediately following the initial wire transaction to:

PFPC Inc.
Att'n: Pictet Funds
P.O. Box 9804
Providence, RI 02940

If you are adding to your existing account, you do not need to call the Funds to arrange for a wire transaction, but be sure to include your name and account number.

--------------------------------------------------------------------------------

AUTOMATIC INVESTMENT
                PLAN

Through this option, you can have money electronically deducted from your checking, savings or bank money market accounts and invested in the Funds each month or quarter. Complete the Automatic Investment Plan Application, which is available upon request by calling 1-877-470-0103, and mail it to the address indicated.

The initial $2,500 minimum investment for the Retail Class still applies. However, subsequent investments can be as little as $500, for either class.

The Funds may alter or terminate the Automatic Investment Plan at any time.

   EXCHANGES BETWEEN
        PICTET FUNDS

You may exchange shares of a Fund for shares of any other Pictet Fund with the same class of shares at the NAV of the acquired Fund next determined after receipt of your exchange request. Both accounts must have identical registrations. Exchanges must meet the applicable minimum initial investment requirements for the acquired Fund. You may exchange into another Fund only if its shares may legally be sold in your home state.

To protect other shareholders of a Fund, a Fund may cancel the exchange privileges of any person that, in the opinion of the Fund, is using market-timing strategies. The Funds may change or terminate the exchange privilege on 60 days' advance notice to shareholders.

You may be subject to a redemption fee if you exchange shares after holding them less than six months and you may incur income taxes on an exchange. Please see "Redeeming Fund Shares" on the following page.

--------------------------------------------------------------------------------

      REDEEMING FUND
              SHARES

If you exchange or redeem shares after holding them six months or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 1% of the current net asset value of the shares being exchanged or redeemed will be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to encourage long-term investment, to reduce transaction and other expenses caused by early redemptions, and facilitate portfolio management.

The fee is currently waived for pension funds, endowments and other similar institutional funds due to certain economies associated with these accounts. The redemption fee may be modified or discontinued at any time or from time to time. This fee is not a deferred sales charge, is not a commission paid to the adviser and does not benefit the adviser in any way.

The "first-in, first-out" method will be used to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account. If your holding period is less than six months, the redemption/exchange fee will be assessed on the current net asset value of those shares.

You may redeem shares of a Fund on any business day at the NAV next calculated after the transfer agent, broker authorized to accept redemption orders on the Fund's behalf, or designated intermediary authorized by a broker to accept orders on the Fund's behalf receives the redemption request in proper form. The Fund will be deemed to have received the order when an authorized broker or broker authorized designee accepts the order. Institutions are responsible for promptly transmitting redemption orders to a Fund's transfer agent.

Redemption proceeds are usually sent by wire on the business day after the effective date of a redemption. Under unusual circumstances, a Fund may suspend redemptions, if allowed by the Securities and Exchange Commission ("SEC"), or postpone payment up to seven days.

Each Fund may also pay redemption proceeds in kind by giving securities to redeeming shareholders. Redemptions and exchanges are taxable transactions for shareholders that are subject to tax. If a Fund redeems your shares in kind, you may incur transaction costs and tax liability when you dispose of the securities that were distributed in redemption of your shares.

If you purchased shares through a financial institution, a broker authorized to accept purchase orders on a Fund's behalf, or by a designated intermediary authorized by a broker to accept orders on a Fund's behalf, you should contact it for more information.

Each institution, broker or intermediary may have its own procedures and requirements for selling shares and may charge fees.

--------------------------------------------------------------------------------

 REDEEMING SHARES BY
           TELEPHONE

If you have chosen the telephone redemption privilege on the initial application or later elected the privilege in writing, you may call 1-877-470-0103 to redeem up to $100,000 worth of shares.

 REDEEMING SHARES BY
                MAIL

Shareholders may sell shares by making a written request to:

PFPC Inc.
Att'n: Pictet Funds
P.O. Box 9804
Providence, RI 02940

Include signatures of all persons required to sign for transactions, exactly as their names appear on the account application.

To protect your account from fraud, the Funds may require a medallion signature guarantee for certain redemptions. We require a medallion signature guarantee if:

o your address of record has changed within the past 30 days or
o you are selling more than $100,000 worth of shares

Signature guarantees are designed to verify that major transactions or changes to your account are in fact authorized by you. You can obtain a medallion signature guarantee from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. A notary public stamp or seal cannot be substituted for a signature guarantee.

--------------------------------------------------------------------------------

 REDEEMING SHARES BY
                WIRE

If you have chosen the wire redemption privilege on the initial application or later elected the privilege in writing, you may have the Funds wire your proceeds to a predesignated bank account.

Wire redemption requests must be received by the transfer agent by 4:00 p.m. Eastern time for money to be wired the next business day.

--------------------------------------------------------------------------------

  REDEEMING RECENTLY
    PURCHASED SHARES

If you wish to redeem shares that were recently purchased by check, a Fund may delay mailing of your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.

--------------------------------------------------------------------------------

          SYSTEMATIC
     WITHDRAWAL PLAN

If you have a minimum of $100,000 in your account, you may direct the transfer agent to make payments to you (or anyone you designate) monthly, quarterly or semi-annually.

The amount of withdrawal payments must be at least $500 per payment. Fund shares are redeemed in order to make withdrawal payments. Under the Systematic Withdrawal Plan, you must elect to have dividends and distributions automatically reinvested in additional Fund shares. Systematic sales of Fund shares are taxable transactions.

The Funds may terminate any Systematic Withdrawal Plan if the value of the account falls below $10,000 due to share redemptions or an exchange of shares for shares of another Fund.

--------------------------------------------------------------------------------

 CLOSING SUB-MINIMUM
            ACCOUNTS

Each Fund may close your account if, for reasons other than investment losses, the value of the Retail Class shares in the account falls below $2,500.

After a Fund notifies you of its intention to close the account, you will have 30 days to bring the account back to the minimum level.

         PERFORMANCE

The performance of a Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of a Fund may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

--------------------------------------------------------------------------------

          DIVIDENDS,
   DISTRIBUTIONS AND
               TAXES

Redemptions and exchanges of Fund shares are taxable events on which you may recognize a gain or loss. Dividends and distributions are also taxable, as described in the chart below, whether they are received in additional shares or cash. Each Fund declares and pays dividends and distributions according to the following schedule. Dividends may differ between classes, with a class with higher expenses having a lower dividend.

  DIVIDENDS ARE PAID
IN ADDITIONAL SHARES
          OF A FUND.

               TYPE OF                         DECLARED              FEDERAL
             DISTRIBUTION                      AND PAID             TAX STATUS
Dividends from net investment income           Annually     Taxable as ordinary income

Distributions of short-term capital gain       Annually     Taxable as ordinary income

Distributions of long-term capital gain        Annually     Taxable as capital gain

On January 7, 2003, President Bush proposed an economic growth plan which contains a provision that would exclude from income dividends paid by corporations to the extent paid out of previously taxed corporate income.

You should generally avoid investing in a Fund shortly before an expected dividend or distribution. Otherwise, you may pay taxes on dividends or distributions that are economically equivalent to a partial return of your investment. Income that the Funds receive from sources within foreign countries may be subject to withholding or other taxes imposed by such countries. You should consult a tax adviser about particular federal, state, local and other taxes that may apply to you.

There can be no assurance as to whether such a provision will be enacted into law or as to its scope if enacted and therefore its effect upon shareholders is uncertain at this time.

Every January, each Fund will send shareholders information about its dividends and distributions during the previous calendar year. Most of a Fund's distributions are expected to be capital gain. If you do not provide a Fund with a correct taxpayer identification number and required certifications, you may be subject to federal backup withholding tax.

--------------------------------------------------------------------------------

DISTRIBUTION (12B-1)
                FEES

The Retail Class shares of each Fund have adopted a rule 12b-1 distribution plan. The plan allows each Fund to pay up to 0.25% per annum of the average daily net assets of the Retail Class shares of the Fund for costs and expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Fund. Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

--------------------------------------------------------------------------------
     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables provide financial highlights of each Fund for the periods presented and should be read in conjunction with the financial statements and related notes that appear in the Funds' annual report dated December 31, 2002, which are incorporated by reference into the Statement of Additional Information. The financial statements and related notes have been audited by PricewaterhouseCoopers, LLP, independent accountants. Additional information concerning the performance of each Fund is included in the annual report which may be obtained without charge by contacting a Fund at the address or phone number on the back cover of this Prospectus.

PICTET GLOBAL EMERGING MARKETS FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                    -------------------------------------------------------------------
                                                                            INSTITUTIONAL
                                                    -------------------------------------------------------------------
                                                           YEAR        YEAR        YEAR        YEAR        YEAR
                                                           ENDED       ENDED       ENDED       ENDED       ENDED
                                                         12/31/02    12/31/01    12/31/00    12/31/99    12/31/98
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 6.89       $ 7.02     $ 11.15     $ 6.81       $ 8.87
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income/(loss)                             0.01         0.10        0.00#     (0.01)        0.04
   Net realized and unrealized gain/(loss)
      on investments                                        0.03        (0.15)      (4.13)      4.35        (2.10)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                            0.04        (0.05)      (4.13)      4.34        (2.06)
-----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
   Distributions from net investment income                (0.01)       (0.08)         --         --           --
-----------------------------------------------------------------------------------------------------------------------
Total distributions                                        (0.01)       (0.08)         --         --           --
-----------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital                    0.00#       (0.00)#
NET ASSET VALUE, END OF PERIOD                            $ 6.92       $ 6.89      $ 7.02    $ 11.15       $ 6.81
-----------------------------------------------------------------------------------------------------------------------
Total return+                                               0.60%       (0.68)%    (36.98)%    63.73%      (23.22)%
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
   Net assets, end of year (in 000's)                    $67,509      $66,711     $97,158   $190,275      $94,362
   Ratio of operating expenses to average
      net assets                                            1.70%        1.70%       1.70%      1.70%        1.70%
   Ratio of net investment income/(loss) to
      average net assets                                    0.16%        1.12%       0.04%     (0.19)%       0.55%
   Ratio of operating expenses to average
      net assets without waivers and expenses
      reimbursed                                            2.31%        2.22%       1.94%      1.92%        2.00%
   Ratio of net investment income to average net
      assets without waivers and expenses
      reimbursed                                           (0.45)%       0.60%      (0.20)%    (0.42)%       0.25%
   Portfolio turnover rate                                    47%          84%        128%       126%         123%

--------------------------------------------------------------------------------
# Amount represents less than $0.01 per share.
+ Total return represents aggregate total return for the period.

PICTET INTERNATIONAL SMALL COMPANIES FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                          ----------   ------------------------------------------------------------
                                            RETAIL                            INSTITUTIONAL
                                          ----------   ------------------------------------------------------------
                                            PERIOD         YEAR        YEAR        YEAR        YEAR        YEAR
                                             ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                           12/31/02*     12/31/02    12/31/01    12/31/00    12/31/99    12/31/98
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $7.34        $ 7.35      $ 10.21     $ 10.25     $ 6.55       $ 9.24
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income/(loss)               0.02+++       0.04+++      0.01        0.00#     (0.02)        0.07+++
   Net realized and unrealized gain/
      (loss) on investments                  (0.90)        (0.92)       (2.87)       0.71       5.66         0.41
-------------------------------------------------------------------------------------------------------------------
Total from investment operations             (0.88)        (0.88)       (2.86)       0.71       5.64         0.48
-------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
   Distributions from net
      investment income                      (0.03)        (0.04)          --          --         --           --
   Distributions from net
      realized gains                            --            --        (0.01)      (0.75)     (1.94)       (3.17)
-------------------------------------------------------------------------------------------------------------------
Total distributions                          (0.03)        (0.04)       (0.01)      (0.75)     (1.94)       (3.17)
-------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital      0.01          0.01         0.01          --         --           --
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $6.44        $ 6.44       $ 7.35     $ 10.21     $10.25       $ 6.55
-------------------------------------------------------------------------------------------------------------------
Total return++                              (11.82)%      (11.87)%     (27.95)%      6.56%     86.45%        5.35%
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/
   supplemental data:
   Net assets, end of year (in 000's)         $312       $22,251      $21,934     $24,214     $4,776       $5,699
   Ratio of operating expenses to
      average net assets                      1.45%+        1.20%        1.20%       1.20%      1.20%        1.20%
   Ratio of net investment income/
      (loss) to average net assets            0.27%+        0.52%        0.17%      (0.37)%    (0.02)%       0.65%
   Ratio of operating expenses to
      average net assets without
      waivers and expenses
      reimbursed                              2.82%+        2.57%        2.28%       2.66%      4.76%        2.36%
   Ratio of net investment income/
      (loss) to average net assets
      without waivers and expenses
      reimbursed                             (1.99)%+      (1.74)%      (0.91)%     (1.83)%    (3.58)%      (0.52)%
   Portfolio turnover rate                     133%          133%         122%        142%       166%         132%

+   Annualized.
++  Total return represents aggregate total return for the period.
+++ Per share numbers have been calculated using the average share method.
#   Amount represents less than $0.01 per share.
* Pictet International SmallCompanies Fund Retail Class commenced operations on March 5, 2002.

PICTET INTERNATIONAL EQUITY FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                    -----------------------------------------
                                                                  INSTITUTIONAL
                                                    -----------------------------------------
                                                           YEAR        YEAR        YEAR
                                                           ENDED       ENDED       ENDED
                                                         12/31/02    12/31/01    12/31/00*
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 7.12      $ 9.08      $10.00
----------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                    0.05        0.04        0.00#
   Net realized and unrealized loss on investments         (1.23)      (1.95)      (0.90)
----------------------------------------------------------------------------------------------
Total from investment operations                           (1.18)      (1.91)      (0.90)
----------------------------------------------------------------------------------------------
Distributions to shareholders:
   Distributions from net investments income               (0.06)      (0.05)      (0.00)#
   Distributions from net realized capital gains           --          --          (0.02)
----------------------------------------------------------------------------------------------
Total distributions                                        (0.06)      (0.05)      (0.02)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $ 5.88      $ 7.12      $ 9.08
----------------------------------------------------------------------------------------------
Total return++                                            (16.61)%    (21.04)%     (8.94)%
----------------------------------------------------------------------------------------------
Ratios of average net assets/supplemental data:
   Net assets, end of period (in 000's)                   $6,205      $7,208      $9,105
   Ratio of operating expenses to average net assets        1.00%       1.00%       1.00%+
   Ratio of net investment income to average net assets     0.83%       0.55%       0.07%+
   Ratio of operating expenses to average net assets
      without waivers and expenses reimbursed               3.66%       3.41%       2.87%+
   Ratio of net investment loss to average net assets
      without waivers and expenses reimbursed              (1.83)%     (1.86)%     (1.79)%+
   Portfolio turnover rate                                   131%         80%         31%

--------------------------------------------------------------------------------
*  Pictet International Equity Fund commenced operations on August 15, 2000.
+  Annualized.
++ Total return represents aggregate total return for the period.
#  Amount represents less than $0.01 per share.

PICTET GLOBAL WATER FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
                                                                      RETAIL
                                                                    -----------
                                                                       YEAR
                                                                       ENDED
                                                                     12/31/02
------------------------------------------------------------------------------
Net asset value, beginning of period                                  $10.00
------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                                0.08+
   Net realized and unrealized loss on investments                     (2.12)
------------------------------------------------------------------------------
Total from investment operations                                       (2.04)
------------------------------------------------------------------------------
Distributions to shareholders:
   Distributions from net investments income                           (0.06)
------------------------------------------------------------------------------
Total distributions                                                    (0.06)
------------------------------------------------------------------------------
Redemption fees added to paid-in-capital                                0.02
NET ASSET VALUE, END OF PERIOD                                        $ 7.92
------------------------------------------------------------------------------
Total return++                                                        (20.23)%
Ratios of average net assets/supplemental data:
   Net assets, end of period (in 000's)                               $1,550
   Ratio of operating expenses to average net assets                    1.55%
   Ratio of net investment income to average net assets                 0.96%
   Ratio of operating expenses to average net assets without
      waivers and expenses reimbursed                                   6.30%
   Ratio of net investment loss to average net assets without
      waivers and expenses reimbursed                                  (3.88)%
   Portfolio turnover rate                                                44%

+ Per share numbers have been calculated using the average share method. ++ Total return represents aggregate total return for the period.

                    The following notice does not constitute
              part of and is not incorporated into the prospectus.

                                  PICTET FUNDS
                                PRIVACY STATEMENT

     Protecting your privacy is important to us at Pictet International Management Limited (the investment adviser for Pictet Funds). We want you to know how we collect personal information from you and how we use that information. We gather information from you from you account application or other forms that you may deliver to us. We need this information to process your requests and transactions, such as opening an account. We also collect information about your transactions with Pictet Funds. In servicing you account, we may need to provide your personal information to an affiliate or a service provider (which may include Pictet Funds distributor or transfer agent) for such purposes as sending your account statement or other information about our products and services to you.

     We do not disclose any information about you or any of our former customers to anyone, except to our affiliates and service providers, as permitted by law.

     To protect your personal information, we permit access only by authorized employees who need to know that information to provide products or services to you. We maintain physical electronic and procedural safeguards that comply with federal standards to guard you personal information.

                       This page intentionally left blank.

--------------------------------------------------------------------------------
     FOR MORE INFORMATION
--------------------------------------------------------------------------------

For investors who want more information about Pictet Eastern European Fund, Pictet Global Emerging Markets Fund, Pictet International Small Companies Fund, Pictet European Equity Fund and Pictet International Equity Fund, the following documents are available free upon request.

ANNUAL/SEMIANNUAL REPORTS Additional information about each Fund's investments is available in the Funds' annual and semiannual reports to shareholders. The Funds' annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about each Fund and is incorporated by reference into this prospectus.

Investors can get free copies of reports and SAIs, request other information and discuss their questions about each Fund by contacting a Fund at:

PFPC Inc.
Att'n: Pictet Funds
P.O. Box 9804
Providence, RI 02940
Telephone: 1-877-470-0103

Investors can review the Funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. Investors can get text-only copies:

o For a fee, by writing to the Public Reference Room of the Commission, Washington, D.C. 20549-0102

o Free from the Commission's Internet website at http://www.sec.gov.

Investors can get information about the operation of the Public Reference Room by calling 1-202-942-8090.


INVESTMENT ADVISER                 TRANSFER AGENT                INDEPENDENT
Pictet International               PFPC Inc.                     ACCOUNTANTS
Management Limited                 760 Moore Road                PricewaterhouseCoopers LLP
Tower 42, Level 37                 King of Prussia, PA 19406     Two Commerce Square
25 Old Broad Street                                              2001 Market Street
London                                                           Philadelphia, PA 19103
EC2N 1HQ
United Kingdom

ADMINISTRATOR                      LEGAL COUNSEL                 CUSTODIAN
PFPC Inc.                          Hale and Dorr LLP             Brown Brothers Harriman & Co.
760 Moore Road                     60 State Street               40 Water Street
King of Prussia, PA 19406          Boston, MA 02109              Boston, MA 02109

INVESTMENT COMPANY ACT FILE NO. 811-9050

                       STATEMENT OF ADDITIONAL INFORMATION



                                 APRIL 30, 2003



                                  PICTET FUNDS

                       PICTET GLOBAL EMERGING MARKETS FUND

                    PICTET INTERNATIONAL SMALL COMPANIES FUND

                        PICTET INTERNATIONAL EQUITY FUND

                            PICTET GLOBAL WATER FUND



             This Statement of Additional Information dated April 30, 2003 is not a prospectus but should be read in conjunction with Pictet Funds' (the "Trust"), Institutional Class and Retail Class Prospectuses for Pictet Global Emerging Markets Fund, Pictet International Small Companies Fund, Pictet International Equity Fund and Pictet Global Water Fund (the "Funds"), each dated April 30, 2003 (the "Prospectus"). The financial statements for the Funds for the fiscal year ended December 31, 2002 are together, incorporated herein by reference to the Annual Report to shareholders for the Funds dated December 31, 2002. A copy of the Funds' Annual Report or Prospectus may be obtained without charge by calling the Trust at 1-877-470-0103.



             Capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings given to them in the Prospectus.


                                        TABLE OF CONTENTS                                    PAGE



         Investment Objectives and Policies.............................................        2
         Purchase of Shares.............................................................       13
         Redemption of Shares...........................................................       13
         Portfolio Turnover.............................................................       14
         Investment Limitations.........................................................       14
         Management of the Funds........................................................       17
         Code of Ethics.................................................................       23
         Investment Advisory and Other Services.........................................       24
         Portfolio Transactions.........................................................       28
         Information Concerning Taxes...................................................       29
         Performance Calculations.......................................................       35
         General Information............................................................       38
         Financial Statements...........................................................       39
         Appendix - Description of Ratings and U.S. Government Securities...............      A-1

                       INVESTMENT OBJECTIVES AND POLICIES

             The following policies supplement the investment objectives and policies set forth in the Prospectus:

             EQUITY SECURITIES. The Funds invest primarily in equity securities.
Equity securities consist of exchange-traded, over-the-counter ("OTC") and unlisted common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, limited partnership interests and equity participations. The prices of a Fund's equity investments will change in response to stock market movements.

             EMERGING MARKET COUNTRIES: include those in Latin America, South East Asia, Africa, Eastern Europe and the Middle East.



             DEPOSITARY  RECEIPTS.  Each Fund may purchase  American  Depositary
Receipts ("ADRs"), American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Philippine Depositary Receipts, Brazilian Depositary Receipts and Global Depositary Shares ("GDSs"), (collectively, "Depositary Receipts"). ADRs and ADSs typically are issued by a U.S. bank or trust company to evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs typically are issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.



             Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be involved directly in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs generally are similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of a Fund's investment policies, a Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

             CONVERTIBLE SECURITIES. Each Fund may purchase convertible securities. Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

             As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.

             Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in the right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.



             DEBT SECURITIES. Each Fund may invest in debt securities subject to the limits set forth in the Prospectus. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.



             PRIVATIZATIONS. Each Fund may invest in privatizations. The Funds believe that foreign government programs of selling interests in government-owned or controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation. The ability of U.S. entities, such as the Funds, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.

             WHEN-ISSUED AND FORWARD COMMITMENT TRANSACTIONS. Each Fund may purchase when-issued securities and enter into other forward commitments to purchase or sell securities. The value of securities purchased on a when issued or forward commitment basis may decline between the purchase date and the settlement date.

             WARRANTS. Each Fund may purchase warrants. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because it does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

             PREFERRED STOCK. Each Fund may purchase preferred stocks, which, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Preferred stock dividends must be paid before common stock dividends and, for that reason, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

             FOREIGN INVESTMENTS. Each Fund may purchase international investments. These international investments are subject to a variety of risks of loss beyond the risks ordinarily associated with investing in the U.S. and other mature securities markets. The discussion of risks set forth below refers to the better understood risks of investing in less developed markets but is not intended, and should not be assumed, to be a complete list of all possible risks. Although the Board of Trustees, the Funds' investment adviser, Pictet International Management Limited (the "Adviser")and the Funds' Custodian, Brown Brothers Harriman & Co. (the "Custodian") and sub-custodians each review and attempt to minimize the risks of which they are aware, and even if neither the Trustees nor any service provider to a Fund has failed to fulfill its duties to a Fund, it is entirely possible that a Fund may lose some or all of its investment in one or more securities in an emerging or politically unstable market. An example of such a loss may involve a fraud in a foreign market not reasonably preventable by the service providers, notwithstanding oversight by the Trustees and procedures of each service provider generally considered to be adequate to prevent such a fraud. In any such case, it is likely that a Fund would not be reimbursed for its loss.



             Investing in foreign  companies  involves certain special risks and considerations typically not associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign
portfolio  transactions;   the  possibility  of  expropriation  or  confiscatory
taxation;  adverse  changes  in  investment  or  exchange  control  regulations;
political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital. Also, because the stocks of foreign companies frequently are denominated in foreign currencies, and because a Fund may hold uninvested reserves in bank deposits in foreign currencies temporarily, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of a Fund permit a Fund to enter into forward foreign currency exchange contracts in order to hedge its holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

             In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Moreover, the dividend or interest income or gain from a Fund's foreign portfolio securities may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income available for distribution to a Fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable with those applicable to U.S. companies. There generally is less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in foreign countries. Further, a Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts.

             Although a Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges generally are higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes on dividend and interest income and, in some cases, also tax certain capital gains. Although in some countries a portion of these taxes are reduced under applicable income tax treaties and/or are recoverable, the non-recovered portion of foreign taxes will reduce the income received or returned from foreign companies the stock or securities of which are held by a Fund.

             Brokerage commissions, custodial services, and other services relating to investment in foreign securities markets generally are more expensive than in the United States. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Developing countries also may impose restrictions on a Fund's ability to repatriate investment income or capital. Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of a Fund.

             In addition, excess cash invested with depository institutions domiciled outside the continental United States, as with any offshore deposits, may be subject to both sovereign actions in the jurisdiction of the depository institution and sovereign actions in the jurisdiction of the currency, including but not limited to freeze, seizure, and diminution. The risk associated with the repayment of principal and payment of interest on such instruments by the institution with whom the deposit is ultimately placed will be borne exclusively by a Fund.

             Foreign investment risks are often heightened for investments in certain Eastern European countries as well as other developing or emerging markets, where the risks include the possibility that such countries may revert to a centrally planned economy. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable issuers in developed markets. Clearance and settlement procedures are different in some emerging markets and at times settlements have not kept pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in the value of those securities, or, if a Fund had entered into a contract to sell a security, in possible liability to the purchaser.

             Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Devaluations in the currencies in which a Fund's portfolio securities are denominated may have a detrimental impact on a Fund. Some countries also may have managed currencies which are not free floating against the U.S. dollar. In addition, there is a risk that certain countries may restrict the free conversion of their currencies into other currencies. Further, certain currencies may not be traded internationally. Certain developing countries face serious exchange constraints.

             Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, a Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments and are dependent on foreign economic assistance. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

             In many emerging markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

             Throughout the last decade many emerging markets have experienced, and continue to experience, high rates of inflation. In certain countries, inflation has accelerated rapidly at times to hyper inflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Increases in inflation could have an adverse effect on a Fund's non-dollar denominated securities.

             Securities  traded in certain  emerging  securities  markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Furthermore, there can be no assurance that a Fund's investments in certain developing countries would not be expropriated, nationalized or otherwise confiscated. Finally, any change in the leadership or policies of developing countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies and adversely affect existing investment opportunities.

             OTHER INVESTMENT COMPANIES. Each Fund may invest up to 10% of its total assets in securities issued by other investment companies investing in securities in which a Fund can invest, provided that such investment companies invest in portfolio securities in a manner consistent with a Fund's investment objective and policies. Applicable provisions of the Investment Company Act of 1940, as amended (the "1940 Act") require that a Fund limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 10% of the value of a Fund's total assets will be invested in the aggregate in securities of investment companies as a group; (b) a Fund and any company or companies controlled by a Fund will not own together more than 3% of the total outstanding shares of any one investment company at the time of purchase; and (c) a Fund will not invest more than 5% of its total assets in any one investment company. As a shareholder of another investment company, a Fund would bear its pro rata portion, along with other shareholders, of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

             ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the price at which a Fund has valued the securities and includes, among other securities, repurchase agreements maturing in more than seven days, certain restricted securities and securities that are otherwise not freely transferable. Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933, as amended ("1933 Act"). Illiquid securities acquired by a Fund may include those that are subject to restrictions on transferability contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but that would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

             A large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments often are restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be resold readily or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that such investments are illiquid.

             Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A-eligible restricted securities, however, could affect adversely the marketability of such portfolio securities and result in a Fund's inability to dispose of such securities promptly or at favorable prices.

             The  Board  of  Trustees  has  delegated  the  function  of  making day-to-day determinations of liquidity to the Adviser pursuant to guidelines approved by the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trades for the security, (ii) the number of dealers that quote prices for the security, (iii) the number of dealers that have undertaken to make a market in the security, (iv) the number of other potential purchasers, and (v) the nature of the security and how trading is effected (E.G., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Adviser monitors the liquidity of restricted securities in a Fund's portfolio and reports periodically on such decisions to the Board. The Board monitors the liquidity determinations made by the Adviser. In addition, the value of securities for which no market quotations are readily available (including restricted securities) is determined by the Adviser, under the Board's supervision, after considering all relevant information. All liquidity and valuation procedures are reviewed periodically to ensure their continued appropriateness and adequacy in light of changing circumstances.

             HEDGING AND RISK MANAGEMENT PRACTICES. In order to hedge against foreign currency exchange rate risks, the Funds may enter into forward foreign currency exchange contracts ("forward contracts") and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. A Fund also may conduct its foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.

             A Fund also may purchase other types of options and futures and may, in the future, write covered options, as described below and in the Prospectus.

             FORWARD CONTRACTS. Each Fund may enter into forward contracts to attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract, which is individually negotiated and privately traded by currency traders and their customers, involves an obligation to purchase or sell a specific currency for an agreed-upon price at a future date.

             A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or is expecting a dividend or interest payment in order to "lock in" the U.S. dollar price of a security, dividend or interest payment. When a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of a Fund's portfolio securities denominated in such currency, or when a Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that currency for a fixed dollar amount.

             In connection with a Fund's forward contract purchases, a Fund will maintain in a segregated account cash or liquid assets with a value equal to the amount of the Fund's purchase commitments. Segregated assets used to cover forward contracts will be marked to market on a daily basis. While these contracts presently are not regulated by the Commodity Futures Trading
Commission ("CFTC"), the CFTC may regulate them in the future, and limit the ability of a Fund to achieve potential gains from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance by a Fund than if it had not entered into such contracts.

             While transactions in forward contracts may reduce certain risks, such transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of hedging positions, unanticipated changes in currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any hedging positions. If the correlation between a hedging position and portfolio position which is intended to be protected is imperfect, the desired protection may not be obtained, and a Fund may be exposed to risk of financial loss.

             Perfect correlation between a Fund's hedging positions and portfolio positions may be difficult to achieve because hedging instruments in many foreign countries are not yet available. In addition, it is not possible to hedge fully against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

             FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. To hedge against movements in interest rates, securities prices or currency exchange rates, the Funds may purchase and sell various kinds of futures contracts and options on futures contracts. A Fund also may enter into closing purchase and sale transactions with respect to any such contracts and options. Futures
contracts  may  be  based  on  various  securities  (such  as  U.S.   Government
securities), securities indices, foreign currencies and other financial instruments and indices.



             The Funds will rely on the exclusion from the definition of the term "commodity pool operator" provided by CFTC Rule 4.5. A Fund may use futures contracts and related options for bona fide hedging purposes within the meaning of the CFTC regulations or may enter into non-hedging transactions if the aggregate initial margin and premiums required to establish such positions do not exceed 5% of a Fund's net assets (after taking into account unrealized profits and unrealized losses on any such positions). For an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded from such 5%.



             A Fund may attempt to determine whether the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by a Fund or which it expects to purchase. All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade licensed and regulated by the CFTC or on foreign exchanges.

             Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting or "closing" purchase or sale transactions, which may result in a profit or a loss. While a Fund's futures contracts on securities or currencies will usually be liquidated in this manner, a Fund may make or take delivery of the underlying securities or currencies whenever it appears economically advantageous. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

             By using futures contracts to hedge its positions, a Fund would seek to establish with more certainty then would otherwise be possible the effective price, rate of return or currency exchange rate on portfolio securities or securities that a Fund proposes to acquire. For example, when interest rates are rising or securities prices are falling, a Fund could seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, could attempt to secure better rates or prices than might later be available in the market with respect to anticipated purchases. Similarly, a Fund could sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are denominated in such currency. A Fund could purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in such currency that a Fund has acquired or expects to acquire. Loss from investing in futures transactions by a Fund is potentially unlimited.

             As part of its hedging strategy, a Fund also may enter into other types of financial futures contracts if, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for a Fund's portfolio securities and such futures contracts. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser may attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having a Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting a Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities can be substantially offset by appreciation in the value of the futures position. However, any unanticipated appreciation in the value of a Fund's portfolio securities could be offset substantially by a decline in the value of the futures position.

             The acquisition of put and call options on futures contracts would give a Fund the right (but not the obligation), for a specified price, to sell or purchase the underlying futures contract at any time during the option period. Purchasing an option on a futures contract would give a Fund the benefit of the futures position if prices move in a favorable direction, and limits its risk of loss, in the event of an unfavorable price movement, to the loss of the premium and transaction costs.

             A Fund may terminate its position in an option contract by selling an offsetting option of the same series. There is no guarantee that such a closing transaction can be effected. A Fund's ability to establish and close out positions on such options is dependent upon a liquid market.

             A Fund would engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended, for maintaining its qualification as a regulated investment company for federal income tax purposes.

             CURRENCY TRANSACTIONS. When the Funds need to convert assets denominated in one currency to a different currency, they normally conduct foreign currency exchange transactions on a spot or cash basis at the prevailing rate in the currency exchange market. In addition, a Fund may engage in the following strategic currency transactions: (1) entering into privately traded forward foreign currency exchange contracts, (2) purchasing and selling exchange traded currency futures contracts and options on futures and (3) purchasing and writing exchange traded and OTC options on currency. Forward contracts and futures contracts create an obligation (and corresponding right) to purchase or sell a specified currency at an agreed price at a future date. Options on currency futures give the purchaser the right to assume a position in the underlying futures contract. Call and put options on currency give the purchaser the right to purchase or sell a specified currency at a designated exercise price by exercising the option before it expires.

             A Fund will enter into currency contracts for non-speculative purposes. For example, the Fund may use currency contracts to "lock in" the U.S. dollar price of a security that a Fund has contracted to purchase or sell. In addition, a Fund may use contracts involving the sale of currency to hedge against a decline in the value of portfolio securities denominated in that currency if the Adviser determines that there is a pattern of correlation between the two currencies. All forward and futures contracts involving the purchase of currency and all options written by a Fund will be covered by maintaining cash or liquid assets in a segregated account.



             A Fund's success in using currency contracts will usually depend on the ability of the Fund's investment advisor, Pictet International Management Limited (the "Adviser") to forecast exchange rate movements correctly. If exchange rates move in an unexpected direction, a Fund may not achieve the intended benefits of, or may realize losses on, a currency contract.



             OPTIONS ON SECURITIES, SECURITIES INDICES AND CURRENCIES. The Funds may purchase put and call options on securities in which they have invested, on foreign currencies represented in their portfolios and on any securities index based in whole or in part on securities in which the Funds may invest. The Funds also may enter into closing sales transactions in order to realize gains or minimize losses on options it has purchased.

             A Fund normally could purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.

             A Fund may purchase and sell options traded on U.S. and foreign exchanges. Although a Fund would generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

             Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi)
discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

             A Fund may write (I.E., sell) covered put and call options on securities, securities indices and currencies in which it may invest. A covered call option would involve a Fund's giving another party, in return for a premium, the right to buy specified securities owned by a Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against the price decline of the underlying security. However, by writing a covered call option, a Fund would give up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security. In addition, a Fund's ability to sell the underlying security would be limited while the option was in effect unless a Fund effected a closing purchase transaction.

             A Fund also may write covered put options that give the holder of the option the right to sell the underlying security to a Fund at the stated exercise price. A Fund would receive a premium for writing a put option but would be obligated for as long as the option was outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to "cover" put options it has written, a Fund would segregate liquid assets with at least the value of the exercise price of the put options. Except for the Water Fund, a Fund would not write put options if the aggregate value of the obligations underlying the put options exceeds 25% of a Fund's total assets.

             There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of a Fund's orders.

             CORRELATION RISK. While transactions in forward contracts, options, futures contracts and options on futures (I.E., "hedging positions") may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the Funds may benefit from the use of hedging positions, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any hedging positions. If the correlation between a hedging position and portfolio position which is intended to be protected is imperfect, the desired protection may not be obtained, and a Fund may be exposed to risk of financial loss.

             Perfect correlation between a Fund's hedging positions and portfolio positions may be difficult to achieve because hedging instruments in many foreign countries are not yet available. In addition, it is not possible to hedge fully against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.



             TEMPORARY INVESTMENTS. For temporary defensive purposes when market conditions warrant, each Fund may depart from its stated goals and policies and invest up to 100% of its total assets in the following: (1) high-quality (that is, rated Prime-1 by Moody's or A-1 or better by S&P or, if unrated, of comparable quality (as determined by the Adviser), money market securities, denominated in U.S. dollars or in the currency of any foreign country, issued by entities organized in the U.S. or any foreign country; (2) short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S. Government or the governments of foreign countries, their agencies or instrumentalities; (3) finance company and corporate commercial paper, and other short-term corporate obligations; obligations of banks (including certificates of deposit, time deposits and bankers' acceptances); and (4) repurchase agreements with banks and broker-dealers with respect to such securities.



             REPURCHASE   AGREEMENTS.   Each  Fund  may  enter  into  repurchase
agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by its Adviser. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security at a future date to the seller (a qualified bank or securities dealer) at an agreed upon price plus an agreed upon market rate of interest (itself unrelated to the coupon rate or date of maturity of the purchased security). A Fund generally would enter into repurchase transactions to invest cash reserves and for temporary defensive purposes. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

             The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, but the Adviser currently expects that repurchase agreements will mature in less than 13 months. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than 101% of the repurchase price including accrued interest. A Fund's administrator and the Adviser will mark to market daily the value of the securities purchased, and the Adviser will, if necessary, require the seller to deposit additional securities to ensure that the value is in compliance with the 101% requirement stated above. The Adviser will consider the creditworthiness of a seller in determining whether a Fund should enter into a repurchase agreement, and a Fund will enter into repurchase agreements only with banks and dealers which are determined to present minimal credit risk by the Adviser.

             In effect, by entering into a repurchase agreement, a Fund is lending its funds to the seller at the agreed upon interest rate and receiving securities as collateral for the loan. Such agreements can be entered into for periods of one day (overnight repo) or for a fixed term (term repo). Repurchase agreements are a common way to earn interest income on short-term funds.

             The use of repurchase agreements involves certain risks. For example, if the seller of a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of them. Default by the seller also would expose a Fund to possible loss because of delays in connection with the disposition of the underlying obligations. If the seller of an agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of a Fund and therefore subject to sale by the trustee in bankruptcy. Further, it is possible that a Fund may not be able to substantiate its interest in the underlying securities.

             Repurchase agreements that do not provide for payment to a Fund within seven days after notice without taking a reduced price are considered illiquid securities.

             REVERSE REPURCHASE AGREEMENTS. The Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, a Fund is borrowing funds temporarily at an agreed upon interest rate from the purchaser of the security, and the sale of the security represents collateral for the loan. a Fund retains record ownership of the security and the right to receive interest and principal payments on the security. At an agreed upon future date, a Fund repurchases the security by remitting an amount equal to the proceeds previously received, plus interest. In certain types of agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. These agreements, which are treated as if reestablished each day, are expected to provide a Fund with a flexible borrowing tool. Reverse repurchase agreements are considered to be borrowings by a fund under the 1940 Act.

             The Adviser will consider the creditworthiness of the other party in determining whether a Fund will enter into a reverse repurchase agreement. Under normal circumstances, a Fund will not enter into reverse repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than 33-1/3% of the value of its total assets to be subject to such agreements.

             The use of reverse repurchase agreements involves certain risks. For example, the other party to the agreement may default on its obligation or become insolvent and unable to deliver the securities to a Fund at a time when the value of the securities has increased. Reverse repurchase agreements also involve the risk that a Fund may not be able to establish its right to receive the underlying securities.

             SMALL COMPANIES.  With respect to the International Small Companies
Fund: While small companies may present greater opportunities for capital appreciation, they may also involve greater risks than larger, more mature issuers. The securities of small market capitalization companies may be more sensitive to market changes than the securities of large companies. In addition, smaller companies may have limited product lines, markets or financial resources and they may be dependent on one-person management. Further, their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.



                               PURCHASE OF SHARES

             The purchase price of shares of a Fund is the net asset value next determined after receipt of the purchase order in proper order by the transfer agent. The Funds and their distributor reserve the right in their sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of a Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments from time to time.

             At a Fund's discretion, shares of a Fund also may be purchased by exchanging securities acceptable to a Fund. A Fund need not accept any security offered for exchange unless it is consistent with its investment objective and restrictions and is acceptable otherwise to the Fund. Securities accepted in exchange for shares will be valued in accordance with a Fund's usual valuation procedures. Investors interested in making an in-kind purchase of Fund shares must first telephone the Adviser to advise it of their intended action and obtain instructions for an in-kind purchase.

                              REDEMPTION OF SHARES

             The Funds may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange (the "Exchange") is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

             If a shareholder redeems shares of a Fund which have been held less than six months (including shares to be exchanged), the Fund will deduct from the proceeds a redemption charge of 1% of the amount of the redemption. This amount is retained by the Fund to offset its costs of purchasing and selling securities. Redemption proceeds may be greater or less than the shareholder's initial cost depending on the market value of the securities held by a Fund.

                               PORTFOLIO TURNOVER


             The portfolio turnover rate of each Fund will depend upon market and other conditions and it will not be a limiting factor when the Adviser believes that portfolio changes are appropriate.

             GLOBAL EMERGING MARKETS FUND: For the years ended December 31, 2002 and December 31, 2001, the portfolio turnover rates were 47% and 84%, respectively.

             INTERNATIONAL SMALL COMPANIES FUND: For the years ended December 31, 2002 and December 31, 2001, the portfolio turnover rates were 133% and 122%, respectively.

             INTERNATIONAL EQUITY FUND: For the year ended December 31, 2002 and December 31, 2001, the portfolio turnover rate was 131% and 80%.

             GLOBAL WATER FUND: For the year ended December 31, 2002 the portfolio turnover rate was 44%.

                             INVESTMENT LIMITATIONS

             Each Fund is subject to the restrictions listed below which are fundamental policies and may not be changed without the approval of the lesser of: (1) 67% of the voting securities of a Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a Fund.

             Pictet International Equity Fund will not:

             (1) enter  into  commodities  or  commodity  contracts,  other than financial and currency futures contracts, swaps and other financial or currency derivative contracts;

             (2) purchase or sell real  estate  (including  real estate  limited partnership interests), although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

             (3) make  loans  except  (i) by  purchasing  bonds,  debentures  or similar obligations (including repurchase agreements and money market instruments, such as bankers acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed, (ii) by entering into repurchase agreements and (iii) through the lending of its portfolio securities;

             (4) purchase  on margin or sell short  except as  permitted  by the
                 1940 Act;

             (5) with  respect  to 75% of  its  total  assets,  at the  time  of purchase invest more than 5% of total assets or purchase more than 10% of the outstanding voting securities of the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities);

             (6) borrow  money,  except  that  each Fund may  borrow  money as a temporary measure for extraordinary or emergency purposes and may enter into reverse repurchase agreements in an amount not exceeding 331/3% of its total assets at the time of the borrowing;

             (7) underwrite  the  securities  of other  issuers,  except  to the
                 extent  that  the  purchase  and   subsequent   disposition  of
                 securities may be deemed underwriting;

             (8) acquire any securities of companies  within one industry if, as a result of such acquisition, 25% or more of the value of a Fund's total assets would be invested in securities of companies within such industry; other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities;

             (9) issue senior securities,  except that the Trust or the Fund may issue shares of more than one series or class, may borrow money in accordance with investment limitation (6) above and may enter into reverse repurchase agreements.


             Pictet Global Emerging Markets Fund and Pictet International Small Companies Fund will not:

             (1) enter  into  commodities  or  commodity  contracts,  other than forward contracts;

             (2) purchase or sell real estate (including real estate limited partnership interests), although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

             (3) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements and money market instruments, including bankers acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed and (ii) by entering into repurchase agreements,

             (4) purchase on margin or sell short except as specified above in investment limitation (1);

             (5) with respect to 75% of total assets, invest more than 5% of total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities);

             (6) issue senior securities, except that the Trust or each Fund may issue shares of more than one series or class, may borrow money in accordance with investment limitation (8) below, purchase securities on a when-issued, delayed settlement or forward delivery basis and enter into reverse repurchase agreements;

             (7) borrow money, except that each Fund may borrow money as a temporary measure for extraordinary or emergency purposes and may enter into reverse repurchase agreements in an amount not exceeding 33-1/3% of its total assets at the time of the borrowing, provided, however, that a Fund will not make additional investments while borrowings representing more than 5% of the Fund's total assets are outstanding;

             (8)  underwrite  the  securities  of other  issuers,  except to the
                  extent  that  the  purchase  and  subsequent   disposition  of
                  securities may be deemed underwriting;

             (9) invest for the purpose of exercising control over management of any company; and

             (10) acquire any securities of companies within one industry if, as a result of such acquisition 25% or more of the value of a Fund's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities.

             Pictet Global Water Fund will not:

             (1) enter into commodities or commodity contracts, other than financial futures, option, forward, swap and similar contracts and derivative instruments;

             (2) purchase or sell real estate (including real estate limited partnership interests), although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

             (3) make loans except (i) by purchasing bonds, debentures or similar obligations (including money market instruments, such as bankers acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed,
                  (ii) by entering into repurchase agreements, and (iii) lending portfolio securities;

             (4) purchase on margin or sell short except as specified above in investment limitation (1);

             (5) issue senior securities, except that the Trust or the Fund may issue shares of more than one series or class, may borrow money in accordance with investment limitation (6) below, purchase securities on a when-issued, delayed settlement or forward delivery basis and enter into reverse repurchase agreements;

             (6) borrow money, except that the Fund may borrow money and may enter into reverse repurchase agreements in an amount not exceeding 33-1/3% of its total assets at the time of the borrowing. As a matter of nonfundamental policy, the Fund will not purchase additional investments while outstanding borrowings exceed 5% of the Fund's total assets;

             (7)  underwrite  the  securities  of other  issuers,  except to the
                  extent  that  the  purchase  and  subsequent   disposition  of
                  securities may be deemed underwriting; and

             (8) acquire any securities of companies within one industry if, as a result of such acquisition 25% or more of the value of the Fund's total assets would be invested in securities of companies within such industry; provided, however, that the Fund will invest at least 25% of its total assets in the securities of issuers in the water-related group of industries and that there is no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities.

             In addition, as non-fundamental policies, each Fund will not (a) invest more than 15% of its net assets, at the time of purchase, in illiquid securities, including repurchase agreements which have maturities of more than seven days; for Pictet International Equity Fund, a Fund will not make additional investments while borrowings representing more than 5% of the Fund's total assets are outstanding or (b) will not invest for the purpose of exercising control over management of any company.

             If a percentage restriction is adhered to at the time an investment is made, a later increase in percentage resulting from a change in value of assets will not constitute a violation of such restriction, except that any borrowings by a Fund that exceed the limitation set forth in investment limitation 6 above, with respect to the Pictet Global Water Fund, and investment limitation 8 above, with respect to the Pictet International Equity Fund, Pictet Global Emerging Markets and Pictet International Small Companies Fund, must be reduced to meet such limitation within the period required by the 1940 Act (currently three days, not including Sundays and holidays).

                             MANAGEMENT OF THE FUNDS

BOARD MEMBERS AND OFFICERS. The business and affairs of the Trust are managed under the direction of its Board. The Trust's officers, under the supervision of the Board, manage the day to day operations of the Trust. The Board Members set broad policies for the Trust and choose its officers. The following is a list of the Board Members and officers of the Trust and a brief statement of their principal occupations during the past five years.


----------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                                                  PORTFOLIOS IN
                                                                                       FUND
                                     TERM OF OFFICE                                  COMPLEX           OTHER TRUSTEESHIPS/
NAME, (DOB), ADDRESS AND             AND LENGTH OF     PRINCIPAL OCCUPATION(S)       OVERSEEN             DIRECTORSHIPS
POSITION(S) WITH TRUST               TIME SERVED 1       DURING PAST 5 YEARS        BY TRUSTEE           HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
                                              DISINTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
Bruce W. Schnitzer  (05-05-44)       Since 1995    Chairman of the Board                 4             Director, Nestor, Inc.
Wand Partners, Inc.                                of Wand Partners, Inc.                              (public software company)
630 Fifth Avenue, Suite 2435                       (private equity firm)
New York, NY  10111                                since 1988.
Trustee

---------------------------------------------------------------------------------------------------------------------------
Edward L. Hoyt (02-17-36)            Since 2000    Chairman/President,                   4             None
1115 Fifth Avenue                                  The Museum of the
New York, NY  10128                                Hudson Highlands
Trustee                                            (non-profit museum)
                                                   since 1996; and
                                                   Chairman of Econergy
                                                   International
                                                   Corporation (private
                                                   consulting company
                                                   specializing in
                                                   renewable energy
                                                   projects) from 1997-1999.

---------------------------------------------------------------------------------------------------------------------------
David J. Callard (07-14-38)          Since 1995    President, Wand                       4             None
Wand Partners, Inc.                                Partners, Inc.
630 Fifth Avenue, Suite 2435                       (private equity firm)
New York, NY  10111                                since 1991.
Trustee

---------------------------------------------------------------------------------------------------------------------------
                                               INTERESTED TRUSTEES 2
---------------------------------------------------------------------------------------------------------------------------
Jean G. Pilloud (04-21-44)           Since 1995    CEO of Pictet Funds                   4             None
Pictet & Cie                                       (private company
29, Boulevard Georges-Favon                        specializing in fund
1204 Geneva                                        distribution) since
Switzerland                                        2001; Senior Manager
Trustee and President                              of Pictet & Cie
                                                   (private bank),
                                                   1990-2000.


---------------------------------------------------------------------------------------------------------------------------

Remy Best (09-28-67)                 Since 2003    Partner of Pictet &                   4             None
Pictet & Cie                                       Cie (private bank)
29, Boulevard Georges-Favon                        since 2003; Director
1204 Geneva                                        of Pictet Funds SA,
Switzerland                                        Geneva, July 2002 -
Trustee                                            December 2002;
                                                   Managing Director of
                                                   Pictet  &  Cie  (Europe)  SA,
                                                   Luxembourg,  1998-2002;  Head
                                                   of  Strategic  &  Operational
                                                   Projects,   Pictet   &   Cie,
                                                   Geneva, 1997-1998.

---------------------------------------------------------------------------------------------------------------------------
                                          OFFICER(S) WHO ARE NOT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
Paul Martin  (06-19-61)              Since 2002    Director (since 2001)               N/A          N/A
Pictet International Management                    and Chief Compliance
Limited                                            Officer (since 1993)
25 Old Broad Street                                at Pictet
London                                             International
EC2N 1HQ                                           Management Limited
United Kingdom                                     (asset management
Treasurer; Principal Financial and                 company).
Accounting Officer

---------------------------------------------------------------------------------------------------------------------------
Lisa King (01-27-68)                  Since 2002   Vice President and                  N/A          N/A
PFPC Inc.                                          Counsel, PFPC Inc. (a
400 Bellevue Parkway                               financial services
Wilmington, DE  19809                              company) since 2000.
Secretary                                          Associate, Stradley,
                                                   Ronon, Stevens &
                                                   Young, LLC, 1996-2000.
---------------------------------------------------------------------------------------------------------------------------

1 Each Trustee and officer serves for an indefinite term, until his/her successor is elected.


2 Messrs. Pilloud and Best are interested by virtue of their association with certain affiliates of the "Adviser").

COMMITTEES. In addition, the Trustees established an Audit Committee consisting of three members. The Audit Committee members are Messrs. Callard, Hoyt and Schnizter. The Audit Committee met two times during 2002.

             The Trustees have also established a Pricing Committee consisting of three members. The Pricing Committee members are Messrs. Callard, Hoyt and Best. The Pricing Committee met nine times during 2002.

             The  Trustees  have  also   established   a  Nominating   Committee
consisting of three members. The Pricing Committee members are Messrs. Callard, Schnitzer and Hoyt. The Nominating Committee did not meet during 2002.

SECURITY AND OTHER INTERESTS. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee of the Trust as of December 31, 2002.


---------------------------------------------------------------------------------------------------------------------------
                                                                                         AGGREGATE DOLLAR RANGE OF
                                                                                         EQUITY SECURITIES IN ALL
                                                                                           REGISTERED INVESTMENT
                                                                                            COMPANIES OVERSEEN
                                                          DOLLAR RANGE OF EQUITY        BY TRUSTEE IN FAMILY OF
     NAME OF TRUSTEE                FUND                   SECURITIES IN A FUND         INVESTMENT COMPANIES

---------------------------------------------------------------------------------------------------------------------------

David J. Callard            Global Emerging Markets          $50,001-$100,000               over $100,000
                            International Small Companies    $50,001-$100,000
                            International Equity             $10,001-$50,000
                            Global Water                     $10,001-$50,000

---------------------------------------------------------------------------------------------------------------------------
Edward L. Hoyt              N/A
---------------------------------------------------------------------------------------------------------------------------
Jean G. Pilloud             N/A
---------------------------------------------------------------------------------------------------------------------------

Bruce W. Schnitzer          N/A

---------------------------------------------------------------------------------------------------------------------------


             With respect to the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act (the "Disinterested Trustees"), as of December 31, 2002, neither they nor any member of their immediate family members owned, beneficially or of record, any securities in the Adviser or the Distributor of the Trust, or any securities in an entity (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or Distributor of the Trust.

                          REMUNERATION OF BOARD MEMBERS


             The Trust pays each Board member (except those employed by the Adviser or its affiliates) an annual fee of $5,000 plus $500 for each Board or Committee meeting attended and out-of-pocket expenses incurred in attending such meetings. The following table sets forth the compensation paid to the Trustees for the Trust for the fiscal year ended December 31, 2002. Compensation is not paid to any officers of the Trust by the Fund. Further, the Trust does not provide any pension or retirement benefits to its Trustees and officers.



---------------------------------------------------------------------------------------------------------------------------
NAME OF PERSON                  AGGREGATE COMPENSATION                   TOTAL COMPENSATION FROM
AND POSITION                          FROM TRUST                         TRUST AND FUND COMPLEX
---------------------------------------------------------------------------------------------------------------------------
David J. Callard
Trustee, Member of Audit and
Pricing Committees             $10,500                                     $10,500
---------------------------------------------------------------------------------------------------------------------------
Jean-Francois Demole*
Trustee, Member of Pricing
Committee                      $0                                          $0
---------------------------------------------------------------------------------------------------------------------------
Edward L. Hoyt
Trustee, Member of Audit and
Pricing Committees             $9,000                                      $9,000
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Jean G. Pilloud
Trustee                        $0                                          $0
---------------------------------------------------------------------------------------------------------------------------
Bruce W. Schnitzer
Trustee, Member of Audit
Committee                      $8,000                                      $8,000
---------------------------------------------------------------------------------------------------------------------------

* Mr. Demole resigned as Trustee effective March 28, 2003.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

GLOBAL EMERGING MARKETS FUND:


             As of April 1, 2003, the following entities owned 5% or more of the outstanding shares of the Institutional Class of the Fund:

                                                         SHARES HELD            % OF SHARES
                                                         -----------            -----------
             The Salvation Army Eastern Territory       2,352,293.261              24.15%
             440 West Nyack Road
             West Nyack, NY  10994

             The Salvation Army Southern Territory      2,290,661.970              23.52%
             1424 Northeast Expressway
             Atlanta, GA  30329

             The Salvation Army Central Territory       1,809,477.008              18.57%
             10 West Algonquin Road
             Des Plaines, IL  60016

             Wachovia Bank NA CUST                      713,105.708                7.32%
             Robins Foundation
             301 North Church Street
             Winston-Salem, NC 27150

             Fox & Co.                                  623,396.506                6.40%
             c/o
             Reconciliations and Analysis Dept.
             525 Washington Blvd.
             Jersey City, NJ  07310

             As of April 1, 2003, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Fund.


INTERNATIONAL SMALL COMPANIES FUND:


             As of April 1, 2003, the following entity owned 5% or more of the outstanding shares of the Institutional Class of the Fund:

                                                         SHARES HELD            % OF SHARES
                                                         -----------            -----------
             The Salvation Army                         929,882.149                26.87%
             Eastern Territory
             440 West  Nyack,  NY
             10994-1739


             Charles Schwab & Co., Inc.                 877,635.727                25.36%
             Omnibus Spec.  Cust.
             Acct. FBO Cust. 101 Montgomery Street
             San  Francisco, CA
             94104

             The Salvation Army                         743,788.937                21.50%
             Central  Territorial Headquarters
             10 West Algonquin Road
             Des Plaines, IL
             60016-6006

             National Investor Services                 215,947,437                6.24%
             55 Water Street,
             32nd Floor
             New York, NY  10041

             Hendrix College                            183,077.017                5.30%
             1600 Washington Avenue
             Conway, AR  72032

             As of April 1, 2003, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Institutional Class of the Fund.

             As of April 1, 2003, the following entity owned 5% or more of the outstanding shares of the Retail Class of the Fund:

                                                         SHARES HELD            % OF SHARES
                                                         -----------            -----------
             Charles Schwab & Co., Inc.                 46,199.482                 65.72%
             Omnibus Spec.  Cust.
             Acct. FBO Cust.
             101 Montgomery Street
             San Francisco, CA 94104

             National Investor Services                 4,115.837                  5.85%
             55 Water Street,
             32nd Floor
             New York, NY  10041

             NFSC FEBO                                  4,025.710                  5.72
             Daniela A. Ballard
             49 Missouri Street
             San Francisco, CA 94107


INTERNATIONAL EQUITY FUND:


             As of April 1, 2003, the following entities owned 5% or more of the outstanding shares of the Fund:



                                                         SHARES HELD            % OF SHARES
                                                         -----------            -----------
             Fox & Co.                                  1.049,977.554              99.43%
             c/o Reconciliations
             and Analysis Dept.
             525 Washington Blvd.
             Jersey City, NJ  07310

         As of April 1, 2003, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Fund.

GLOBAL WATER FUND:


             As of April 1, 2003, the following entities owned 5% or more of the outstanding shares of the Institutional Class of the Fund:



                                                         SHARES HELD            % OF SHARES
                                                         -----------            -----------
             Charles Schwab & Co., Inc.                 324,445.485                67.74%
             Omnibus Spec.  Cust.
             Acct. FBO Cust.
             101 Montgomery Street
             San  Francisco, CA 94104

             Fox & Co.                                  50,458.704                 10.54%
             P.O. Box 976
             New York, NY  10268

             National Investor Services                 32,964.846                 6.88%
             55 Water Street,
             32nd Floor
             New York, NY  10041

         As of April 1, 2003, the following entities owned 5% or more of the outstanding shares of the Retail Class of the Fund:




                                                         SHARES HELD            % OF SHARES
                                                         -----------            -----------
             Fox & Co.                                  51,527.513                 23.95%
             P.O. Box 976
             New York,
             NY  10268

             Charles Schwab & Co., Inc.                 45,504.807                 21.15%
             Omnibus Spec. Cust.
             Acct. FBO Cust.
             101 Montgomery Street
             San Francisco, CA 94104

             Stanford W. Freedman and                   12,749,420                 5.93%
             Shari L Fernandez
             7475 NW 63rd Street
             Miami, FL  33166

             National Investor Services                 11,302.205                 5.25%
             55 Water Street,
             32nd Floor
             New York, NY  10041

             As of April 1, 2003, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Fund.

                                 CODE OF ETHICS

             The Board of Trustees has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Trust's Code of Ethics permits Trust personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements (with certain exceptions). In addition, the Trust's Code of Ethics provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by a Fund in the same security. The Trust's Code of Ethics also prohibits short term trading profits. The Code requires prior approval with respect to purchases of securities in private placements and personal investment in initial public offerings.

             The Adviser, Pictet International Management Limited, has also adopted a Code of Ethics which has been approved by the Trust's Board of Trustees. The Code of Ethics allows personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements and other restrictions including "blackout periods" and minimum holding periods, subject to limited exceptions. The Code requires prior approval for purchases of securities in private placements and personal investment in initial public offerings.

                     INVESTMENT ADVISORY AND OTHER SERVICES


             The Trust, on behalf of each Fund, has entered into an investment advisory agreement (the "Agreement") with the Adviser. Subject to the control and supervision of the Trust's Board and in conformance with the stated investment objective and policies of the Funds, the Adviser manages the investment and reinvestment of the assets of the Funds. The Adviser's advisory and portfolio transaction services also include making investment decisions for the Funds, placing purchase and sale orders for portfolio transactions and employing professional portfolio managers and security analysts who provide research services to the Funds.

             The Adviser, located at Tower 42, Level 37, 25 Old Broad Street, London, EC2N 1HQ, United Kingdom, is a wholly owned subsidiary of Pictet (Canada) L.P. ("Pictet Canada"). Pictet Canada is a partnership whose principal activity is investment accounting, custody and securities brokerage. Pictet Canada has two general partners, Pictet Advisory Services Overseas and FINGEST, and nine limited partners, each of whom is also a partner of Pictet & Cie, a Swiss private bank founded in 1805.


             The Agreement was most recently reapproved by the Board of Trustees, and also by a majority of the Disinterested Trustees, on behalf on each Fund, at a meeting called for that purpose on September 19, 2002. In reapproving the Agreement, the Disinterested Trustees determined that the terms of the Agreement are fair and reasonable with respect to each Fund and approved the Agreement on behalf of each Fund as being in the best interests of the applicable Fund.

             In making such determinations, the Disinterested Trustees met independently from the interested Trustees of the applicable fund and any officers of the Adviser or its affiliates. The Disinterested Trustees also relied upon the assistance of counsel to the Funds.

             In evaluating the investment advisory agreements, the Disinterested Trustees reviewed and considered the materials furnished by the Adviser, including information regarding the Adviser, its affiliates and personnel, operations and financial condition. The Disinterested Trustees discussed with representatives of the Adviser (including each Fund's portfolio manager) the operations of the funds and the capabilities of the Adviser to provide advisory and other services to each fund Among other information, the Disinterested Trustees reviewed and considered information with respect to each Fund regarding:

o    the investment performance of the Fund;

o the fee charged by the Adviser for investment advisory services, as well as any other compensation received by the Adviser and its affiliates;

o    the projected total operating expenses of the Fund;

o    the investment performance, fees and total expenses of investment companies
     with  similar   objectives  and  strategies  managed  by  other  investment advisers;

o the experience of the investment advisory and other personnel providing services to the fund and the historical quality of the services provided by the Adviser; and

o the Adviser's profitability with respect to its relationship to the fund and the methodology in allocating expenses to the management of the funds, and compared such profitability with available industry profitability data.


GLOBAL EMERGING MARKETS FUND


             As noted in the Prospectus, the Adviser is entitled to receive a fee from the Fund for its services, calculated daily and payable monthly, at the annual rate of 1.25% of the Fund's average daily net assets. Currently, the Adviser voluntarily has agreed to waive its fees and reimburse expenses to the extent necessary to assure that the net operating expenses of the Fund will not exceed 1.70% of the Fund's average daily net assets for the Institutional Class and 1.95% for the Retail Class. For the fiscal years ended December 31, 2002, 2001 and 2000, the Fund incurred $904,107, $1,061,333, and $1,961,292, respectively, in fees for advisory services. For these periods, the Adviser waived fees and reimbursed expenses in the amounts as follows:

                                                             Year           Year           Year
                                                            Ended           Ended          Ended
                                                           December       December       December
                                                           31, 2002       31, 2001       31, 2000
                                                           --------       --------       --------
             Fees waived                                   $441,396       $439,694       $370,678
             Expenses reimbursed                              $0             $0           $ 7,763


INTERNATIONAL SMALL COMPANIES FUND


         As noted in the Prospectus, the Adviser is entitled to receive a fee from the Fund for its services calculated daily and payable monthly at the annual rate of 1.00% of the Fund's average daily net assets. Currently, the Adviser voluntarily has agreed to waive its fees and reimburse expenses to the extent necessary to assure that the net operating expenses of the Fund will not exceed 1.20% of the Fund's average daily net assets for the Institutional Class and 1.45% for the Retail Class. For the fiscal years ended December 31, 2002, 2001 and 2000, the Fund incurred $227,707, $239,050, and $117,991, respectively, in fees for advisory services. For these periods, the Adviser waived fees and reimbursed expenses in the amounts as follows:

                                                             Year           Year           Year
                                                            Ended           Ended          Ended
                                                           December       December       December
                                                           31, 2002       31, 2001       31, 2000
                                                           --------       --------       --------
          Fees Waived                                      $227,707       $239,050       $117,991
          Expenses Reimbursed                              $84,903         $18,261        $55,039


INTERNATIONAL EQUITY FUND


             As noted in the Prospectus, the Adviser is entitled to receive a fee from the Fund for its services, calculated daily and payable monthly, at the annual rate of 0.75% of the Fund's average daily net assets. Currently, the Adviser voluntarily has agreed to waive its fees and to reimburse expenses to the extent necessary to assure that the net operating expenses of the Fund will not exceed 1.00% of the Fund's average daily net assets for the Institutional Class and 1.25% for the Retail Class. For the Institutional Class for the fiscal years ended December 31, 2002 and 2001 and the period August 15, 2000 (commencement of operations) through December 31, 2000, the Fund incurred $50,885, $58,250 and $25,871, respectively in fees for advisory services. For these periods, the Adviser waived fees and reimbursed expenses in the amounts as follows:

                                                            Year            Year         August 15,
                                                            Ended           Ended      2000 through
                                                           December       December       December
                                                           31, 2002       31, 2001       31, 2000
                                                           --------       --------       --------
           Fees waived                                    $50,885          $58,250       $25,871
           Expenses reimbursed                            $129,394         $128,869      $38,516


GLOBAL WATER FUND


             As noted in the Prospectus, the Adviser is entitled to receive a fee from the Fund for its services, calculated daily and payable monthly, at the annual rate of 1.00% of the Fund's average daily net assets. Currently, the Adviser voluntarily has agreed to waive its fees and to reimburse expenses to the extent necessary to assure that the net operating expenses of the Fund will not exceed 1.30% of the Fund's average daily net assets for the Institutional Class and 1.55% for the Retail Class. For the Institutional Class for the fiscal year ended December 31, 2002, the Fund incurred $36,431 in fees for advisory services. For these periods, the Adviser waived fees and reimbursed expenses in the amount as follows:

                                      Year
                                      Ended
                                    December
                                    31, 2002
                                    --------
           Fees waived              $36,431
           Expenses reimbursed      $137,568


           The Global Water Fund commenced operations on December 31, 2001.

ADMINISTRATIVE AND TRANSFER AGENT SERVICES


             PFPC Inc. ("PFPC") serves as the Trust's administrator, accounting agent and transfer agent, and in these capacities, supervises the Trust's day-to-day operations, other than management of the Funds' investments. PFPC is a majority-owned subsidiary of PNC Financial Services Group and is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

             Pursuant to an administration agreement, for the fiscal years ended December 31, 2002, 2001, and 2000, the Funds paid the following fees to PFPC and Investor Services Group for administration services rendered:




-----------------------------------------------------------------------------------------------------------------
                                             YEAR ENDED                YEAR ENDED                YEAR ENDED
                FUND                     DECEMBER 31, 2002          DECEMBER 31, 2001         DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------------
Global Emerging Markets                       $278,784                  $256,060                  $226,770
-----------------------------------------------------------------------------------------------------------------
International Small Companies                  $94,585                   $70,175                  $ 21,443
-----------------------------------------------------------------------------------------------------------------
International Equity                           $26.244                   $21,388                 $ 7,276 (1)
-----------------------------------------------------------------------------------------------------------------
Global Water                                   $22,213                     N/A                       N/A
-----------------------------------------------------------------------------------------------------------------

(1) Commenced operations on August 15, 2000.


             DISTRIBUTOR.  PFPC Distributors,  Inc. ("PFPC  Distributors" or the
"Distributor") is the principal underwriter and distributor of shares of the Funds pursuant to a distribution agreement with the Trust. PFPC Distributors is located at 760 Moore Road, King of Prussia, Pennsylvania 19406. PFPC Distributors is a wholly owned subsidiary of PFPC, the administrator, accounting agent and transfer agent for the Trust.



             DISTRIBUTION PLAN


             The Trustees of the Trust adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act for the Retail Class shares of the Funds. The Trustees concluded that there is a reasonable likelihood that the Plan will benefit the Retail Class shares of the Funds and their shareholders. The Trust will pay to the Distributor, as principal distributor of the shares, a distribution and service fee at the rate of 0.25% per year of the average daily net assets of the Retail Class of each Fund. The fee shall be calculated and accrued daily and paid monthly or at such other intervals as the Board of Trustees shall determine. Each such payment is subject to periodic Board approval and is based on the average daily value of the net assets of the Retail Class shares during the preceding month and is calculated at an annual rate not to exceed 0.25%. The Distributor will use amounts received under the Plan to furnish, or cause or encourage others to furnish, services and incentives in connection with the promotion, offering and sale of the Fund's Retail Class shares, and where suitable and appropriate, the retention of the Fund's Retail Class shares by the Fund's shareholders, and in connection therewith may be spent by the Distributor, in its discretion, on, among other things, compensation to and expenses (including overhead and telephone expenses) of account executives or other employees of the Distributor or of other broker-dealers who engage in or support the distribution of the Fund's Retail Class shares; printing of prospectuses and reports for other than existing shareholders; advertising; preparation, printing and distribution of sales literature; and allowances to other broker-dealers.

         The Plan provides for the Distributor to prepare and submit to the Board of Trustees for their approval on a quarterly basis written reports of all amounts expended pursuant to the Plan and the purpose for which such expenditures were made. The Plan provides that it may not be amended to increase materially the costs which each Fund may bear pursuant to the Plan without approval by such Fund's Retail Class shareholders and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who neither are "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plan or in any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust has been committed to the discretion of the Disinterested Trustees. The Plan has been approved, and is subject to annual approval, by the Board of Trustees and by the Trustees who neither are "interested persons" nor have any direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Plan is terminable with respect to a Fund at any time by a vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or by vote of the holders of a majority of shares of a Fund.

             The Plan provides that the  Distributor  will be  compensated  on a monthly basis for expenses incurred in connection with the distribution of Fund shares. During the fiscal year ended December 31, 2002, distribution expenses for Global Emerging Markets Fund, International Small Companies Fund, International Equity Fund and Global Water Fund were compensated as follows:

                                 GLOBAL          INTERNATIONAL SMALL   INTERNATIONAL EQUITY          GLOBAL
EXPENSE ITEM              EMERGING MARKETS FUND    COMPANIES FUND              FUND                  WATER
                                                                                                      FUND
Printing                           $0                     $0                    $0                     $0
Underwriter
Compensation                       $0                     $0                    $0                     $0
Compensation to Broker
Dealers                            $0                    $37                    $0                    $462
Marketing and
Advertising                        $0                     $0                    $0                     $0
Other                              $0                     $0                    $0                     $0
TOTAL 12B-1 EXPENSES
                                   $0                    $37                    $0                    $462



             CUSTODIAN. Brown Brothers Harriman & Co., located at 40 Water Street, Boston, Massachusetts 02109, serves as the custodian of the Trust's assets.

             INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, located at Two Commerce Square 2001 Market Street, Suite 1700, Philadelphia, Pennsylvania, serves as independent accountants for the Trust and audits the Funds' financial statements annually and reviews the Funds' federal tax returns.

             COUNSEL. Hale and Dorr LLP, located at 60 State Street, Boston, Massachusetts, serves as counsel to the Trust.

                             PORTFOLIO TRANSACTIONS



             The investment advisory agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Funds and directs the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Funds. The Adviser may, consistent with the interests of the Funds, select brokers on the basis of the research, statistical and pricing services they provide to the Adviser. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the investment advisory agreement. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with Section 28(e) of the Securities Exchange Act of 1934, as amended, and that the Adviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to the Funds and the Adviser's other clients.

             Transactions  in  non-U.S.   equity   securities  are  executed  by
broker-dealers in non-U.S. countries and in which commission rates may not be negotiable.

             Any research received from broker-dealers as a result of transactions for a Fund may benefit such Fund and/or the accounts of funds managed by the Adviser. The receipt of such research has not reduced the Adviser's normal independent research activities; however, it enables the Adviser to avoid additional expenses which might otherwise be incurred if it were to attempt to develop comparable information through its own staff. In circumstances where two or more broker-dealers offer comparable prices and executions services, preference may be given to a broker-dealer that has sold shares of the Funds or other funds managed by the Adviser.

             Brokerage commissions paid by the Funds for the fiscal years ended December 31, 2002, 2001, and 2000 are listed in the table below.

------------------------------------------------------------------------------------------------------------------
                FUND                         YEAR ENDED               YEAR ENDED                YEAR ENDED
                                          DECEMBER 31, 2002        DECEMBER 31, 2001        DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------------
Global Emerging Markets                       $217,700                 $475,530                 $1,375,431
------------------------------------------------------------------------------------------------------------------
International Small Companies                 $165,329                 $163,480                  $135,024
------------------------------------------------------------------------------------------------------------------
International Equity                           $39,664                  $28,831                  $21,988
------------------------------------------------------------------------------------------------------------------
Global Water                                   $18,730                    N/A                      N/A
------------------------------------------------------------------------------------------------------------------

         During the year ended December 31, 2002, the Pictet Global Water Fund and the Pictet International Equity Fund paid brokerage commissions of $1,086 and $35, respectively, to Pictet Overseas, Inc., which is an affiliate of the Adviser.



             Some securities considered for investment by a Fund may also be appropriate for other clients of the Adviser. If the purchase or sale of securities is consistent with the investment policies of a Fund and one or more of these other clients served by the Adviser and is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser. While in some cases this practice could have a detrimental effect on the price, value or quantity of the security as far as a Fund is concerned, in other cases it is believed to be beneficial to the Fund.


                          INFORMATION CONCERNING TAXES

             GENERAL. The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

             The discussions of tax consequences in the Prospectuses and this Additional Statement are based on the Internal Revenue Code of 1986, as amended (the "Code") and the laws and regulations issued thereunder as in effect on the date of this Additional Statement. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

             Each Fund is treated as a separate taxable entity under the Code and has elected to be treated, has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the code. Qualification for the special tax treatment afforded to a regulated investment company under the Code requires, among other things, that each Fund distribute to its shareholders an amount equal to at least the sum of 90% of its "investment company taxable income" as that term is defined in the Code (which includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and 90% of its tax-exempt interest income (if any) net of certain deductions for a taxable year. In addition, each Fund must satisfy certain requirements with respect to the source of its income for each taxable year. At least 90% of the gross income of each Fund for a taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies (the "90% income test"). Under Treasury regulations that may be promulgated in the future foreign currency gains which are not related directly to a Fund's principal business of investing in stock or securities may be excluded from qualifying income under the 90% income test. Any income derived by a Fund from an investment in a partnership or trust is treated for this purpose as derived with respect to its business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by a Fund in the same manner as realized by the partnership or trust.

             In order to qualify as a regulated investment company, each Fund must also diversify its holdings so that, at the close of each quarter of its taxable year (i) at least 50% of the market value of its total (gross) assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of each Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.



             Provided that each Fund qualifies as a regulated investment company under all such provision of Subchapter M of the Code and makes all such required distributions, each Fund will not pay U.S. federal income tax on the income and capital gains that it distributes to shareholders. If for any taxable year a
Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of a Fund's current and accumulated earnings and profits and would be eligible for the dividends-received deduction for corporations.

             For U.S. federal income tax purposes, all dividends generally are taxable whether paid in cash or reinvested in additional shares of a Fund. In general, assuming that a Fund has sufficient earnings and profits, dividends from investment company taxable income are taxable income are taxable as ordinary income and dividends from net long-term capital gains in excess of net short-term capital loss ("net capital gain") that are designated as capital gain dividends are taxable without regard to the length of time the shareholder has held shares of each Fund. Distributions by a Fund in excess of the Fund's current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in it shares and any such amount in excess of that basis will be treated as a gain from the sale of shares, as discussed below. The U.S. federal income tax status of all distributions will be reported to shareholders annually.

             On January 7, President Bush proposed an economic growth plan which contains a provision that would exclude from income dividends paid by corporations to the extent paid out of previously taxed corporate income. There can be no assurance as to whether such a provision will be enacted into law or as to its effect upon shareholders is uncertain at this time.

             At the time of an investor's purchase of Fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in such Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions by the Fund with respect to these shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost from such shares and the distributions economically represent a return of a portion of the investment.

             If a Fund retains net capital gain for reinvestment, a Fund may elect to treat such amounts as having been distributed to shareholders. As a result, the shareholders would be subject to tax on undistributed net capital gain, would be able to claim their proportionate share of the federal income taxes paid by a Fund on such gain as a credit against their own federal income tax liabilities and would be entitled to an increase in their basis in their Fund shares.

             Redemptions and exchanges generally are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in Fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the treatment of any gains or losses recognized in such transactions. In general if Fund shares are sold, the shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder's adjusted basis in the shares. Such gain or loss generally will be treated as long-term capital gain or loss if the shares were held for more than one year and otherwise will be treated as short-term capital gain or loss. Shareholders should note that, upon the sale of Fund shares, if the shareholder has not held such shares for tax purposes for more than six months, any loss recognized on the sale of those shares will be treated as a long-term capital loss to the extent of the capital gain distributions received with respect to the shares. Losses on a redemption or other sale of shares may also be disallowed under wash sale rules if other shares of a Fund are acquired (including dividend and/or capital gain distribution reinvestments) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares. In such a case, the disallowed portion of any loss would be included in the U.S. federal tax basis of the shares acquired in the other investments.

             A 4% nondeductible excise tax is imposed under the Code on regulated investment companies that fail to currently distribute for each calendar year specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses) earned in specified periods. A Fund expects that it generally will make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income for each calendar year to avoid liability for this excise tax.

             FOREIGN TAXES. Income (including, in some cases, capital gains) received from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, a Fund will be eligible to elect to "pass-through" to its shareholders the amount of foreign income and other qualified foreign taxes paid by it subject to certain holding period requirements and other limitations. If this election is made, each taxable shareholder will be required to include in gross income (in addition to dividends and distributions actually received) his pro rata share of the qualified foreign taxes paid by a Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). If a Fund makes this election, each shareholder will be notified within 60 days after the close of the Fund's taxable year.


             Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income flows through to its shareholders. With respect to each Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency gains, including currency gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If a Fund is not eligible to or does not make the election to "pass through" to its shareholders its foreign taxes, the foreign taxes it pays will reduce investment company taxable income and the distributions by a Fund will be treated as United States source income.


             Each Fund may invest in the stock of foreign investment companies. Such companies are likely to be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operating as investment companies, also may satisfy the PFIC definition. A portion of the income and gains that a Fund derives from an equity investment in a PFIC may be subject to a non-deductible federal income tax (including an interest-equivalent amount) at the Fund level. In some cases, a Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income actually is distributed by the PFIC or by making an election (if available) to mark its PFIC investments to market or by otherwise managing its PFIC investments. A Fund will endeavor to limit its exposure to the PFIC tax by any available techniques or elections. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, a Fund may incur the PFIC tax in some instances.

             OTHER TAX MATTERS. Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include transactions in foreign currency denominated debt instruments, foreign currency denominated payables and receivables, foreign currencies and foreign currency forward contracts. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any other gain or loss on the underlying transaction (subject to certain netting rules) and, absent an election that may be available in some cases, generally is taxable as ordinary gain or loss. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a Fund which is not subject to the special currency rules (such as certain foreign equity investments) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts the Fund may make or enter into will be subject to the special currency rules described above. Mark to market and other tax rules applicable to certain currency forward contracts may affect the amount, timing and character of a Fund's income, gain or loss and hence of its distributions to shareholders. In addition, a Fund may be required to recognize gain if an option, futures contract, forward contract, short sale or other transaction that is not subject to the mark-to-market rules is treated as a "constructive sale" of an "appreciated financial position" held by the Fund under Section 1259 of the Code. Any net mark-to-market gains an/or gains from constructive sales may also have to be distributed to satisfy the distribution amounts referred to above even though the Fund may receive no corresponding cash amounts, possibly requiring the disposition of portfolio securities or borrowing to obtain the cash. Losses on certain options, futures or forward contracts and/or offsetting positions (portfolio securities or other positions with respect to which a Fund's risk of loss is substantially diminished by one or more options, futures or forward contracts) may also be deferred under the tax straddles rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable a Fund to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to options, futures, forward contracts and straddles may affect the amount, timing and character of a Fund's income and gains or losses and hence of its distributions to shareholders.

             Each Fund generally is required to recognize income currently each taxable year for federal income tax purposes under the Code's original issue discount rules in the amount of the unpaid, accrued interest with respect to bonds structured as zero coupon or deferred interest bonds or pay-in-kind securities, even though it receives no cash interest until the security's maturity or payment date. As discussed above, in order to qualify for treatment as a regulated investment company, each Fund must distribute substantially all of its income to shareholders. Thus, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or borrow cash, so that it may satisfy the distribution requirement.

         Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2002, the Funds elected to defer capital losses and currency losses occurring between November 1, 2002 and December 31, 2002 as follows:


----------------------------------------------------------------------------------------------------
                                                     CAPITAL LOSSES           CURRENCY LOSSES
----------------------------------------------------------------------------------------------------
Pictet Global Emerging Markets Fund                       $210,371                     $0
----------------------------------------------------------------------------------------------------
Pictet International Small Companies Fund                  $70,548                     $0
----------------------------------------------------------------------------------------------------
Pictet International Equity Fund                          $177,888                     $0
----------------------------------------------------------------------------------------------------
Pictet Global Water Fund                                  $104,310                     $0
----------------------------------------------------------------------------------------------------

             Such losses will be treated as arising on the first day of the year ending December 31, 2003.

             For U.S. federal income tax purposes, each Fund is permitted to carry forward a net capital loss for any year to offset its capital gains, if any, for up to eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in U.S. federal income tax liability to such Fund and are not expected to be distributed as such to shareholders. At December 31, 2002 the following Funds had available for Federal income tax purposes unused capital losses as follows:

-------------------------------------------------------------------------------------------------------
                                               EXPIRING IN 2006   EXPIRING IN 2007   EXPIRING IN 2008
-------------------------------------------------------------------------------------------------------
Pictet Global Emerging Markets Fund            $45,380,329              -----              -----
-------------------------------------------------------------------------------------------------------
Pictet International Small Companies Fund            -----              -----              -----
-------------------------------------------------------------------------------------------------------
Pictet International Equity Fund                     -----              -----             $90,802
-------------------------------------------------------------------------------------------------------
Global Water                                         -----              -----              ------
-------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                              EXPIRING IN 2009     EXPIRING IN 2010
-----------------------------------------------------------------------------------
Pictet Global Emerging Markets Fund             $18,252,183          $2,015,691
-----------------------------------------------------------------------------------
Pictet International Small Companies Fund        $7,916,015          $3,851,669
-----------------------------------------------------------------------------------
Pictet International Equity Fund                 $1,496,788          $1,462,150
-----------------------------------------------------------------------------------
Global Water                                       $240,052              ------
-----------------------------------------------------------------------------------


             Provided that it qualifies as a regulated investment company, a Fund will not be liable for Massachusetts income taxes or franchise taxes.

             Exchange control regulations that may restrict repatriation of investment income, capital, or the proceeds of securities sales by foreign investors may limit a Fund's ability to make sufficient distributions to satisfy the 90% and calendar year distribution requirements described above.

             Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.



             Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, in the event such dividends are paid during January of the following year. In addition, certain other distributions made after the close of a taxable year of a Fund may be "spilled back" and treated as paid by the Fund (except for the purposes of the 4% excise tax) during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made.

             Federal  law   requires   that  each  Fund   withhold  (as  "backup
withholding") 30% of reportable payments, including dividends, capital gain distributions and the proceeds of redemptions and exchanges or repurchases of Fund shares, paid to shareholder who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on IRS Forms W-9 or authorized substitutes that the social security number or other taxpayer identification number that they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. Each Fund may nevertheless be required to backup withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income. The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law who hold their shares as capital assets. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares also may be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, a Fund in their particular circumstances.

             Non-U.S. investors not engaged in a U.S. trade or business with which their investment in a Fund is effectively connected will be subject to U.S. federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from a Fund and, unless an effective IRS Form W-8 or authorized substitute is on file, to 30% backup withholding on certain other payments from a Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in a Fund.

                            PERFORMANCE CALCULATIONS

Each Fund may advertise its average annual total return for a class of shares. A Fund computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                              T = [( ERV )1/n - 1]
                                     ---
                                      P

                      Where:  T = average annual total return.

                            ERV = ending redeemable value at the end
                                  of  the   period   covered   by  the
                                  computation of a hypothetical $1,000
                                  payment made at the beginning of the
                                  period.

                              P = hypothetical initial payment of $1,000.

                              n = period covered by the computation, expressed
                                  in terms of years.

             The Fund computes its aggregate total return for a class of shares by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                T = [( ERV ) - 1]
                                       ---
                                        P

             The calculations of average annual total return and aggregate total return for a class of shares assume the reinvestment of all dividends and capital gain distributions. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. A Fund's average annual total return and aggregate total return for a class of shares do not reflect any fees charged by Institutions to their clients.

             Average annual total return (before taxes) for a specified period of time is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming redemption at the end of the period. This calculation assumes a complete redemption of the investment. It also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

         Each Fund that advertises an "average annual total return - after taxes on distributions" for a class of shares computes such return by determining the average annual compounded rate of return after taxes on distributions during specified periods that equates the initial amount invested to the ending value after taxes on distributions but not after taxes on redemption according to the following formula:

                                P (1 + T)n = ATVD

Where:

P = a hypothetical initial payment of $1,000, T = average annual total return (after taxes on distributions), and n = number of years.
ATV D = ending value of a hypothetical $1,000 payment after taxes on fund distributions but not after taxes on redemptions

             Average annual total return-after taxes on distributions for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g. ordinary income rate for ordinary income distributions, short term capital gain rate for short term capital gain distributions and long term capital gain rate for long term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the effect of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g. state and local taxes).

             Each Fund that advertises an "average annual total return-after taxes on distributions and redemption" for a class of shares computes such return by determining the average annual compounded rate of return after taxes on distributions and redemption during specific periods that equates the initial amount invested to the ending value after taxes on distributions and redemption according to the following formula:

                               P (1 + T)n = ATV DR

Where:

             P = a hypothetical initial payment of $1,000, T = average annual total return (after taxes on distributions and redemption),  and
             n = number of years.
             ATV DR = ending value of a hypothetical $1,000 payment after taxes on fund distributions and redemption

             Average annual total returns-after taxes on distributions and redemptions for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g. ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the effect of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g. state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g. short-term or long-term).

              Average Annual Total Returns/Aggregate Total Returns
                       For periods ended December 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                      AVERAGE ANNUAL TOTAL RETURNS (%)               AGGREGATE TOTAL RETURNS (%)
------------------------------------------------------------------------------------------------------------------------------------
                                                                     SINCE                                       SINCE
                                   1 YEAR     5 YEAR     10 YEAR   INCEPTION   1 YEAR     5 YEAR     10 YEAR   INCEPTION
                                   ------     ------     -------   ---------   ------     ------     -------   ---------
------------------------------------------------------------------------------------------------------------------------------------
                                  INSTITUTIONAL
                                      CLASS
------------------------------------------------------------------------------------------------------------------------------------
Global Emerging Markets
(Inception 10/4/95)                0.60%      (4.59)%      N/A      (4.36)%     0.60%    (20.93)%      N/A     (27.60)%
------------------------------------------------------------------------------------------------------------------------------------

International Small Companies
(Inception 2/7/96)                (11.87)%     5.85%       N/A       3.43%     11.87%     32.89%       N/A      26.18%
------------------------------------------------------------------------------------------------------------------------------------

International Equity
(Inception 8/15/00)               (16.61)%      N/A        N/A     (19.35)%   (16.61)%      N/A        N/A     (40.04)%
------------------------------------------------------------------------------------------------------------------------------------

Global Water
(Inception 12/31/01)              (19.97)%      N/A        N/A     (19.97)%   (19.97)%      N/A        N/A     (19.97)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                  RETAIL CLASS
------------------------------------------------------------------------------------------------------------------------------------
Global Water
(Inception 12/31/01)              (20.23)%      N/A        N/A     (20.23)%   (20.23)%      N/A        N/A     (20.23)%

------------------------------------------------------------------------------------------------------------------------------------


           Average Annual Total Returns - After Taxes on Distributions
                       For periods ended December 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                            AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS) (%)
------------------------------------------------------------------------------------------------------------------------------------
                                        1 YEAR                5 YEAR               10 YEAR           SINCE INCEPTION
                                        ------                ------               -------           ---------------
------------------------------------------------------------------------------------------------------------------------------------
                               INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------------------------------
Global Emerging Markets
(Inception 10/4/95)                     0.53%                (4.69)%                 N/A                 (4.58)%

------------------------------------------------------------------------------------------------------------------------------------
International Small Companies
(Inception 2/7/96)                     (12.07)%               2.14%                  N/A                  0.63%

------------------------------------------------------------------------------------------------------------------------------------
International Equity
(Inception 8/15/00)                    (16.92)%                N/A                   N/A                 (19.61)%

------------------------------------------------------------------------------------------------------------------------------------
Global Water
(Inception 12/31/01)                   (20.25)%                N/A                   N/A                 (20.25)%

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                  RETAIL CLASS
------------------------------------------------------------------------------------------------------------------------------------
Global Water
(Inception 12/31/01)                   (20.45)%                N/A                   N/A                 (20.45)%

------------------------------------------------------------------------------------------------------------------------------------


   Average Annual Total Returns - After Taxes on Distributions and Redemptions
                       For periods ended December 31, 2002



------------------------------------------------------------------------------------------------------------------------------------
                                    AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTIONS) (%)
------------------------------------------------------------------------------------------------------------------------------------
                                        1 YEAR                5 YEAR               10 YEAR          Since INCEPTION
                                        ------                ------               -------               ----------
------------------------------------------------------------------------------------------------------------------------------------
                               INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------------------------------
Global Emerging Markets
(Inception 10/4/95)                     0.37%                (3.64)%                 N/A                (3.46)%

------------------------------------------------------------------------------------------------------------------------------------
International Small Companies
(Inception 2/7/96)                     (7.29)%                3.62%                  N/A                 1.89%

------------------------------------------------------------------------------------------------------------------------------------
International Equity
(Inception 8/15/00)                    (10.20)%                N/A                   N/A                (15.09)%

------------------------------------------------------------------------------------------------------------------------------------
Global Water
(Inception 12/31/01)                   (12.27)%                N/A                   N/A                (12.27)%

------------------------------------------------------------------------------------------------------------------------------------
                                  RETAIL CLASS
------------------------------------------------------------------------------------------------------------------------------------
Global Water
(Inception 12/31/01)                   (12.42)%                N/A                   N/A
------------------------------------------------------------------------------------------------------------------------------------

                               GENERAL INFORMATION

             DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

             Each Fund's policy is to distribute substantially all of its net investment income, if any, together with any net realized capital gains in the amount and at the times that generally will avoid both income and the Federal excise tax on undistributed income and gains (see discussion under "Dividends, Capital Gain Distributions and Taxes" in the Prospectus). The amounts of any income dividends or capital gain distributions cannot be predicted.

             Any dividend or distribution paid shortly after the purchase of shares of a Fund by an investor may have the effect of reducing the per share net asset value of a Fund by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of a portion of the purchase price, are subject to income taxes as set forth in the Prospectus.

             DESCRIPTION OF SHARES AND VOTING RIGHTS


             The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may be held personally liable as partners for its obligations under certain circumstances. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust was organized as a Massachusetts business trust on May 23, 1995. Effective April 30, 2000, the Trust's name changed from Panorama Trust to Pictet Funds. The Declaration of Trust authorizes the Trustees to classify and reclassify any unissued shares into one or more series and classes of shares. Currently the Trust has four series. The Trustees have authorized the issuance of an unlimited number of shares of beneficial interest, $0.001 par value, in two separate classes of shares in each of the Trust's
Funds: Institutional and Retail Class shares. The Retail Class is identical to the Institutional Class except that the Retail Class shares of the Funds each have adopted a Rule 12b-1 Distribution Plan pursuant to which the Retail Class shares of the Funds may reimburse the distributor, or others, on a monthly basis for costs and expenses incurred by the distributor in connection with the distribution and marketing of shares of the Funds.

         When matters are submitted for shareholder vote, shareholders of a Fund will have one vote for each full share owned and proportionate, fractional votes for fractional shares held. As of April 1, 2003, The Salvation Army may be deemed to control the Institutional Class of the International Small Companies Fund by virtue of owning more than 25% of the outstanding shares of the Institutional Class of the Fund. As of April 1, 2003, Donald Lufkin Jenrette Securities Corp. may be deemed to control the Retail Class of the International Small Companies Fund by virtue of owning more than 25% of the outstanding shares of the Retail Class of the Fund. As of April 1, 2003, Fox & Co., New York, NY may be deemed to control the International Equity Funds by virtue of owning more than 25% of the outstanding shares of each Fund. As of April 1, 2003, Fox & Co., New York, NY may be deemed to control the Institutional Class and Retail Class of the Global Water Fund by virtue of owning more than 25% of the outstanding shares of each Class.



         Shares of each Fund are entitled to vote separately to approve investment advisory agreements or charges in fundamental investment policies, but vote together on the election of Trustees or selection of independent accountants.

         Under Massachusetts law and the Declaration of Trust, the Trust is not required and currently does not intend to hold annual meetings of shareholders for the election of Trustees except as required under the 1940 Act. Meetings of shareholders for the purpose of electing Trustees normally will not be held unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares of a class at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders upon the written request of shareholders holding at least 10% of the Trust's outstanding shares of a class. In addition, shareholders who meet certain criteria will be assisted by the Trust in communicating with other shareholders in seeking the holding of such meeting.

             Shareholder inquiries should be addressed to the Trust at the address or telephone number stated on the cover page.

                              FINANCIAL STATEMENTS



             Each Fund's audited financial statements, financial highlights and related notes and the report of independent accountants for the fiscal year ended December 31, 2002 are contained in the Trust's annual report for the year ended December 31, 2002, filed with the Commission on March 6, 2003 and incorporated by reference into this Statement of Additional Information.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

SHORT-TERM CREDIT RATINGS

         A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

         "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for short-term obligations:

         "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuers do not fall within any of the Prime rating categories.

         Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

         "D" - Securities are in actual or imminent payment default.

LONG-TERM CREDIT RATINGS

         The following summarizes the ratings used by Standard & Poor's for long-term issues:

         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - A subordinated debt obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for long-term debt:

         "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

         PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to categories below "CCC".

NOTES TO SHORT-TERM AND LONG-TERM CREDIT RATINGS

STANDARD & POOR'S

         CREDITWATCH: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor's analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means a rating may be lowered; and "developing" means that a rating may be raised, lowered or affirmed.

         RATING OUTLOOK: A Standard & Poor's Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

             o Positive means that a rating may be raised.
             o Negative means that a rating may be lowered.
             o Stable means that a rating is not likely to change.
             o Developing means a rating may be raised or lowered.
             o N.M. means not meaningful.

MOODY'S

         WATCHLIST: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events which, in Moody's opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody's Investors Services, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

FITCH

         WITHDRAWN: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

         RATING WATCH: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

         RATING OUTLOOK: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlooks does not imply a rating change is inevitable. Similarly, companies whose outlooks are "stable" could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

MUNICIPAL NOTE RATINGS

         A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody's Investment Grade ("MIG") and are divided into three levels - MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue's specific structural or credit features. The following summarizes the ratings by Moody's for these short-term obligations:

         "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

         "MIG-3"/"VMIG-3" - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody's credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

                                OTHER INFORMATION

ITEM 23.  EXHIBITS:
          ---------

                    (a) Declaration of Trust dated May 23, 1995 is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement as filed with the SEC via EDGAR on January 2, 1996 ("Post-Effective Amendment No. 3").

                         (i) Amendment to the Declaration of Trust dated June 8, 1995 is incorporated by reference to Post-Effective Amendment No. 3.

                         (ii) Amendment to the Declaration of Trust dated December 28, 1995 is incorporated by reference to Post-Effective Amendment No. 3.

                         (iii) Amendment to the Declaration of Trust dated March
                               1, 1996 is incorporated by reference to
                               Post-Effective Amendment No. 4 to the
                               Registration Statement as filed with the SEC via EDGAR on April 1, 1996 ("Post-Effective
                               Amendment No. 4").

                         (iv) Amendment to the Declaration of Trust dated April 17, 1997 is incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement as filed with the SEC via EDGAR on April 30, 1998 ("Post-Effective Amendment No. 8").

                         (v) Amendment to the Declaration of Trust dated April 13, 1999 is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement as filed with the SEC via EDGAR on April 30, 1999.

                         (vi)  Amendment to the Declaration of Trust dated
                               May 11, 2000 is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement as filed with the SEC via EDGAR on June 28, 2000.


                         (vii) Amendment to the Declaration of Trust dated
                               December 4, 2001 is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement as filed with the SEC via EDGAR on April 29, 2002.


                    (b) By-Laws dated May 23, 1995, as amended on December 15, 2000 are incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement as filed with the SEC via EDGAR on March 1, 2001
                         ("Post-Effective Amendment No. 18").

                    (c)  Not Applicable.

                    (d) Investment Advisory Agreement between Registrant and Pictet International Management Limited dated October 3, 1995 with respect to Pictet Global Emerging Markets Fund is incorporated by reference to Post-Effective Amendment No. 3.

                         (i) Supplement dated January 2, 1996 to the Investment Advisory Agreement with respect to Pictet International Small Companies Fund is incorporated by reference to Post-Effective Amendment No. 4.

                         (ii) Supplement dated March 12, 1997 to the Investment Advisory Agreement with respect to Pictet Eastern European Fund is incorporated by reference to Post-Effective Amendment No. 8.

                         (iii) Supplement to the Investment Advisory Agreement
                               with respect to Pictet European Equity Fund is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement as filed with the SEC via EDGAR on July 19, 2000 ("Post-Effective Amendment No. 17").

                         (iv) Supplement to the Investment Advisory Agreement with respect to Pictet International Equity Fund is incorporated by reference to Post-Effective Amendment No. 17.


                         (v) Supplement to the Investment Advisory Agreement with respect to the Pictet Global Water Fund is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement as filed with the SEC via EDGAR on April 29, 2002.


                    (e) Distribution Agreement between Registrant and PFPC Distributors, Inc. dated December 31, 2000 is incorporated by reference to Post-Effective Amendment No. 18.

                         (i) Supplement to the Distribution Agreement between Registrant and PFPC Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement as filed with the SEC via EDGAR on April 29, 2002.

                    (f)  Not Applicable.

                    (g) Custodian Agreement between Registrant and Brown Brothers Harriman & Co. dated September 15, 1995 with respect to Pictet Global Emerging Markets Fund is incorporated by reference to Post-Effective Amendment No. 3.

                         (i) Amendment to Custodian Agreement dated January 10, 1996 with respect to Pictet International Small Companies Fund is incorporated by reference to Post-Effective Amendment No. 4.

                         (ii) Amendment to Custodian Agreement dated September 13, 1996 is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement as filed with the SEC via EDGAR on February 18, 1997.


                         (iii) Amendment to Custodian Agreement dated September
                               16, 1997 with respect to Pictet Eastern European Fund is incorporated by reference to Post-Effective Amendment No. 8.

                         (iv) Amendment to Custodian Agreement with respect to Pictet European Equity Fund is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement as filed with the SEC via EDGAR on February 3, 1999 ("Post-Effective Amendment No. 10").

                         (v) Amendment to Custodian Agreement with respect to Pictet International Equity Fund is incorporated by reference to Post-Effective Amendment No. 17.

                         (vi) Supplement to the Custodian Agreement with respect to the Pictet Global Water Fund is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement as filed with the SEC via EDGAR on April 29, 2002.

                    (h) (i) Transfer Agency and Services Agreement between Registrant and The Shareholder Services Group, Inc. (now known as PFPC Inc.) dated October 3, 1995 with respect to Pictet Global Emerging Markets Fund is incorporated by reference to Post-Effective Amendment No. 3.

                         (a) Supplement dated January 2, 1996 to the Transfer Agency and Services Agreement with respect to Pictet International Small Companies Fund is incorporated by reference to Post-Effective Amendment No. 4.

                         (b) Supplement dated March 12, 1997 to the Transfer Agency and Services Agreement with respect to Pictet Eastern European Fund is incorporated by reference to Post-Effective Amendment No. 8.

                         (c) Supplement to the Transfer Agency and Services Agreement with respect to Pictet European Equity Fund is incorporated by reference to Post-Effective Amendment No. 10.

                         (d) Supplement to the Transfer Agency and Services Agreement with respect to Pictet International Equity Fund is incorporated by reference to Post-Effective Amendment No. 17.

                         (e) Supplement to the Transfer Agency and Services Agreement with respect to the Pictet Global Water Fund is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement as filed with the SEC via EDGAR on April 29, 2002.

                         (f) Amendment to the Transfer Agency and Services Agreement dated July 24, 2002 is filed herewith.

                         (ii) Administration Agreement dated October 3, 1995
                              between Registrant and The Shareholder Services Group, Inc. (now known as PFPC Inc.) with respect to Pictet Global Emerging Markets Fund is incorporated by reference to Post-Effective Amendment No. 3.

                              (a) Amendment dated September 24, 1999 to the Administration Agreement dated October 3, 1995 is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement as filed with the SEC via EDGAR on March 1, 2000.

                              (b)  Supplement dated January 2, 1996 to the
                                   Administration Agreement dated October 3,
                                   1995 with respect to Pictet International
                                   Small Companies Fund is incorporated by
                                   reference to Post-Effective Amendment No. 4.

                              (c)  Supplement dated March 12, 1997 to the
                                   Administration Agreement with respect to
                                   Pictet Eastern European Fund is incorporated by reference to Post-Effective Amendment No. 8.

                              (d) Supplement to the Administration Agreement with respect to Pictet European Equity Fund is incorporated by reference to Post-Effective Amendment No. 10.

                              (e) Supplement to the Administration Agreement with respect to Pictet International Equity Fund is incorporated by reference to Post-Effective Amendment No. 17.

                              (f) Form of Amendment No. 12 dated August 16, 2000 to the Administration Agreement dated October 3, 1995 is incorporated by reference to Post-Effective Amendment No. 18.

                              (g) Supplement to Administration Agreement with respect to the Pictet Global Water Fund is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement as filed with the SEC via EDGAR on April 29, 2002.


                    (i)  Not Applicable.


                    (j) Consent of PricewaterhouseCoopers LLP is filed herewith.


                    (k)  Not Applicable.

                    (l) Purchase Agreement dated October 2, 1995 with respect to Pictet Global Emerging Markets Fund is incorporated by reference to Post-Effective Amendment No. 3.

                         (i) Purchase Agreement dated February 1, 1996 with respect to Pictet International Small Companies is incorporated by reference to Post-Effective Amendment No. 4.

                         (ii) Purchase Agreement dated March 12, 1997 with respect to Pictet Eastern European Fund is incorporated by reference to Post-Effective Amendment No. 8.

                         (iii) Form of Purchase Agreement with respect to Pictet
                               European Equity Fund is incorporated by reference to Post-Effective Amendment No. 17.

                         (iv) Form of Purchase Agreement with respect to Pictet International Equity Fund is incorporated by reference to Post-Effective Amendment No. 17.


                         (v) Subscription Agreement with respect to Pictet Global Water Fund is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement as filed with the SEC via EDGAR on April 29, 2002.


                    (m) Retail Class Plan of Distribution pursuant to Rule 12b-1 is incorporated by reference to Post-Effective Amendment No. 18.

                    (n) Multiple Class Plan pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 18.


                    (o)  Not Applicable.

                    (p) (i) Code of Ethics for the Trust is incorporated by reference to Post-Effective Amendment No. 17.

                               (a) Amended and Restated Code of Ethics for the Trust dated September 19, 2002 is filed herewith.

                         (ii) Code of Ethics for Pictet International Management Limited is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement as filed with the SEC via EDGAR on April 14, 2000.

                               (a)  Amended and Restated Code of Ethics for
                                    Pictet International Management Limited
                                    dated September 19, 2002 is filed herewith.


                    (q) Powers of Attorney for Jean G. Pilloud, Jean-Francois Demole, Jeffrey P. Somers, John F. Herman, Bruce W. Schnitzer, David J. Callard and Edward L. Hoyt are incorporated by reference to Post-Effective Amendment No. 19.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
          -------------------------------------------------------------

          None.

ITEM 25.  INDEMNIFICATION
          ---------------

          Under Section 4.3 of Registrant's Declaration of Trust, any past or present Trustee or officer of Registrant (hereinafter referred to as a "Covered Person") is indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit, or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, as amended, that such Covered Person has not acted in good faith in the reasonable belief that his or her actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, as amended, that such Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Expenses may be paid by Registrant in advance of the final disposition of any claim, action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust, as amended, and the Covered Person either provides security for such undertaking or insures Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, as amended, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer, or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER
          --------------------------------------------------------

          Pictet International Management Limited (the "Adviser") is an affiliate of Pictet & Cie (the "Bank"), a Swiss private bank which was founded in 1805. The Bank manages the accounts for institutional and private clients and is owned by eight partners. The Adviser, established in 1980, manages the investment needs of clients seeking to invest in the international fixed revenue and equity markets.

          The list required by this Item 26 of officers and directors of Pictet International Management Limited, together with the information as to any other business, profession, vocation, or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Pictet International Management Limited pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-15143).

ITEM 27.  PRINCIPAL UNDERWRITERS
          ----------------------

          (a) PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies as of April 1, 2003:

                    AB Funds Trust
                    AFBA 5 Star Funds, Inc.
                    Atlantic Whitehall Funds Trust
                    Deutsche Asset Management VIT Funds
                    Forward Funds, Inc
                    GAMNA Series Funds, Inc.
                    Harris Insight Funds Trust
                    Hillview Investment Trust II
                    International Dollar Reserve Fund I, Ltd.
                    Kalmar Pooled Investment Trust
                    Matthews Asian Funds
                    Metropolitan West Funds
                    New Covenant Funds
                    Pictet Funds
                    The RBB Fund, Inc.
                    RS Investment Trust
                    Smith Graham Institutional Funds
                    Stratton Growth Fund, Inc.
                    Stratton Monthly Dividend REIT Shares, Inc.
                    The Stratton Funds, Inc.
                    Tomorrow Funds Retirement Trust
                    Trainer, Wortham First Mutual Funds
                    Undiscovered Managers Funds
                    Weiss, Peck & Greer Funds Trust
                    Weiss, Peck & Greer International Fund
                    Wilshire Target Funds, Inc.
                    WPG Large Cap Growth Fund
                    WPG Tudor Fund
                    WT Investment Trust

          Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                    BlackRock Provident Institutional Funds
                    BlackRock Funds, Inc.


          Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

                    Northern Funds Trust
                    Northern Institutional Funds Trust


          Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                    ABN AMRO Funds


          PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 760 Moore Road, King of Prussia, PA 19406.

          (b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:

          Steven Turowski         -  Chairman, Chief Executive Officer, Director
                                     and President
          Brian Burns             -  Director
          Michael Denofrio        -  Director
          Susan Keller            -  Director
          Rita G. Adler           -  Chief Compliance Officer
          Christine A. Ritch      -  Chief Legal Officer
          Salvatore Faia          -  Secretary and Clerk
          Christopher S. Conner   -  Assistant Secretary and Assistant Clerk
          Bradley A. Stearns      -  Assistant Secretary and Assistant Clerk
          John L. Wilson          -  Assistant Secretary and Assistant Clerk
          John Coary              -  Treasurer
          Douglas D. Castagna     -  Controller and Assistant Treasurer
          Bruno DiStefano         -  Vice President
          Elizabeth T. Holtsbery  -  Vice President
          Susan K. Moscaritolo    -  Vice President
          Thomas Rodman           -  Vice President

(c) Not applicable.


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS
          --------------------------------

          All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 through 31a-3 thereunder are maintained at the following offices:

          Pictet International Management Limited
          Tower 42, Level 37
          25 Old Broad Street
          London, England EC2N 1HQ
          (records relating to its functions as investment adviser)

          Brown Brothers Harriman & Co.
          40 Water Street
          Boston, Massachusetts  02109
          (records relating to its functions as custodian)


          PFPC Inc.
          101 Federal Street
          Boston, Massachusetts  02110
          (records relating to its functions as administrator)


          PFPC Inc.
          760 Moore Road
          King of Prussia, PA 19406
          (records relating to its functions as distributor and transfer agent)

ITEM 29.  MANAGEMENT SERVICES
          -------------------

          Not Applicable.

ITEM 30.  UNDERTAKINGS
          ------------

          Not Applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of King of Prussia and Commonwealth of Pennsylvania on the 29th day of April, 2003.


                                               PICTET FUNDS


                                      By       /S/ JEAN G. PILLOUD
                                               ---------------------------------

                                               Jean G. Pilloud
                                               Chairman, President and Trustee


Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 22 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                 TITLE                       DATE


 /S/ JEAN G. PILLOUD               Chairman, President           April 29, 2003
-------------------------          and Trustee
(Jean G. Pilloud)                  (Chief Executive Officer)


                                   Trustee                       April 29, 2003
-------------------------
(Remy Best)

            *                      Trustee                       April 29, 2003
-------------------------
(Bruce W. Schnitzer)

            *                      Trustee                       April 29, 2003
-------------------------
(David J. Callard)

            *                      Trustee                       April 29, 2003
-------------------------
(Edward L. Hoyt)

 /S/ PAUL MARTIN                   Treasurer                     April 29, 2003
-------------------------          (Principal Financial and
(Paul Martin)                      Accounting Officer)



* By:
 /S/ JEAN G. PILLOUD
-------------------------
     JEAN PILLOUD
     as Attorney-in-Fact

                                  EXHIBIT INDEX

EXHIBIT NO.         DESCRIPTION
-----------         -----------

(h)(i)(f) Amendment to the Transfer Agency and Services Agreement dated July 24, 2002.

(j)                 Consent of PricewaterhouseCoopers LLP.

(p)(i)(a) Amended and Restated Code of Ethics for the Trust dated September 19, 2002.

(p)(ii)(a) Amended and Restated Code of Ethics for Pictet International Management Limited dated September 19, 2002.